UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers® Value
Multi-Manager Fund

August 31, 2014

1.931580.102

MMV-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 1.2%
Autoliv, Inc.	300	$ 31,107
Delphi Automotive PLC	200	13,916
Johnson Controls, Inc.	520	25,381
Lear Corp.	1,017	102,849
TRW Automotive Holdings Corp. (a)	480	46,219
		219,472
Automobiles - 0.5%
Ford Motor Co.	3,200	55,712
General Motors Co.	800	27,840
		83,552
Diversified Consumer Services - 0.1%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	721	20,022
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	600	29,340
Carnival Corp. unit	320	12,122
Hyatt Hotels Corp. Class A (a)	30	1,833
McDonald's Corp.	280	26,242
Royal Caribbean Cruises Ltd.	130	8,289
Six Flags Entertainment Corp.	467	17,036
Wyndham Worldwide Corp.	40	3,238
		98,100
Household Durables - 0.6%
Garmin Ltd.	60	3,260
Lennar Corp. Class A	1,243	48,701
Newell Rubbermaid, Inc.	220	7,374
PulteGroup, Inc.	200	3,844
Whirlpool Corp.	340	52,027
		115,206
Leisure Products - 0.0%
Hasbro, Inc.	100	5,266
Media - 4.1%
Comcast Corp. Class A	1,275	69,781
DIRECTV (a)	1,210	104,605
Gannett Co., Inc.	1,380	46,589
Liberty Global PLC Class C	1,222	51,238
Liberty Media Corp.:
Class A (a)	343	16,886
Class C (a)	686	33,250
News Corp. Class A (a)	987	17,396
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Omnicom Group, Inc.	413	$ 29,740
Scripps Networks Interactive, Inc. Class A	253	20,167
Starz Series A (a)	1,300	40,677
Time Warner Cable, Inc.	400	59,172
Time Warner, Inc.	2,587	199,277
Time, Inc. (a)	116	2,724
Viacom, Inc. Class B (non-vtg.)	670	54,371
		745,873
Multiline Retail - 1.3%
Dillard's, Inc. Class A	320	36,582
Kohl's Corp.	960	56,438
Macy's, Inc.	1,503	93,622
Nordstrom, Inc.	140	9,695
Target Corp.	500	30,035
		226,372
Specialty Retail - 0.6%
AutoNation, Inc. (a)	70	3,798
AutoZone, Inc. (a)	20	10,777
Foot Locker, Inc.	80	4,489
Gap, Inc.	130	6,000
Home Depot, Inc.	935	87,423
Penske Automotive Group, Inc.	70	3,358
		115,845
TOTAL CONSUMER DISCRETIONARY		1,629,708
CONSUMER STAPLES - 6.8%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	200	9,556
Diageo PLC sponsored ADR	364	43,633
Dr. Pepper Snapple Group, Inc.	110	6,921
		60,110
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	3,156	250,744
Kroger Co.	1,700	86,666
Sysco Corp.	380	14,375
Wal-Mart Stores, Inc.	2,160	163,080
Walgreen Co.	790	47,811
		562,676
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.3%
Archer Daniels Midland Co.	1,600	$ 79,776
Bunge Ltd.	100	8,465
Campbell Soup Co.	100	4,482
General Mills, Inc.	1,137	60,693
Ingredion, Inc.	620	49,451
Kellogg Co.	110	7,147
Kraft Foods Group, Inc.	180	10,602
Mondelez International, Inc.	1,090	39,447
Pilgrims Pride Corp. (a)	140	4,182
The Hershey Co.	270	24,683
Tyson Foods, Inc. Class A	1,814	69,041
Unilever NV (NY Reg.)	1,130	47,053
		405,022
Household Products - 0.4%
Energizer Holdings, Inc.	340	41,317
Kimberly-Clark Corp.	290	31,320
		72,637
Personal Products - 0.2%
Coty, Inc. Class A	1,770	30,426
Tobacco - 0.5%
Altria Group, Inc.	1,300	56,004
Lorillard, Inc.	290	17,313
Reynolds American, Inc.	410	23,973
		97,290
TOTAL CONSUMER STAPLES		1,228,161
ENERGY - 12.8%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	230	15,902
Ensco PLC Class A	700	35,336
Halliburton Co.	998	67,475
Helmerich & Payne, Inc.	400	42,020
National Oilwell Varco, Inc.	330	28,522
Noble Corp.	700	19,922
Paragon Offshore PLC (a)	233	2,172
Parker Drilling Co. (a)	2,100	13,188
Patterson-UTI Energy, Inc.	80	2,763
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	368	$ 40,348
Superior Energy Services, Inc.	80	2,867
		270,515
Oil, Gas & Consumable Fuels - 11.3%
Apache Corp.	620	63,135
Chesapeake Energy Corp.	350	9,520
Chevron Corp.	1,980	256,311
ConocoPhillips Co.	2,440	198,177
CONSOL Energy, Inc.	120	4,834
Denbury Resources, Inc.	110	1,894
Devon Energy Corp.	310	23,380
Energen Corp.	234	18,832
EOG Resources, Inc.	272	29,887
EQT Corp.	392	38,832
Exxon Mobil Corp.	5,099	507,147
Hess Corp.	660	66,726
HollyFrontier Corp.	80	4,002
Marathon Oil Corp.	1,580	65,870
Marathon Petroleum Corp.	1,153	104,935
Murphy Oil Corp.	630	39,356
Occidental Petroleum Corp.	1,329	137,857
Phillips 66 Co.	2,687	233,823
Pioneer Natural Resources Co.	202	42,147
QEP Resources, Inc.	1,250	44,463
Rice Energy, Inc.	247	7,232
Southwestern Energy Co. (a)	110	4,530
Tesoro Corp.	40	2,590
Valero Energy Corp.	2,495	135,079
		2,040,559
TOTAL ENERGY		2,311,074
FINANCIALS - 24.2%
Banks - 11.5%
Banco Santander SA (Spain) sponsored ADR	4,978	49,382
Bank of America Corp.	14,665	235,960
BB&T Corp.	1,811	67,605
Citigroup, Inc.	3,995	206,342
Comerica, Inc.	140	7,048
Commerce Bancshares, Inc.	72	3,321
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp	4,877	$ 99,515
First Republic Bank	751	36,724
Huntington Bancshares, Inc.	3,330	32,784
JPMorgan Chase & Co.	8,814	523,992
KeyCorp	2,600	35,386
M&T Bank Corp.	320	39,562
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	29,375
PNC Financial Services Group, Inc.	1,210	102,548
Regions Financial Corp.	1,060	10,759
SunTrust Banks, Inc.	410	15,613
U.S. Bancorp	1,250	52,850
Wells Fargo & Co.	10,295	529,575
		2,078,341
Capital Markets - 2.5%
Ameriprise Financial, Inc.	840	105,638
Bank of New York Mellon Corp.	870	34,087
BlackRock, Inc. Class A	130	42,969
Franklin Resources, Inc.	480	27,130
Goldman Sachs Group, Inc.	500	89,555
Invesco Ltd.	340	13,886
Morgan Stanley	1,990	68,277
Northern Trust Corp.	160	11,096
State Street Corp.	740	53,302
		445,940
Consumer Finance - 2.4%
American Express Co.	820	73,431
Capital One Financial Corp.	2,218	182,009
Discover Financial Services	2,202	137,339
Navient Corp.	1,400	25,116
SLM Corp.	1,100	9,746
		427,641
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	1,107	151,936
Voya Financial, Inc.	80	3,127
		155,063
Insurance - 6.8%
ACE Ltd.	792	84,213
AFLAC, Inc.	700	42,868
Alleghany Corp. (a)	20	8,623
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp.	2,433	$ 149,605
American Financial Group, Inc.	660	39,580
American International Group, Inc.	1,120	62,787
Assurant, Inc.	460	30,705
Assured Guaranty Ltd.	100	2,415
Axis Capital Holdings Ltd.	600	28,932
Everest Re Group Ltd.	240	39,322
Genworth Financial, Inc. Class A (a)	190	2,696
Hartford Financial Services Group, Inc.	940	34,827
HCC Insurance Holdings, Inc.	110	5,515
Lincoln National Corp.	1,300	71,552
MetLife, Inc.	1,254	68,644
PartnerRe Ltd.	340	37,975
Platinum Underwriters Holdings Ltd.	400	24,988
Principal Financial Group, Inc.	230	12,487
Prudential Financial, Inc.	1,470	131,859
Reinsurance Group of America, Inc.	60	4,979
RenaissanceRe Holdings Ltd.	80	8,191
The Chubb Corp.	870	79,997
The Travelers Companies, Inc.	1,821	172,467
Torchmark Corp.	280	15,274
Unum Group	1,190	43,161
Validus Holdings Ltd.	422	16,504
W.R. Berkley Corp.	70	3,385
XL Group PLC Class A	80	2,734
		1,226,285
Real Estate Investment Trusts - 0.2%
American Capital Agency Corp.	836	19,771
American Homes 4 Rent Class A	909	16,253
		36,024
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	340	5,423
People's United Financial, Inc.	70	1,047
		6,470
TOTAL FINANCIALS		4,375,764
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.0%
Biotechnology - 1.1%
Amgen, Inc.	1,170	$ 163,075
United Therapeutics Corp. (a)	300	35,349
		198,424
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	1,260	94,475
Becton, Dickinson & Co.	140	16,404
CareFusion Corp. (a)	140	6,427
Covidien PLC	520	45,152
Medtronic, Inc.	2,706	172,778
St. Jude Medical, Inc.	220	14,430
Zimmer Holdings, Inc.	1,019	101,197
		450,863
Health Care Providers & Services - 3.6%
Aetna, Inc.	1,110	91,164
Cardinal Health, Inc.	260	19,162
Cigna Corp.	720	68,112
Express Scripts Holding Co. (a)	756	55,891
HCA Holdings, Inc. (a)	240	16,757
Humana, Inc.	320	41,197
Laboratory Corp. of America Holdings (a)	304	32,598
LifePoint Hospitals, Inc. (a)	200	14,960
McKesson Corp.	71	13,847
Omnicare, Inc.	545	34,755
Quest Diagnostics, Inc.	460	29,077
UnitedHealth Group, Inc.	1,270	110,084
WellPoint, Inc.	1,130	131,656
		659,260
Pharmaceuticals - 4.8%
AbbVie, Inc.	2,465	136,265
Hospira, Inc. (a)	634	34,071
Johnson & Johnson	1,861	193,042
Merck & Co., Inc.	3,020	181,532
Pfizer, Inc.	8,999	264,481
Sanofi SA sponsored ADR	277	15,152
Shire PLC sponsored ADR	49	11,973
Teva Pharmaceutical Industries Ltd. sponsored ADR	662	34,768
		871,284
TOTAL HEALTH CARE		2,179,831
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.1%
Aerospace & Defense - 3.3%
Engility Holdings, Inc. (a)	66	$ 2,319
General Dynamics Corp.	690	85,043
Honeywell International, Inc.	723	68,851
Huntington Ingalls Industries, Inc.	20	2,042
L-3 Communications Holdings, Inc.	460	50,577
Lockheed Martin Corp.	861	149,814
Northrop Grumman Corp.	620	78,876
Raytheon Co.	1,193	114,934
Rockwell Collins, Inc.	110	8,468
United Technologies Corp.	350	37,793
		598,717
Airlines - 0.4%
Alaska Air Group, Inc.	110	5,097
Delta Air Lines, Inc.	1,129	44,686
Southwest Airlines Co.	530	16,965
United Continental Holdings, Inc. (a)	282	13,426
		80,174
Commercial Services & Supplies - 0.4%
Deluxe Corp.	700	41,685
R.R. Donnelley & Sons Co.	1,500	26,505
Republic Services, Inc.	240	9,439
		77,629
Construction & Engineering - 0.1%
Fluor Corp.	120	8,867
Quanta Services, Inc. (a)	140	5,088
		13,955
Electrical Equipment - 0.3%
Emerson Electric Co.	788	50,448
Industrial Conglomerates - 1.4%
General Electric Co.	9,623	250,006
Machinery - 2.4%
AGCO Corp.	500	24,420
Caterpillar, Inc.	730	79,621
Crane Co.	358	24,913
Cummins, Inc.	130	18,864
Deere & Co.	1,344	113,017
Dover Corp.	354	31,106
Illinois Tool Works, Inc.	455	40,136
Ingersoll-Rand PLC	140	8,428
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc.	60	$ 3,789
Lincoln Electric Holdings, Inc.	40	2,844
Oshkosh Truck Corp.	700	34,776
PACCAR, Inc.	110	6,909
Parker Hannifin Corp.	120	13,860
Snap-On, Inc.	40	4,998
Stanley Black & Decker, Inc.	120	10,980
Terex Corp.	50	1,871
Timken Co.	200	9,058
Trinity Industries, Inc.	50	2,419
		432,009
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	2,348
Road & Rail - 0.7%
AMERCO	10	2,778
CSX Corp.	760	23,492
Norfolk Southern Corp.	562	60,134
Union Pacific Corp.	330	34,739
		121,143
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	26,768
TOTAL INDUSTRIALS		1,653,197
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	3,359	35,437
Cisco Systems, Inc.	9,127	228,084
Harris Corp.	580	41,406
Juniper Networks, Inc.	250	5,798
QUALCOMM, Inc.	1,320	100,452
		411,177
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	80	4,980
Avnet, Inc.	160	7,122
Corning, Inc.	3,000	62,580
TE Connectivity Ltd.	2,089	130,939
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tech Data Corp. (a)	600	$ 40,500
Vishay Intertechnology, Inc.	1,300	20,800
		266,921
Internet Software & Services - 0.3%
eBay, Inc. (a)	904	50,172
IT Services - 1.3%
Accenture PLC Class A	340	27,560
Amdocs Ltd.	800	37,680
Blackhawk Network Holdings, Inc. (a)	82	2,253
Broadridge Financial Solutions, Inc.	70	2,978
Computer Sciences Corp.	120	7,175
Fidelity National Information Services, Inc.	291	16,514
Global Payments, Inc.	292	21,234
IBM Corp.	300	57,690
The Western Union Co.	160	2,795
Xerox Corp.	4,740	65,459
		241,338
Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	4,480	156,442
Lam Research Corp.	80	5,753
NVIDIA Corp.	440	8,558
ON Semiconductor Corp. (a)	1,994	19,461
Texas Instruments, Inc.	874	42,109
		232,323
Software - 3.7%
Activision Blizzard, Inc.	515	12,123
Adobe Systems, Inc. (a)	700	50,330
Microsoft Corp.	8,036	365,075
Oracle Corp.	5,859	243,324
Symantec Corp.	210	5,099
		675,951
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	4,187	429,168
EMC Corp.	4,923	145,376
Hewlett-Packard Co.	3,360	127,680
SanDisk Corp.	160	15,674
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Seagate Technology LLC	1,222	$ 76,473
Western Digital Corp.	1,410	145,244
		939,615
TOTAL INFORMATION TECHNOLOGY		2,817,497
MATERIALS - 3.4%
Chemicals - 2.0%
Ashland, Inc.	60	6,433
Celanese Corp. Class A	120	7,505
CF Industries Holdings, Inc.	170	43,804
E.I. du Pont de Nemours & Co.	570	37,683
Eastman Chemical Co.	480	39,586
Ecolab, Inc.	396	45,469
Huntsman Corp.	2,738	73,625
LyondellBasell Industries NV Class A	430	49,171
The Dow Chemical Co.	925	49,534
The Mosaic Co.	100	4,776
Westlake Chemical Corp.	80	7,770
		365,356
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	320	41,907
Containers & Packaging - 0.5%
Avery Dennison Corp.	50	2,407
Ball Corp.	80	5,128
Bemis Co., Inc.	80	3,259
Crown Holdings, Inc. (a)	655	31,617
MeadWestvaco Corp.	100	4,300
Owens-Illinois, Inc. (a)	120	3,695
Packaging Corp. of America	60	4,079
Rock-Tenn Co. Class A	600	29,496
Sonoco Products Co.	70	2,881
		86,862
Metals & Mining - 0.4%
Allegheny Technologies, Inc.	30	1,265
Barrick Gold Corp.	1,033	18,992
Freeport-McMoRan Copper & Gold, Inc.	1,120	40,734
Nucor Corp.	80	4,346
		65,337
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.3%
Domtar Corp.	500	$ 18,645
International Paper Co.	942	45,640
		64,285
TOTAL MATERIALS		623,747
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	3,500	122,360
Verizon Communications, Inc.	680	33,878
		156,238
UTILITIES - 2.6%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	1,260	67,662
Duke Energy Corp.	380	28,116
Edison International	180	10,645
Entergy Corp.	600	46,446
Exelon Corp.	1,360	45,451
ITC Holdings Corp.	1,250	46,688
Northeast Utilities	200	9,178
OGE Energy Corp.	40	1,501
Pinnacle West Capital Corp.	30	1,709
		257,396
Independent Power Producers & Energy Traders - 0.5%
The AES Corp.	6,045	91,763
Multi-Utilities - 0.7%
Alliant Energy Corp.	80	4,679
Ameren Corp.	190	7,598
Consolidated Edison, Inc.	90	5,210
Public Service Enterprise Group, Inc.	1,290	48,233
SCANA Corp.	600	31,164
Sempra Energy	120	12,716
Wisconsin Energy Corp.	110	4,986
		114,586
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.0%
American Water Works Co., Inc.	110	$ 5,553
TOTAL UTILITIES		469,298
TOTAL COMMON STOCKS (Cost $12,592,862)		17,444,515
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 10/2/14 to 11/6/14 (c) (Cost $39,999)	$ 40,000	39,999
Money Market Funds - 3.3%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $593,936)	593,936	593,936
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $13,226,797)		18,078,450
NET OTHER ASSETS (LIABILITIES) - 0.1%		15,835
NET ASSETS - 100%		$ 18,094,285
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2014	$ 201,280	$ 6,589

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,000.
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,629,708	$ 1,629,708	$ -	$ -
Consumer Staples	1,228,161	1,228,161	-	-
Energy	2,311,074	2,311,074	-	-
Financials	4,375,764	4,375,764	-	-
Health Care	2,179,831	2,179,831	-	-
Industrials	1,653,197	1,653,197	-	-
Information Technology	2,817,497	2,817,497	-	-
Materials	623,747	623,747	-	-
Telecommunication Services	156,238	156,238	-	-
Utilities	469,298	469,298	-	-
U.S. Treasury Obligations	39,999	-	39,999	-
Money Market Funds	593,936	593,936	-	-
Total Investments in Securities:	$ 18,078,450	$ 18,038,451	$ 39,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 6,589	$ 6,589	$ -	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $13,234,301. Net unrealized appreciation aggregated $4,844,149, of which $4,881,824 related to appreciated investment securities and $37,675 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Value
Multi-Manager Fund
Class L
Class N

August 31, 2014

1.9587062.100

MMV-L-MMV-N-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 1.2%
Autoliv, Inc.	300	$ 31,107
Delphi Automotive PLC	200	13,916
Johnson Controls, Inc.	520	25,381
Lear Corp.	1,017	102,849
TRW Automotive Holdings Corp. (a)	480	46,219
		219,472
Automobiles - 0.5%
Ford Motor Co.	3,200	55,712
General Motors Co.	800	27,840
		83,552
Diversified Consumer Services - 0.1%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	721	20,022
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	600	29,340
Carnival Corp. unit	320	12,122
Hyatt Hotels Corp. Class A (a)	30	1,833
McDonald's Corp.	280	26,242
Royal Caribbean Cruises Ltd.	130	8,289
Six Flags Entertainment Corp.	467	17,036
Wyndham Worldwide Corp.	40	3,238
		98,100
Household Durables - 0.6%
Garmin Ltd.	60	3,260
Lennar Corp. Class A	1,243	48,701
Newell Rubbermaid, Inc.	220	7,374
PulteGroup, Inc.	200	3,844
Whirlpool Corp.	340	52,027
		115,206
Leisure Products - 0.0%
Hasbro, Inc.	100	5,266
Media - 4.1%
Comcast Corp. Class A	1,275	69,781
DIRECTV (a)	1,210	104,605
Gannett Co., Inc.	1,380	46,589
Liberty Global PLC Class C	1,222	51,238
Liberty Media Corp.:
Class A (a)	343	16,886
Class C (a)	686	33,250
News Corp. Class A (a)	987	17,396
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Omnicom Group, Inc.	413	$ 29,740
Scripps Networks Interactive, Inc. Class A	253	20,167
Starz Series A (a)	1,300	40,677
Time Warner Cable, Inc.	400	59,172
Time Warner, Inc.	2,587	199,277
Time, Inc. (a)	116	2,724
Viacom, Inc. Class B (non-vtg.)	670	54,371
		745,873
Multiline Retail - 1.3%
Dillard's, Inc. Class A	320	36,582
Kohl's Corp.	960	56,438
Macy's, Inc.	1,503	93,622
Nordstrom, Inc.	140	9,695
Target Corp.	500	30,035
		226,372
Specialty Retail - 0.6%
AutoNation, Inc. (a)	70	3,798
AutoZone, Inc. (a)	20	10,777
Foot Locker, Inc.	80	4,489
Gap, Inc.	130	6,000
Home Depot, Inc.	935	87,423
Penske Automotive Group, Inc.	70	3,358
		115,845
TOTAL CONSUMER DISCRETIONARY		1,629,708
CONSUMER STAPLES - 6.8%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	200	9,556
Diageo PLC sponsored ADR	364	43,633
Dr. Pepper Snapple Group, Inc.	110	6,921
		60,110
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	3,156	250,744
Kroger Co.	1,700	86,666
Sysco Corp.	380	14,375
Wal-Mart Stores, Inc.	2,160	163,080
Walgreen Co.	790	47,811
		562,676
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.3%
Archer Daniels Midland Co.	1,600	$ 79,776
Bunge Ltd.	100	8,465
Campbell Soup Co.	100	4,482
General Mills, Inc.	1,137	60,693
Ingredion, Inc.	620	49,451
Kellogg Co.	110	7,147
Kraft Foods Group, Inc.	180	10,602
Mondelez International, Inc.	1,090	39,447
Pilgrims Pride Corp. (a)	140	4,182
The Hershey Co.	270	24,683
Tyson Foods, Inc. Class A	1,814	69,041
Unilever NV (NY Reg.)	1,130	47,053
		405,022
Household Products - 0.4%
Energizer Holdings, Inc.	340	41,317
Kimberly-Clark Corp.	290	31,320
		72,637
Personal Products - 0.2%
Coty, Inc. Class A	1,770	30,426
Tobacco - 0.5%
Altria Group, Inc.	1,300	56,004
Lorillard, Inc.	290	17,313
Reynolds American, Inc.	410	23,973
		97,290
TOTAL CONSUMER STAPLES		1,228,161
ENERGY - 12.8%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	230	15,902
Ensco PLC Class A	700	35,336
Halliburton Co.	998	67,475
Helmerich & Payne, Inc.	400	42,020
National Oilwell Varco, Inc.	330	28,522
Noble Corp.	700	19,922
Paragon Offshore PLC (a)	233	2,172
Parker Drilling Co. (a)	2,100	13,188
Patterson-UTI Energy, Inc.	80	2,763
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	368	$ 40,348
Superior Energy Services, Inc.	80	2,867
		270,515
Oil, Gas & Consumable Fuels - 11.3%
Apache Corp.	620	63,135
Chesapeake Energy Corp.	350	9,520
Chevron Corp.	1,980	256,311
ConocoPhillips Co.	2,440	198,177
CONSOL Energy, Inc.	120	4,834
Denbury Resources, Inc.	110	1,894
Devon Energy Corp.	310	23,380
Energen Corp.	234	18,832
EOG Resources, Inc.	272	29,887
EQT Corp.	392	38,832
Exxon Mobil Corp.	5,099	507,147
Hess Corp.	660	66,726
HollyFrontier Corp.	80	4,002
Marathon Oil Corp.	1,580	65,870
Marathon Petroleum Corp.	1,153	104,935
Murphy Oil Corp.	630	39,356
Occidental Petroleum Corp.	1,329	137,857
Phillips 66 Co.	2,687	233,823
Pioneer Natural Resources Co.	202	42,147
QEP Resources, Inc.	1,250	44,463
Rice Energy, Inc.	247	7,232
Southwestern Energy Co. (a)	110	4,530
Tesoro Corp.	40	2,590
Valero Energy Corp.	2,495	135,079
		2,040,559
TOTAL ENERGY		2,311,074
FINANCIALS - 24.2%
Banks - 11.5%
Banco Santander SA (Spain) sponsored ADR	4,978	49,382
Bank of America Corp.	14,665	235,960
BB&T Corp.	1,811	67,605
Citigroup, Inc.	3,995	206,342
Comerica, Inc.	140	7,048
Commerce Bancshares, Inc.	72	3,321
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp	4,877	$ 99,515
First Republic Bank	751	36,724
Huntington Bancshares, Inc.	3,330	32,784
JPMorgan Chase & Co.	8,814	523,992
KeyCorp	2,600	35,386
M&T Bank Corp.	320	39,562
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	29,375
PNC Financial Services Group, Inc.	1,210	102,548
Regions Financial Corp.	1,060	10,759
SunTrust Banks, Inc.	410	15,613
U.S. Bancorp	1,250	52,850
Wells Fargo & Co.	10,295	529,575
		2,078,341
Capital Markets - 2.5%
Ameriprise Financial, Inc.	840	105,638
Bank of New York Mellon Corp.	870	34,087
BlackRock, Inc. Class A	130	42,969
Franklin Resources, Inc.	480	27,130
Goldman Sachs Group, Inc.	500	89,555
Invesco Ltd.	340	13,886
Morgan Stanley	1,990	68,277
Northern Trust Corp.	160	11,096
State Street Corp.	740	53,302
		445,940
Consumer Finance - 2.4%
American Express Co.	820	73,431
Capital One Financial Corp.	2,218	182,009
Discover Financial Services	2,202	137,339
Navient Corp.	1,400	25,116
SLM Corp.	1,100	9,746
		427,641
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	1,107	151,936
Voya Financial, Inc.	80	3,127
		155,063
Insurance - 6.8%
ACE Ltd.	792	84,213
AFLAC, Inc.	700	42,868
Alleghany Corp. (a)	20	8,623
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp.	2,433	$ 149,605
American Financial Group, Inc.	660	39,580
American International Group, Inc.	1,120	62,787
Assurant, Inc.	460	30,705
Assured Guaranty Ltd.	100	2,415
Axis Capital Holdings Ltd.	600	28,932
Everest Re Group Ltd.	240	39,322
Genworth Financial, Inc. Class A (a)	190	2,696
Hartford Financial Services Group, Inc.	940	34,827
HCC Insurance Holdings, Inc.	110	5,515
Lincoln National Corp.	1,300	71,552
MetLife, Inc.	1,254	68,644
PartnerRe Ltd.	340	37,975
Platinum Underwriters Holdings Ltd.	400	24,988
Principal Financial Group, Inc.	230	12,487
Prudential Financial, Inc.	1,470	131,859
Reinsurance Group of America, Inc.	60	4,979
RenaissanceRe Holdings Ltd.	80	8,191
The Chubb Corp.	870	79,997
The Travelers Companies, Inc.	1,821	172,467
Torchmark Corp.	280	15,274
Unum Group	1,190	43,161
Validus Holdings Ltd.	422	16,504
W.R. Berkley Corp.	70	3,385
XL Group PLC Class A	80	2,734
		1,226,285
Real Estate Investment Trusts - 0.2%
American Capital Agency Corp.	836	19,771
American Homes 4 Rent Class A	909	16,253
		36,024
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	340	5,423
People's United Financial, Inc.	70	1,047
		6,470
TOTAL FINANCIALS		4,375,764
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.0%
Biotechnology - 1.1%
Amgen, Inc.	1,170	$ 163,075
United Therapeutics Corp. (a)	300	35,349
		198,424
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	1,260	94,475
Becton, Dickinson & Co.	140	16,404
CareFusion Corp. (a)	140	6,427
Covidien PLC	520	45,152
Medtronic, Inc.	2,706	172,778
St. Jude Medical, Inc.	220	14,430
Zimmer Holdings, Inc.	1,019	101,197
		450,863
Health Care Providers & Services - 3.6%
Aetna, Inc.	1,110	91,164
Cardinal Health, Inc.	260	19,162
Cigna Corp.	720	68,112
Express Scripts Holding Co. (a)	756	55,891
HCA Holdings, Inc. (a)	240	16,757
Humana, Inc.	320	41,197
Laboratory Corp. of America Holdings (a)	304	32,598
LifePoint Hospitals, Inc. (a)	200	14,960
McKesson Corp.	71	13,847
Omnicare, Inc.	545	34,755
Quest Diagnostics, Inc.	460	29,077
UnitedHealth Group, Inc.	1,270	110,084
WellPoint, Inc.	1,130	131,656
		659,260
Pharmaceuticals - 4.8%
AbbVie, Inc.	2,465	136,265
Hospira, Inc. (a)	634	34,071
Johnson & Johnson	1,861	193,042
Merck & Co., Inc.	3,020	181,532
Pfizer, Inc.	8,999	264,481
Sanofi SA sponsored ADR	277	15,152
Shire PLC sponsored ADR	49	11,973
Teva Pharmaceutical Industries Ltd. sponsored ADR	662	34,768
		871,284
TOTAL HEALTH CARE		2,179,831
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.1%
Aerospace & Defense - 3.3%
Engility Holdings, Inc. (a)	66	$ 2,319
General Dynamics Corp.	690	85,043
Honeywell International, Inc.	723	68,851
Huntington Ingalls Industries, Inc.	20	2,042
L-3 Communications Holdings, Inc.	460	50,577
Lockheed Martin Corp.	861	149,814
Northrop Grumman Corp.	620	78,876
Raytheon Co.	1,193	114,934
Rockwell Collins, Inc.	110	8,468
United Technologies Corp.	350	37,793
		598,717
Airlines - 0.4%
Alaska Air Group, Inc.	110	5,097
Delta Air Lines, Inc.	1,129	44,686
Southwest Airlines Co.	530	16,965
United Continental Holdings, Inc. (a)	282	13,426
		80,174
Commercial Services & Supplies - 0.4%
Deluxe Corp.	700	41,685
R.R. Donnelley & Sons Co.	1,500	26,505
Republic Services, Inc.	240	9,439
		77,629
Construction & Engineering - 0.1%
Fluor Corp.	120	8,867
Quanta Services, Inc. (a)	140	5,088
		13,955
Electrical Equipment - 0.3%
Emerson Electric Co.	788	50,448
Industrial Conglomerates - 1.4%
General Electric Co.	9,623	250,006
Machinery - 2.4%
AGCO Corp.	500	24,420
Caterpillar, Inc.	730	79,621
Crane Co.	358	24,913
Cummins, Inc.	130	18,864
Deere & Co.	1,344	113,017
Dover Corp.	354	31,106
Illinois Tool Works, Inc.	455	40,136
Ingersoll-Rand PLC	140	8,428
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc.	60	$ 3,789
Lincoln Electric Holdings, Inc.	40	2,844
Oshkosh Truck Corp.	700	34,776
PACCAR, Inc.	110	6,909
Parker Hannifin Corp.	120	13,860
Snap-On, Inc.	40	4,998
Stanley Black & Decker, Inc.	120	10,980
Terex Corp.	50	1,871
Timken Co.	200	9,058
Trinity Industries, Inc.	50	2,419
		432,009
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	2,348
Road & Rail - 0.7%
AMERCO	10	2,778
CSX Corp.	760	23,492
Norfolk Southern Corp.	562	60,134
Union Pacific Corp.	330	34,739
		121,143
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	26,768
TOTAL INDUSTRIALS		1,653,197
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	3,359	35,437
Cisco Systems, Inc.	9,127	228,084
Harris Corp.	580	41,406
Juniper Networks, Inc.	250	5,798
QUALCOMM, Inc.	1,320	100,452
		411,177
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	80	4,980
Avnet, Inc.	160	7,122
Corning, Inc.	3,000	62,580
TE Connectivity Ltd.	2,089	130,939
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tech Data Corp. (a)	600	$ 40,500
Vishay Intertechnology, Inc.	1,300	20,800
		266,921
Internet Software & Services - 0.3%
eBay, Inc. (a)	904	50,172
IT Services - 1.3%
Accenture PLC Class A	340	27,560
Amdocs Ltd.	800	37,680
Blackhawk Network Holdings, Inc. (a)	82	2,253
Broadridge Financial Solutions, Inc.	70	2,978
Computer Sciences Corp.	120	7,175
Fidelity National Information Services, Inc.	291	16,514
Global Payments, Inc.	292	21,234
IBM Corp.	300	57,690
The Western Union Co.	160	2,795
Xerox Corp.	4,740	65,459
		241,338
Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	4,480	156,442
Lam Research Corp.	80	5,753
NVIDIA Corp.	440	8,558
ON Semiconductor Corp. (a)	1,994	19,461
Texas Instruments, Inc.	874	42,109
		232,323
Software - 3.7%
Activision Blizzard, Inc.	515	12,123
Adobe Systems, Inc. (a)	700	50,330
Microsoft Corp.	8,036	365,075
Oracle Corp.	5,859	243,324
Symantec Corp.	210	5,099
		675,951
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	4,187	429,168
EMC Corp.	4,923	145,376
Hewlett-Packard Co.	3,360	127,680
SanDisk Corp.	160	15,674
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Seagate Technology LLC	1,222	$ 76,473
Western Digital Corp.	1,410	145,244
		939,615
TOTAL INFORMATION TECHNOLOGY		2,817,497
MATERIALS - 3.4%
Chemicals - 2.0%
Ashland, Inc.	60	6,433
Celanese Corp. Class A	120	7,505
CF Industries Holdings, Inc.	170	43,804
E.I. du Pont de Nemours & Co.	570	37,683
Eastman Chemical Co.	480	39,586
Ecolab, Inc.	396	45,469
Huntsman Corp.	2,738	73,625
LyondellBasell Industries NV Class A	430	49,171
The Dow Chemical Co.	925	49,534
The Mosaic Co.	100	4,776
Westlake Chemical Corp.	80	7,770
		365,356
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	320	41,907
Containers & Packaging - 0.5%
Avery Dennison Corp.	50	2,407
Ball Corp.	80	5,128
Bemis Co., Inc.	80	3,259
Crown Holdings, Inc. (a)	655	31,617
MeadWestvaco Corp.	100	4,300
Owens-Illinois, Inc. (a)	120	3,695
Packaging Corp. of America	60	4,079
Rock-Tenn Co. Class A	600	29,496
Sonoco Products Co.	70	2,881
		86,862
Metals & Mining - 0.4%
Allegheny Technologies, Inc.	30	1,265
Barrick Gold Corp.	1,033	18,992
Freeport-McMoRan Copper & Gold, Inc.	1,120	40,734
Nucor Corp.	80	4,346
		65,337
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.3%
Domtar Corp.	500	$ 18,645
International Paper Co.	942	45,640
		64,285
TOTAL MATERIALS		623,747
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	3,500	122,360
Verizon Communications, Inc.	680	33,878
		156,238
UTILITIES - 2.6%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	1,260	67,662
Duke Energy Corp.	380	28,116
Edison International	180	10,645
Entergy Corp.	600	46,446
Exelon Corp.	1,360	45,451
ITC Holdings Corp.	1,250	46,688
Northeast Utilities	200	9,178
OGE Energy Corp.	40	1,501
Pinnacle West Capital Corp.	30	1,709
		257,396
Independent Power Producers & Energy Traders - 0.5%
The AES Corp.	6,045	91,763
Multi-Utilities - 0.7%
Alliant Energy Corp.	80	4,679
Ameren Corp.	190	7,598
Consolidated Edison, Inc.	90	5,210
Public Service Enterprise Group, Inc.	1,290	48,233
SCANA Corp.	600	31,164
Sempra Energy	120	12,716
Wisconsin Energy Corp.	110	4,986
		114,586
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.0%
American Water Works Co., Inc.	110	$ 5,553
TOTAL UTILITIES		469,298
TOTAL COMMON STOCKS (Cost $12,592,862)		17,444,515
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 10/2/14 to 11/6/14 (c) (Cost $39,999)	$ 40,000	39,999
Money Market Funds - 3.3%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $593,936)	593,936	593,936
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $13,226,797)		18,078,450
NET OTHER ASSETS (LIABILITIES) - 0.1%		15,835
NET ASSETS - 100%		$ 18,094,285
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2014	$ 201,280	$ 6,589

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,000.
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,629,708	$ 1,629,708	$ -	$ -
Consumer Staples	1,228,161	1,228,161	-	-
Energy	2,311,074	2,311,074	-	-
Financials	4,375,764	4,375,764	-	-
Health Care	2,179,831	2,179,831	-	-
Industrials	1,653,197	1,653,197	-	-
Information Technology	2,817,497	2,817,497	-	-
Materials	623,747	623,747	-	-
Telecommunication Services	156,238	156,238	-	-
Utilities	469,298	469,298	-	-
U.S. Treasury Obligations	39,999	-	39,999	-
Money Market Funds	593,936	593,936	-	-
Total Investments in Securities:	$ 18,078,450	$ 18,038,451	$ 39,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 6,589	$ 6,589	$ -	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $13,234,301. Net unrealized appreciation aggregated $4,844,149, of which $4,881,824 related to appreciated investment securities and $37,675 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Value Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

August 31, 2014

1.912901.104

SUF-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 73.2%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.8%
Autoliv, Inc.	160,900	$ 16,683,721
Cooper Tire & Rubber Co.	265,127	8,173,865
Delphi Automotive PLC	132,300	9,205,434
Johnson Controls, Inc.	343,500	16,766,235
Lear Corp.	360,922	36,500,042
TRW Automotive Holdings Corp. (a)	249,400	24,014,726
		111,344,023
Automobiles - 0.4%
Ford Motor Co.	2,619,300	45,602,013
General Motors Co.	283,000	9,848,400
		55,450,413
Diversified Consumer Services - 0.1%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	238,341	6,618,730
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	225,700	11,036,730
Carnival Corp. unit	212,200	8,038,136
Hyatt Hotels Corp. Class A (a)	16,800	1,026,312
McDonald's Corp.	174,700	16,372,884
Royal Caribbean Cruises Ltd.	85,500	5,451,480
Six Flags Entertainment Corp.	159,565	5,820,931
Wyndham Worldwide Corp.	24,100	1,950,654
		49,697,127
Household Durables - 0.4%
Garmin Ltd.	41,100	2,232,963
Lennar Corp. Class A	453,000	17,748,540
Newell Rubbermaid, Inc.	144,600	4,846,992
PulteGroup, Inc.	135,600	2,606,232
Whirlpool Corp.	193,500	29,609,370
		57,044,097
Leisure Products - 0.0%
Hasbro, Inc.	65,100	3,427,841
Media - 2.6%
Comcast Corp. Class A	439,016	24,027,346
DIRECTV (a)	671,600	58,059,820
Gannett Co., Inc.	610,200	20,600,352
Liberty Global PLC Class C	420,214	17,619,573
Liberty Media Corp.:
Class A (a)	117,911	5,804,759
Class C (a)	235,822	11,430,292
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Class A (a)	339,474	$ 5,983,229
Omnicom Group, Inc.	192,579	13,867,614
Scripps Networks Interactive, Inc. Class A	86,273	6,876,821
Starz Series A (a)	373,800	11,696,202
Time Warner Cable, Inc.	217,270	32,140,751
Time Warner, Inc.	1,274,655	98,186,675
Time, Inc. (a)	40,080	941,078
Viacom, Inc. Class B (non-vtg.)	457,400	37,118,010
		344,352,522
Multiline Retail - 1.0%
Big Lots, Inc.	160,800	7,453,080
Dillard's, Inc. Class A	123,700	14,141,384
Kohl's Corp.	553,500	32,540,265
Macy's, Inc.	889,069	55,380,108
Nordstrom, Inc.	88,300	6,114,775
Target Corp.	290,100	17,426,307
		133,055,919
Specialty Retail - 0.6%
Abercrombie & Fitch Co. Class A	158,700	6,633,660
AutoNation, Inc. (a)	44,400	2,408,700
AutoZone, Inc. (a)	17,300	9,321,932
Best Buy Co., Inc.	434,100	13,843,449
Foot Locker, Inc.	52,200	2,928,942
Gap, Inc.	85,800	3,959,670
Home Depot, Inc.	363,588	33,995,478
Penske Automotive Group, Inc.	45,300	2,173,041
		75,264,872
TOTAL CONSUMER DISCRETIONARY		836,255,544
CONSUMER STAPLES - 5.3%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	134,400	6,421,632
Diageo PLC sponsored ADR	131,000	15,702,970
Dr. Pepper Snapple Group, Inc.	314,700	19,800,924
		41,925,526
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	1,456,945	115,754,280
Kroger Co.	885,700	45,152,986
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc.	5,547	$ 192,925
Sysco Corp.	251,300	9,506,679
Wal-Mart Stores, Inc.	1,707,700	128,931,350
Walgreen Co.	262,000	15,856,240
		315,394,460
Food Products - 1.7%
Archer Daniels Midland Co.	852,800	42,520,608
Bunge Ltd.	54,100	4,579,565
Campbell Soup Co.	62,000	2,778,840
ConAgra Foods, Inc.	1,156,000	37,223,200
Fresh Del Monte Produce, Inc.	235,200	7,512,288
General Mills, Inc.	570,600	30,458,628
Ingredion, Inc.	275,100	21,941,976
Kellogg Co.	71,200	4,625,864
Kraft Foods Group, Inc.	117,400	6,914,860
Mondelez International, Inc.	419,300	15,174,467
Pilgrims Pride Corp. (a)	92,500	2,762,975
The Hershey Co.	121,000	11,061,820
Tyson Foods, Inc. Class A	645,088	24,552,049
Unilever NV (NY Reg.)	401,000	16,697,640
		228,804,780
Household Products - 0.3%
Energizer Holdings, Inc.	168,300	20,451,816
Kimberly-Clark Corp.	192,300	20,768,400
		41,220,216
Personal Products - 0.1%
Coty, Inc. Class A	648,300	11,144,277
Tobacco - 0.5%
Altria Group, Inc.	865,500	37,285,740
Lorillard, Inc.	163,000	9,731,100
Reynolds American, Inc.	273,300	15,979,851
		62,996,691
TOTAL CONSUMER STAPLES		701,485,950
ENERGY - 9.5%
Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc. (a)	236,000	11,660,760
Baker Hughes, Inc.	156,000	10,785,840
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Ensco PLC Class A	385,800	$ 19,475,184
Halliburton Co.	416,400	28,152,804
Helmerich & Payne, Inc.	201,300	21,146,565
National Oilwell Varco, Inc.	214,700	18,556,521
Noble Corp.	962,700	27,398,442
Paragon Offshore PLC (a)	239,133	2,228,720
Parker Drilling Co. (a)	1,082,600	6,798,728
Patterson-UTI Energy, Inc.	53,500	1,847,890
Schlumberger Ltd.	125,834	13,796,440
Superior Energy Services, Inc.	56,200	2,014,208
		163,862,102
Oil, Gas & Consumable Fuels - 8.3%
Apache Corp.	251,000	25,559,330
Chesapeake Energy Corp.	238,500	6,487,200
Chevron Corp.	1,118,000	144,725,100
ConocoPhillips Co.	1,398,800	113,610,536
CONSOL Energy, Inc.	82,200	3,311,016
Denbury Resources, Inc.	69,600	1,198,512
Devon Energy Corp.	203,800	15,370,596
Energen Corp.	81,187	6,533,930
EOG Resources, Inc.	94,138	10,343,883
EQT Corp.	133,892	13,263,342
Exxon Mobil Corp.	3,030,514	301,414,922
Hess Corp.	443,300	44,817,630
HollyFrontier Corp.	47,300	2,366,419
Marathon Oil Corp.	883,700	36,841,453
Marathon Petroleum Corp.	806,939	73,439,518
Murphy Oil Corp.	306,000	19,115,820
Occidental Petroleum Corp.	652,077	67,639,947
Phillips 66 Co.	1,332,939	115,992,352
Pioneer Natural Resources Co.	68,400	14,271,660
QEP Resources, Inc.	457,460	16,271,852
Rice Energy, Inc.	84,185	2,464,937
Southwestern Energy Co. (a)	69,800	2,874,364
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	25,300	$ 1,637,922
Valero Energy Corp.	1,138,882	61,659,071
		1,101,211,312
TOTAL ENERGY		1,265,073,414
FINANCIALS - 18.2%
Banks - 8.6%
Banco Santander SA (Spain) sponsored ADR	1,715,258	17,015,359
Bank of America Corp.	8,282,900	133,271,861
BB&T Corp.	746,233	27,856,878
CIT Group, Inc.	245,000	11,750,200
Citigroup, Inc.	2,133,986	110,220,377
Comerica, Inc.	92,700	4,666,518
Commerce Bancshares, Inc.	47,805	2,205,245
Fifth Third Bancorp	2,160,707	44,089,226
First Republic Bank	275,000	13,447,500
Huntington Bancshares, Inc.	1,820,100	17,918,885
JPMorgan Chase & Co.	4,772,423	283,720,547
KeyCorp	1,236,100	16,823,321
M&T Bank Corp.	111,000	13,722,930
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	2,162,000	12,474,740
PNC Financial Services Group, Inc.	726,200	61,545,450
Regions Financial Corp.	3,045,000	30,906,750
SunTrust Banks, Inc.	880,000	33,510,400
U.S. Bancorp	834,700	35,291,116
Wells Fargo & Co.	5,470,120	281,382,973
		1,151,820,276
Capital Markets - 2.1%
Ameriprise Financial, Inc.	364,900	45,889,824
Bank of New York Mellon Corp.	577,700	22,634,286
BlackRock, Inc. Class A	84,347	27,879,214
Franklin Resources, Inc.	318,900	18,024,228
GFI Group, Inc.	167,600	757,552
Goldman Sachs Group, Inc.	363,800	65,160,218
Invesco Ltd.	222,400	9,082,816
Morgan Stanley	1,568,200	53,804,942
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	103,300	$ 7,163,855
State Street Corp.	331,700	23,892,351
		274,289,286
Consumer Finance - 1.6%
American Express Co.	541,800	48,518,190
Capital One Financial Corp.	992,807	81,469,742
Discover Financial Services	970,371	60,522,039
Navient Corp.	615,300	11,038,482
Nelnet, Inc. Class A	227,900	10,020,763
SLM Corp.	417,800	3,701,708
		215,270,924
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	380,805	52,265,486
Voya Financial, Inc.	50,300	1,966,227
		54,231,713
Insurance - 5.4%
ACE Ltd.	353,586	37,596,799
AFLAC, Inc.	424,700	26,008,628
Alleghany Corp. (a)	8,500	3,664,605
Allstate Corp.	1,011,655	62,206,666
American Financial Group, Inc.	290,900	17,445,273
American International Group, Inc.	741,400	41,562,884
Assurant, Inc.	342,100	22,835,175
Assured Guaranty Ltd.	65,200	1,574,580
Axis Capital Holdings Ltd.	262,500	12,657,750
Everest Re Group Ltd.	120,400	19,726,336
Genworth Financial, Inc. Class A (a)	670,500	9,514,395
Hanover Insurance Group, Inc.	168,500	10,691,325
Hartford Financial Services Group, Inc.	1,252,700	46,412,535
HCC Insurance Holdings, Inc.	67,900	3,404,506
Lincoln National Corp.	746,293	41,075,967
Markel Corp. (a)	2,800	1,847,440
MetLife, Inc.	789,836	43,235,623
Montpelier Re Holdings Ltd.	187,300	5,890,585
PartnerRe Ltd.	176,800	19,746,792
Principal Financial Group, Inc.	147,800	8,024,062
Prudential Financial, Inc.	764,434	68,569,730
Reinsurance Group of America, Inc.	42,300	3,510,054
RenaissanceRe Holdings Ltd.	57,800	5,918,142
The Chubb Corp.	828,800	76,208,160
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	888,940	$ 84,191,507
Torchmark Corp.	179,800	9,808,090
Tower Group International Ltd.	199,861	401,721
Unum Group	692,300	25,109,721
Validus Holdings Ltd.	145,716	5,698,953
W.R. Berkley Corp.	45,500	2,199,925
XL Group PLC Class A	52,500	1,794,450
		718,532,379
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	287,577	6,801,196
American Homes 4 Rent Class A	312,606	5,589,395
		12,390,591
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	221,400	3,531,330
People's United Financial, Inc.	47,100	704,145
		4,235,475
TOTAL FINANCIALS		2,430,770,644
HEALTH CARE - 8.6%
Biotechnology - 1.0%
Amgen, Inc.	703,000	97,984,140
Gilead Sciences, Inc. (a)	124,800	13,425,984
Myriad Genetics, Inc. (a)	119,130	4,311,315
United Therapeutics Corp. (a)	190,900	22,493,747
		138,215,186
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	857,900	64,325,342
Becton, Dickinson & Co.	97,400	11,412,358
CareFusion Corp. (a)	85,900	3,943,669
Covidien PLC	178,944	15,537,708
Medtronic, Inc.	1,499,275	95,728,709
St. Jude Medical, Inc.	144,200	9,458,078
Zimmer Holdings, Inc.	504,174	50,069,520
		250,475,384
Health Care Providers & Services - 2.4%
Aetna, Inc.	747,900	61,425,027
Cardinal Health, Inc.	171,000	12,602,700
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cigna Corp.	141,900	$ 13,423,740
Express Scripts Holding Co. (a)	260,289	19,243,166
HCA Holdings, Inc. (a)	158,800	11,087,416
Humana, Inc.	217,600	28,013,824
Laboratory Corp. of America Holdings (a)	110,059	11,801,627
LifePoint Hospitals, Inc. (a)	53,964	4,036,507
McKesson Corp.	24,026	4,685,791
Omnicare, Inc.	187,483	11,955,791
Quest Diagnostics, Inc.	172,764	10,920,412
UnitedHealth Group, Inc.	802,800	69,586,704
WellPoint, Inc.	505,000	58,837,550
		317,620,255
Pharmaceuticals - 3.3%
AbbVie, Inc.	1,067,097	58,989,122
Hospira, Inc. (a)	232,952	12,518,840
Johnson & Johnson	901,488	93,511,350
Merck & Co., Inc.	1,897,500	114,058,725
Pfizer, Inc.	4,925,447	144,758,887
Sanofi SA sponsored ADR	97,074	5,309,948
Shire PLC sponsored ADR	16,682	4,076,247
Teva Pharmaceutical Industries Ltd. sponsored ADR	226,179	11,878,921
		445,102,040
TOTAL HEALTH CARE		1,151,412,865
INDUSTRIALS - 7.5%
Aerospace & Defense - 2.6%
Engility Holdings, Inc. (a)	35,083	1,232,817
Exelis, Inc.	679,200	11,675,448
General Dynamics Corp.	322,000	39,686,500
Honeywell International, Inc.	398,403	37,939,918
Huntington Ingalls Industries, Inc.	9,600	980,256
L-3 Communications Holdings, Inc.	310,300	34,117,485
Lockheed Martin Corp.	427,533	74,390,742
Northrop Grumman Corp.	441,900	56,218,518
Raytheon Co.	689,399	66,416,700
Rockwell Collins, Inc.	67,600	5,203,848
United Technologies Corp.	218,400	23,582,832
		351,445,064
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.4%
Alaska Air Group, Inc.	70,000	$ 3,243,800
Delta Air Lines, Inc.	876,858	34,706,040
SkyWest, Inc.	168,498	1,511,427
Southwest Airlines Co.	354,600	11,350,746
United Continental Holdings, Inc. (a)	96,261	4,582,986
		55,394,999
Commercial Services & Supplies - 0.3%
Deluxe Corp.	191,700	11,415,735
R.R. Donnelley & Sons Co.	640,600	11,319,402
Republic Services, Inc.	155,800	6,127,614
The Brink's Co.	350,600	9,599,428
		38,462,179
Construction & Engineering - 0.1%
Fluor Corp.	81,900	6,051,591
Quanta Services, Inc. (a)	86,900	3,157,946
Tutor Perini Corp. (a)	185,700	5,548,716
		14,758,253
Electrical Equipment - 0.2%
Emerson Electric Co.	427,623	27,376,424
Industrial Conglomerates - 1.2%
General Electric Co.	6,012,500	156,204,750
Machinery - 1.8%
AGCO Corp.	212,800	10,393,152
Caterpillar, Inc.	460,700	50,248,549
Crane Co.	122,510	8,525,471
Cummins, Inc.	85,800	12,450,438
Deere & Co.	792,800	66,666,552
Dover Corp.	157,583	13,846,818
Illinois Tool Works, Inc.	174,100	15,357,361
Ingersoll-Rand PLC	92,200	5,550,440
Joy Global, Inc.	35,700	2,254,455
Lincoln Electric Holdings, Inc.	29,000	2,061,900
Oshkosh Truck Corp.	270,000	13,413,600
PACCAR, Inc.	70,100	4,402,981
Parker Hannifin Corp.	74,900	8,650,950
Snap-On, Inc.	29,300	3,661,035
Stanley Black & Decker, Inc.	70,000	6,405,000
Terex Corp.	36,900	1,380,429
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Timken Co.	121,900	$ 5,520,851
Trinity Industries, Inc.	35,300	1,707,814
		232,497,796
Professional Services - 0.0%
Dun & Bradstreet Corp.	19,600	2,300,648
Road & Rail - 0.7%
AMERCO	6,500	1,805,765
CSX Corp.	1,453,269	44,920,545
Norfolk Southern Corp.	267,683	28,642,081
Union Pacific Corp.	194,500	20,475,015
		95,843,406
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	570,900	10,915,608
TAL International Group, Inc.	236,100	10,435,620
		21,351,228
TOTAL INDUSTRIALS		995,634,747
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc.	2,710,152	28,592,104
Cisco Systems, Inc.	4,248,185	106,162,143
Harris Corp.	322,700	23,037,553
Juniper Networks, Inc.	169,400	3,928,386
QUALCOMM, Inc.	730,421	55,585,038
		217,305,224
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	50,300	3,131,175
Avnet, Inc.	108,700	4,838,237
Corning, Inc.	1,819,131	37,947,073
Flextronics International Ltd. (a)	1,302,700	14,381,808
TE Connectivity Ltd.	1,004,780	62,979,610
Tech Data Corp. (a)	166,200	11,218,500
Vishay Intertechnology, Inc.	590,800	9,452,800
		143,949,203
Internet Software & Services - 0.1%
eBay, Inc. (a)	375,000	20,812,500
IT Services - 1.0%
Accenture PLC Class A	226,600	18,368,196
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Amdocs Ltd.	363,200	$ 17,106,720
Blackhawk Network Holdings, Inc. (a)	28,019	769,682
Broadridge Financial Solutions, Inc.	42,500	1,807,950
Computer Sciences Corp.	74,200	4,436,418
CSG Systems International, Inc.	185,800	5,150,376
Fidelity National Information Services, Inc.	99,429	5,642,596
Global Payments, Inc.	114,134	8,299,824
IBM Corp.	197,200	37,921,560
The Western Union Co.	104,700	1,829,109
Xerox Corp.	2,433,300	33,603,873
		134,936,304
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	2,890,900	100,950,228
Lam Research Corp.	58,000	4,170,780
NVIDIA Corp.	290,500	5,650,225
ON Semiconductor Corp. (a)	681,083	6,647,370
Texas Instruments, Inc.	311,000	14,983,980
		132,402,583
Software - 2.6%
Activision Blizzard, Inc.	176,176	4,147,183
Adobe Systems, Inc. (a)	247,000	17,759,300
Microsoft Corp.	4,417,473	200,685,798
Oracle Corp.	2,894,822	120,221,958
Symantec Corp.	136,500	3,314,220
		346,128,459
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	2,436,741	249,765,953
EMC Corp.	3,488,684	103,020,839
Hewlett-Packard Co.	2,305,300	87,601,400
NetApp, Inc.	339,000	14,292,240
SanDisk Corp.	103,400	10,129,064
Seagate Technology LLC	614,064	38,428,125
Western Digital Corp.	535,734	55,185,959
		558,423,580
TOTAL INFORMATION TECHNOLOGY		1,553,957,853
Common Stocks - continued
	Shares	Value
MATERIALS - 2.9%
Chemicals - 1.8%
Ashland, Inc.	38,800	$ 4,160,136
Cabot Corp.	239,100	13,097,898
Celanese Corp. Class A	301,100	18,830,794
CF Industries Holdings, Inc.	129,900	33,471,333
E.I. du Pont de Nemours & Co.	382,300	25,273,853
Eastman Chemical Co.	397,671	32,795,927
Ecolab, Inc.	161,700	18,566,394
Huntsman Corp.	1,121,934	30,168,805
LyondellBasell Industries NV Class A	281,900	32,235,265
Stepan Co.	142,400	6,876,496
The Dow Chemical Co.	326,000	17,457,300
The Mosaic Co.	67,300	3,214,248
Westlake Chemical Corp.	67,100	6,517,423
		242,665,872
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	121,000	15,846,160
Containers & Packaging - 0.4%
Avery Dennison Corp.	34,400	1,655,672
Ball Corp.	50,300	3,224,230
Bemis Co., Inc.	51,800	2,110,332
Crown Holdings, Inc. (a)	260,850	12,591,230
MeadWestvaco Corp.	59,900	2,575,700
Owens-Illinois, Inc. (a)	82,600	2,543,254
Packaging Corp. of America	35,100	2,386,449
Rock-Tenn Co. Class A	420,200	20,657,032
Sonoco Products Co.	45,700	1,881,012
		49,624,911
Metals & Mining - 0.3%
Allegheny Technologies, Inc.	16,500	695,805
Barrick Gold Corp.	352,812	6,486,445
Freeport-McMoRan Copper & Gold, Inc.	596,900	21,709,253
Nucor Corp.	59,100	3,210,312
Steel Dynamics, Inc.	496,400	11,536,336
		43,638,151
Paper & Forest Products - 0.3%
Domtar Corp.	211,100	7,871,919
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.	362,980	$ 17,586,381
Schweitzer-Mauduit International, Inc.	199,000	8,525,160
		33,983,460
TOTAL MATERIALS		385,758,554
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	1,973,600	68,997,056
Verizon Communications, Inc.	1,222,760	60,917,903
		129,914,959
UTILITIES - 2.3%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	932,600	50,080,620
Duke Energy Corp.	253,100	18,726,869
Edison International	116,700	6,901,638
Entergy Corp.	414,600	32,094,186
Exelon Corp.	1,328,600	44,401,812
ITC Holdings Corp.	466,000	17,405,100
Northeast Utilities	135,600	6,222,684
OGE Energy Corp.	30,200	1,133,104
Pinnacle West Capital Corp.	21,800	1,241,510
		178,207,523
Independent Power Producers & Energy Traders - 0.3%
The AES Corp.	2,376,077	36,068,849
Multi-Utilities - 0.6%
Alliant Energy Corp.	55,800	3,263,742
Ameren Corp.	121,800	4,870,782
Consolidated Edison, Inc.	57,900	3,351,831
DTE Energy Co.	166,500	13,028,625
Public Service Enterprise Group, Inc.	920,100	34,402,539
SCANA Corp.	257,700	13,384,938
Sempra Energy	86,000	9,113,420
Wisconsin Energy Corp.	74,900	3,395,217
		84,811,094
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.0%
American Water Works Co., Inc.	73,800	$ 3,735,018
TOTAL UTILITIES		302,822,484
TOTAL COMMON STOCKS (Cost $7,175,521,339)		9,753,087,014
Equity Funds - 21.7%

Large Value Funds - 15.9%
ASTON/River Road Dividend All Cap Value Fund Class N	11,328,404	160,523,483
Invesco Diversified Dividend Fund - Class A	30,588,504	551,816,603
John Hancock Classic Value Fund Class I	217,088	5,713,754
JPMorgan Value Advantage Fund Select Class	47,340,153	1,404,582,352
TOTAL LARGE VALUE FUNDS		2,122,636,192
Mid-Cap Value Funds - 5.8%
Fidelity Low-Priced Stock Fund (c)	9,528,604	502,824,446
T. Rowe Price Mid-Cap Value Fund- Advisor Class	7,923,426	263,216,223
TOTAL MID-CAP VALUE FUNDS		766,040,669
TOTAL EQUITY FUNDS (Cost $2,203,995,236)		2,888,676,861
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 9/25/14 to 11/28/14 (d) (Cost $10,529,609)	$ 10,530,000	10,529,653
Money Market Funds - 4.7%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $633,426,730)	633,426,730	$ 633,426,730
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $10,023,472,914)		13,285,720,258
NET OTHER ASSETS (LIABILITIES) - 0.3%		38,798,411
NET ASSETS - 100%		$ 13,324,518,669
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5,377 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2014	$ 541,141,280	$ 12,939,533

The face value of futures purchased as a percentage of net assets is 4.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,529,653.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low-Priced Stock Fund	$ 481,670,944	$ -	$ -	$ -	$ 502,824,446
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 836,255,544	$ 836,255,544	$ -	$ -
Consumer Staples	701,485,950	701,485,950	-	-
Energy	1,265,073,414	1,265,073,414	-	-
Financials	2,430,770,644	2,430,770,644	-	-
Health Care	1,151,412,865	1,151,412,865	-	-
Industrials	995,634,747	995,634,747	-	-
Information Technology	1,553,957,853	1,553,957,853	-	-
Materials	385,758,554	385,758,554	-	-
Telecommunication Services	129,914,959	129,914,959	-	-
Utilities	302,822,484	302,822,484	-	-
Equity Funds	2,888,676,861	2,888,676,861	-	-
U.S. Treasury Obligations	10,529,653	-	10,529,653	-
Money Market Funds	633,426,730	633,426,730	-	-
Total Investments in Securities:	$ 13,285,720,258	$ 13,275,190,605	$ 10,529,653	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 12,939,533	$ 12,939,533	$ -	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $10,031,555,581. Net unrealized appreciation aggregated $3,254,164,677, of which $3,292,030,431 related to appreciated investment securities and $37,865,754 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

August 31, 2014

1.902943.104

SAI-COR-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 47.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.3%
Delphi Automotive PLC	485,900	$ 33,808,922
Johnson Controls, Inc.	268,800	13,120,128
TRW Automotive Holdings Corp. (a)	260,400	25,073,916
		72,002,966
Automobiles - 0.2%
General Motors Co.	554,460	19,295,208
Harley-Davidson, Inc.	240,300	15,273,468
		34,568,676
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. unit	185,100	7,011,588
Chipotle Mexican Grill, Inc. (a)	15,900	10,790,535
Hilton Worldwide Holdings, Inc.	166,900	4,225,908
Las Vegas Sands Corp.	90,900	6,045,759
McDonald's Corp.	121,314	11,369,548
Royal Caribbean Cruises Ltd.	614,413	39,174,973
Starbucks Corp.	230,500	17,935,205
Starwood Hotels & Resorts Worldwide, Inc.	115,000	9,722,100
Tim Hortons, Inc.	20,700	1,665,108
Wyndham Worldwide Corp.	641,438	51,917,992
Wynn Resorts Ltd.	44,400	8,563,872
Yum! Brands, Inc.	152,871	11,072,447
		179,495,035
Household Durables - 0.0%
Lennar Corp. Class A	130,000	5,093,400
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	106,100	35,972,144
Expedia, Inc.	251,697	21,620,772
Netflix, Inc. (a)	29,200	13,947,088
priceline.com, Inc. (a)	33,305	41,441,745
		112,981,749
Leisure Products - 0.3%
Hasbro, Inc.	398,948	21,006,607
Mattel, Inc.	936,050	32,284,365
		53,290,972
Media - 3.0%
CBS Corp. Class B	852,214	50,527,768
Comcast Corp.:
Class A	1,842,127	100,819,611
Class A (special) (non-vtg.)	463,950	25,331,670
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV (a)	93,100	$ 8,048,495
Discovery Communications, Inc.:
Class A (a)	333,605	14,585,211
Class C (non-vtg.) (a)	588,705	25,296,654
News Corp. Class A (a)	486,300	8,571,038
The Madison Square Garden Co. Class A (a)	369,735	24,720,482
The Walt Disney Co.	675,095	60,677,539
Time Warner Cable, Inc.	169,100	25,014,963
Time Warner, Inc.	1,665,654	128,305,328
Twenty-First Century Fox, Inc. Class A	3,652,079	129,356,638
Viacom, Inc. Class B (non-vtg.)	536,974	43,575,440
		644,830,837
Multiline Retail - 0.5%
Dollar General Corp. (a)	437,205	27,976,748
Dollar Tree, Inc. (a)	50,900	2,729,513
Kohl's Corp.	138,695	8,153,879
Macy's, Inc.	637,357	39,700,968
Target Corp.	468,300	28,130,781
		106,691,889
Specialty Retail - 1.5%
AutoZone, Inc. (a)	43,185	23,269,805
Bed Bath & Beyond, Inc. (a)	482,175	30,984,566
CarMax, Inc. (a)	300,900	15,767,160
Gap, Inc.	589,000	27,182,350
Home Depot, Inc.	1,444,279	135,040,087
L Brands, Inc.	157,000	10,024,450
Lowe's Companies, Inc.	954,866	50,140,014
Ross Stores, Inc.	122,280	9,222,358
TJX Companies, Inc.	127,730	7,613,985
		309,244,775
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	63,100	6,479,108
Michael Kors Holdings Ltd. (a)	66,100	5,295,932
NIKE, Inc. Class B	191,600	15,050,180
PVH Corp.	33,240	3,880,438
		30,705,658
TOTAL CONSUMER DISCRETIONARY		1,548,905,957
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.0%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR	931,663	$ 104,141,290
Diageo PLC	642,993	18,974,905
Dr. Pepper Snapple Group, Inc.	109,300	6,877,156
Molson Coors Brewing Co. Class B	215,540	15,939,183
Monster Beverage Corp. (a)	20,400	1,803,564
PepsiCo, Inc.	1,080,598	99,944,509
SABMiller PLC	85,711	4,728,400
The Coca-Cola Co.	1,129,836	47,136,758
		299,545,765
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	118,000	14,287,440
CVS Caremark Corp.	1,102,706	87,609,992
Rite Aid Corp. (a)	913,600	5,682,592
Sysco Corp.	231,645	8,763,130
Wal-Mart Stores, Inc.	702,050	53,004,775
Walgreen Co.	323,804	19,596,618
Whole Foods Market, Inc.	198,700	7,777,118
		196,721,665
Food Products - 0.5%
Archer Daniels Midland Co.	195,900	9,767,574
General Mills, Inc.	203,300	10,852,154
Kellogg Co.	591,979	38,460,876
Keurig Green Mountain, Inc.	14,800	1,973,136
Mondelez International, Inc.	1,554,585	56,260,431
		117,314,171
Household Products - 0.6%
Colgate-Palmolive Co.	58,700	3,799,651
Energizer Holdings, Inc.	77,900	9,466,408
Henkel AG & Co. KGaA	116,345	11,066,369
Procter & Gamble Co.	1,205,972	100,228,333
		124,560,761
Personal Products - 0.1%
Avon Products, Inc.	582,700	8,181,108
Estee Lauder Companies, Inc. Class A	98,500	7,567,755
		15,748,863
Tobacco - 0.5%
Altria Group, Inc.	93,200	4,015,056
British American Tobacco PLC sponsored ADR	137,600	16,294,592
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	874,816	$ 74,866,753
Reynolds American, Inc.	78,700	4,601,589
		99,777,990
TOTAL CONSUMER STAPLES		853,669,215
ENERGY - 4.6%
Energy Equipment & Services - 0.7%
Cameron International Corp. (a)	83,300	6,191,689
Ensco PLC Class A	390,700	19,722,536
Halliburton Co.	56,300	3,806,443
National Oilwell Varco, Inc.	367,604	31,772,014
Schlumberger Ltd.	701,134	76,872,332
		138,365,014
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.	1,590,034	179,180,931
Apache Corp.	325,800	33,176,214
BG Group PLC	501,500	9,996,690
Cabot Oil & Gas Corp.	839,061	28,142,106
Canadian Natural Resources Ltd.	147,900	6,446,226
Chesapeake Energy Corp.	169,600	4,613,120
Chevron Corp.	1,001,070	129,588,512
Cimarex Energy Co.	53,100	7,707,996
Concho Resources, Inc. (a)	38,900	5,525,356
ConocoPhillips Co.	105,000	8,528,100
CONSOL Energy, Inc.	40,540	1,632,951
Continental Resources, Inc. (a)	17,300	2,790,317
Eni SpA sponsored ADR	40,400	2,014,344
EOG Resources, Inc.	680,550	74,778,834
EQT Corp.	99,600	9,866,376
Exxon Mobil Corp.	1,447,767	143,994,906
Hess Corp.	176,400	17,834,040
Imperial Oil Ltd.	106,000	5,640,725
Murphy Oil Corp.	51,800	3,235,946
Noble Energy, Inc.	293,830	21,196,896
Occidental Petroleum Corp.	221,703	22,997,252
Phillips 66 Co.	178,300	15,515,666
Pioneer Natural Resources Co.	70,400	14,688,960
Range Resources Corp.	151,900	11,937,821
Royal Dutch Shell PLC Class A sponsored ADR	361,100	29,238,267
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Corp.	184,500	$ 7,686,270
Suncor Energy, Inc.	265,865	10,912,862
Talisman Energy, Inc.	581,300	5,843,474
The Williams Companies, Inc.	143,554	8,532,850
Valero Energy Corp.	62,200	3,367,508
WPX Energy, Inc. (a)	209,633	5,580,430
		832,191,946
TOTAL ENERGY		970,556,960
FINANCIALS - 7.4%
Banks - 3.1%
Bank of America Corp.	4,170,904	67,109,845
CIT Group, Inc.	249,370	11,959,785
Citigroup, Inc.	2,845,293	146,959,383
JPMorgan Chase & Co.	3,041,869	180,839,112
M&T Bank Corp.	40,200	4,969,926
PNC Financial Services Group, Inc.	64,874	5,498,072
Standard Chartered PLC (United Kingdom)	449,435	9,050,551
U.S. Bancorp	1,428,455	60,395,077
Wells Fargo & Co.	3,460,021	177,983,480
		664,765,231
Capital Markets - 0.8%
Ameriprise Financial, Inc.	79,800	10,035,648
Bank of New York Mellon Corp.	232,900	9,125,022
BlackRock, Inc. Class A	40,300	13,320,359
Charles Schwab Corp.	272,000	7,754,720
E*TRADE Financial Corp. (a)	257,800	5,738,628
Goldman Sachs Group, Inc.	175,437	31,422,521
Invesco Ltd.	48,700	1,988,908
LPL Financial	109,900	5,351,031
Morgan Stanley	974,430	33,432,693
Northern Trust Corp.	191,600	13,287,460
Och-Ziff Capital Management Group LLC Class A	225,100	2,786,738
State Street Corp.	518,800	37,369,164
TD Ameritrade Holding Corp.	167,900	5,559,169
		177,172,061
Consumer Finance - 1.1%
American Express Co.	1,573,467	140,903,970
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.	835,105	$ 68,528,716
Discover Financial Services	387,930	24,195,194
		233,627,880
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	394,341	54,123,302
CME Group, Inc.	273,800	20,959,390
IntercontinentalExchange Group, Inc.	67,553	12,767,517
McGraw Hill Financial, Inc.	193,800	15,722,994
		103,573,203
Insurance - 1.0%
ACE Ltd.	282,075	29,993,035
AIA Group Ltd.	18,200	99,336
American International Group, Inc.	422,820	23,703,289
CNA Financial Corp.	109,000	4,225,930
FNF Group	157,000	4,444,670
Genworth Financial, Inc. Class A (a)	524,570	7,443,648
Lincoln National Corp.	91,550	5,038,912
Loews Corp.	66,000	2,886,840
Marsh & McLennan Companies, Inc.	547,555	29,075,171
MetLife, Inc.	618,585	33,861,343
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	23,500	191,334
Progressive Corp.	534,700	13,378,194
Unum Group	755,975	27,419,213
XL Group PLC Class A	653,164	22,325,146
		204,086,061
Real Estate Investment Trusts - 0.9%
American Tower Corp.	1,076,705	106,163,113
AvalonBay Communities, Inc.	81,200	12,512,920
Crown Castle International Corp.	148,300	11,791,333
Digital Realty Trust, Inc.	38,950	2,541,488
Federal Realty Investment Trust (SBI)	49,800	6,214,044
General Growth Properties, Inc.	107,200	2,633,904
Public Storage	21,100	3,696,298
Simon Property Group, Inc.	119,300	20,284,579
SL Green Realty Corp.	19,500	2,132,325
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Vornado Realty Trust	111,500	$ 11,804,505
Weyerhaeuser Co.	172,321	5,850,298
		185,624,807
TOTAL FINANCIALS		1,568,849,243
HEALTH CARE - 6.9%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	68,200	11,545,578
Amgen, Inc.	440,888	61,450,969
Biogen Idec, Inc. (a)	65,800	22,572,032
Celgene Corp. (a)	371,130	35,264,773
Gilead Sciences, Inc. (a)	1,032,431	111,068,927
Incyte Corp. (a)	38,100	2,065,020
Regeneron Pharmaceuticals, Inc. (a)	8,700	3,049,524
Vertex Pharmaceuticals, Inc. (a)	84,400	7,897,308
		254,914,131
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	1,227,340	51,842,842
Baxter International, Inc.	856,599	64,227,793
Becton, Dickinson & Co.	318,707	37,342,899
Boston Scientific Corp. (a)	353,700	4,484,916
CareFusion Corp. (a)	149,400	6,858,954
Covidien PLC	169,160	14,688,163
DENTSPLY International, Inc.	119,300	5,691,207
Intuitive Surgical, Inc. (a)	16,840	7,914,968
Medtronic, Inc.	468,466	29,911,554
St. Jude Medical, Inc.	119,400	7,831,446
Stryker Corp.	156,754	13,059,176
		243,853,918
Health Care Providers & Services - 1.3%
Aetna, Inc.	132,700	10,898,651
Cardinal Health, Inc.	27,100	1,997,270
Express Scripts Holding Co. (a)	269,031	19,889,462
HCA Holdings, Inc. (a)	1,705,119	119,051,409
Humana, Inc.	83,700	10,775,538
McKesson Corp.	343,625	67,017,184
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	399,997	$ 34,671,740
WellPoint, Inc.	96,400	11,231,564
		275,532,818
Health Care Technology - 0.0%
IMS Health Holdings, Inc.	241,966	6,750,851
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	619,723	35,423,367
Thermo Fisher Scientific, Inc.	143,259	17,221,164
		52,644,531
Pharmaceuticals - 3.0%
AbbVie, Inc.	732,708	40,504,098
Actavis PLC (a)	459,649	104,331,130
Allergan, Inc.	169,750	27,784,680
Bristol-Myers Squibb Co.	196,965	9,976,277
Eli Lilly & Co.	318,200	20,224,792
GlaxoSmithKline PLC sponsored ADR	206,900	10,158,790
Horizon Pharma, Inc. (a)	16,635	171,341
Horizon Pharma, Inc. warrants 9/25/17 (a)	78,850	464,587
Johnson & Johnson	1,509,334	156,563,216
Mallinckrodt PLC (a)	26,000	2,118,740
Merck & Co., Inc.	1,540,527	92,601,078
Mylan, Inc. (a)	491,723	23,897,738
Novartis AG sponsored ADR	47,371	4,255,811
Perrigo Co. PLC	51,600	7,674,984
Pfizer, Inc.	2,657,946	78,117,033
Sanofi SA	22,066	2,418,266
Teva Pharmaceutical Industries Ltd. sponsored ADR	138,303	7,263,674
Zoetis, Inc. Class A	1,143,958	40,541,872
		629,068,107
TOTAL HEALTH CARE		1,462,764,356
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	99,820	9,505,859
Precision Castparts Corp.	56,267	13,732,524
Raytheon Co.	374,728	36,101,296
Textron, Inc.	319,500	12,141,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	410,063	$ 51,995,988
United Technologies Corp.	510,001	55,069,908
		178,546,575
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	31,400	2,143,364
Expeditors International of Washington, Inc.	41,500	1,713,950
FedEx Corp.	155,600	23,010,128
United Parcel Service, Inc. Class B	220,908	21,500,976
		48,368,418
Airlines - 0.4%
American Airlines Group, Inc.	442,910	17,233,628
Delta Air Lines, Inc.	1,394,761	55,204,640
United Continental Holdings, Inc. (a)	215,400	10,255,194
		82,693,462
Commercial Services & Supplies - 0.2%
Iron Mountain, Inc.	152,300	5,479,754
Republic Services, Inc.	163,010	6,411,183
Tyco International Ltd.	647,605	28,896,135
Waste Management, Inc.	21,700	1,019,249
		41,806,321
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	74,200	4,000,122
Quanta Services, Inc. (a)	73,600	2,674,624
		6,674,746
Electrical Equipment - 0.2%
Emerson Electric Co.	485,975	31,112,120
Hubbell, Inc. Class B	62,800	7,592,520
		38,704,640
Industrial Conglomerates - 1.0%
3M Co.	356,275	51,303,600
Danaher Corp.	409,635	31,382,137
General Electric Co.	4,548,272	118,164,107
Roper Industries, Inc.	33,600	5,058,816
		205,908,660
Machinery - 0.5%
Caterpillar, Inc.	83,200	9,074,624
Cummins, Inc.	194,400	28,209,384
Deere & Co.	229,060	19,261,655
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	172,100	$ 13,060,669
Ingersoll-Rand PLC	40,100	2,414,020
Pall Corp.	44,400	3,746,028
Parker Hannifin Corp.	284,400	32,848,200
Stanley Black & Decker, Inc.	46,500	4,254,750
		112,869,330
Professional Services - 0.0%
Equifax, Inc.	48,600	3,827,736
Road & Rail - 0.7%
Canadian National Railway Co.	180,300	12,949,165
Canadian Pacific Railway Ltd.	176,829	35,419,468
CSX Corp.	333,765	10,316,676
Norfolk Southern Corp.	330,050	35,315,350
Union Pacific Corp.	507,543	53,429,052
		147,429,711
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	112,925	27,802,135
TOTAL INDUSTRIALS		894,631,734
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 0.8%
Cisco Systems, Inc.	2,929,914	73,218,551
Motorola Solutions, Inc.	113,400	6,735,960
QUALCOMM, Inc.	1,233,025	93,833,203
		173,787,714
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	721,583	45,228,822
Trimble Navigation Ltd. (a)	118,600	3,944,636
		49,173,458
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	19,500	1,178,190
eBay, Inc. (a)	915,040	50,784,720
Facebook, Inc. Class A (a)	814,828	60,965,431
Google, Inc.:
Class A (a)	120,038	69,905,330
Class C (a)	201,390	115,114,524
LinkedIn Corp. (a)	9,700	2,189,775
Velti PLC (a)(f)	147,198	4,372
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)	147,200	$ 8,401,440
Yahoo!, Inc. (a)	206,461	7,950,813
		316,494,595
IT Services - 1.2%
Accenture PLC Class A	151,500	12,280,590
Amdocs Ltd.	181,120	8,530,752
ASAC II LP (f)	241,305	3,920,906
Automatic Data Processing, Inc.	152,600	12,739,048
Cognizant Technology Solutions Corp. Class A (a)	269,708	12,333,747
Fidelity National Information Services, Inc.	148,300	8,416,025
IBM Corp.	372,562	71,643,673
MasterCard, Inc. Class A	686,020	52,007,176
Visa, Inc. Class A	274,028	58,236,431
Xerox Corp.	781,100	10,786,991
		250,895,339
Semiconductors & Semiconductor Equipment - 1.0%
Altera Corp.	290,100	10,252,134
Analog Devices, Inc.	873,933	44,675,455
Applied Materials, Inc.	2,204,902	50,944,261
ASML Holding NV	56,700	5,450,004
Atmel Corp. (a)	376,700	3,337,562
Broadcom Corp. Class A	573,764	22,594,826
Intel Corp.	1,728,330	60,353,284
Lam Research Corp.	252,600	18,164,466
		215,771,992
Software - 1.7%
Adobe Systems, Inc. (a)	69,500	4,997,050
Autodesk, Inc. (a)	338,800	18,173,232
Citrix Systems, Inc. (a)	134,265	9,433,459
Microsoft Corp.	5,098,645	231,631,442
Oracle Corp.	1,575,963	65,449,743
Red Hat, Inc. (a)	414,555	25,254,691
salesforce.com, Inc. (a)	60,400	3,569,036
VMware, Inc. Class A (a)	41,500	4,091,070
		362,599,723
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	2,796,961	286,688,503
EMC Corp.	4,549,856	134,357,248
First Data Holdings, Inc. Class B (f)	669,601	2,678,404
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Hewlett-Packard Co.	873,694	$ 33,200,372
SanDisk Corp.	51,300	5,025,348
Western Digital Corp.	549,455	56,599,360
		518,549,235
TOTAL INFORMATION TECHNOLOGY		1,887,272,056
MATERIALS - 2.2%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	124,478	16,581,714
Airgas, Inc.	94,900	10,475,062
Celanese Corp. Class A	149,400	9,343,476
E.I. du Pont de Nemours & Co.	93,000	6,148,230
Ecolab, Inc.	272,800	31,322,896
LyondellBasell Industries NV Class A	105,700	12,086,795
Monsanto Co.	230,975	26,712,259
Potash Corp. of Saskatchewan, Inc.	542,124	19,041,401
Praxair, Inc.	108,200	14,233,710
RPM International, Inc.	101,300	4,774,269
Sherwin-Williams Co.	81,200	17,710,532
Syngenta AG (Switzerland)	12,882	4,626,752
The Dow Chemical Co.	842,636	45,123,158
The Mosaic Co.	1,177,836	56,253,447
W.R. Grace & Co. (a)	489,885	48,513,312
		322,947,013
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	380,948	49,888,950
Vulcan Materials Co.	298,660	18,929,071
		68,818,021
Containers & Packaging - 0.2%
Ball Corp.	92,200	5,910,020
Sealed Air Corp.	749,889	27,070,993
		32,981,013
Metals & Mining - 0.1%
Alcoa, Inc.	335,100	5,566,011
Freeport-McMoRan Copper & Gold, Inc.	283,300	10,303,621
Kinross Gold Corp. (a)	320,800	1,268,684
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	101,700	$ 5,524,344
Yamana Gold, Inc.	168,700	1,436,735
		24,099,395
Paper & Forest Products - 0.1%
International Paper Co.	152,600	7,393,470
TOTAL MATERIALS		456,238,912
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	650,400	22,737,984
Verizon Communications, Inc.	3,156,532	157,258,424
		179,996,408
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	246,800	7,423,744
TOTAL TELECOMMUNICATION SERVICES		187,420,152
UTILITIES - 1.2%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	219,800	11,803,260
Edison International	716,677	42,384,278
Entergy Corp.	64,300	4,977,463
Exelon Corp.	387,739	12,958,237
FirstEnergy Corp.	348,813	11,943,357
ITC Holdings Corp.	695,061	25,960,528
Northeast Utilities	92,900	4,263,181
		114,290,304
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	252,100	5,992,417
NRG Energy, Inc.	426,500	13,127,670
The AES Corp.	877,900	13,326,522
		32,446,609
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	193,900	4,816,476
CMS Energy Corp.	201,400	6,150,756
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	335,100	$ 13,293,417
PG&E Corp.	1,491,865	69,341,885
		93,602,534
TOTAL UTILITIES		240,339,447
TOTAL COMMON STOCKS (Cost $7,842,273,799)		10,070,648,032
Nonconvertible Preferred Stocks - 0.0%

CONSUMER STAPLES - 0.0%
Household Products - 0.0%
Henkel AG & Co. KGaA (Cost $1,814,028)	22,152	2,322,708
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $686,000)	$ 686,000	574,772
Equity Funds - 51.3%
	Shares
Large Blend Funds - 30.2%
BBH Core Select Fund Class N	38,411,485	871,556,604
Fidelity Mega Cap Stock Fund (d)	43,665,126	712,614,860
FMI Large Cap Fund	29,603,624	672,594,344
JPMorgan U.S. Large Cap Core Plus Fund Select Class (g)	88,982,609	2,719,308,524
Equity Funds - continued
	Shares	Value
Large Blend Funds - continued
Spartan 500 Index Fund Investor Class (d)	3,428,186	$ 244,361,100
SPDR S&P 500 ETF Trust	5,881,355	1,180,446,762
TOTAL LARGE BLEND FUNDS		6,400,882,194
Large Growth Funds - 2.2%
Fidelity Advisor New Insights Fund Institutional Class (d)	16,327,229	471,530,373
Large Value Funds - 2.9%
American Beacon Large Cap Value Fund Institutional Class	19,439,493	611,955,247
Mid-Cap Blend Funds - 2.9%
Putnam Equity Spectrum Fund Class A	13,863,563	610,135,428
Sector Funds - 13.1%
Fidelity Advisor Materials Fund Institutional Class (d)	1,071,467	94,449,859
Fidelity Advisor Technology Fund Institutional Class (d)	13,043,397	516,388,088
Fidelity Consumer Discretionary Portfolio (d)	9,921,298	319,862,650
Fidelity Consumer Staples Portfolio (d)	2,744,399	259,235,894
Fidelity Energy Portfolio (d)	4,734,992	287,650,792
Fidelity Financial Services Portfolio (d)	5,059,179	437,871,977
Fidelity Health Care Portfolio (d)	1,732,754	378,953,322
Fidelity Industrials Portfolio (d)	8,481,924	274,814,349
Fidelity Telecommunications Portfolio (d)	1,050,398	64,725,512
Fidelity Utilities Portfolio (d)	1,055,709	80,751,205
Health Care Select Sector SPDR ETF	705,063	45,025,323
Market Vectors Oil Services ETF	324,205	17,883,148
TOTAL SECTOR FUNDS		2,777,612,119
TOTAL EQUITY FUNDS (Cost $9,092,166,146)		10,872,115,361
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 10/16/14 to 12/11/14 (e) (Cost $1,099,905)	$ 1,100,000	1,099,954
Money Market Funds - 1.1%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (c)	221,014,784	$ 221,014,784
Fidelity Cash Central Fund, 0.11% (b)	4,523,367	4,523,367
TOTAL MONEY MARKET FUNDS (Cost $225,538,151)		225,538,151
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $17,163,578,029)		21,172,298,978
NET OTHER ASSETS (LIABILITIES) - 0.0%		922,198
NET ASSETS - 100%		$ 21,173,221,176
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
131 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 13,109,170	$ 463,633

The face value of futures purchased as a percentage of net assets is 0.1%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Affiliated Fund
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $732,465.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,603,681 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 2,413,050
First Data Holdings, Inc. Class B	6/26/14	$ 2,678,404
Velti PLC	4/19/13	$ 220,797
(g) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,540
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Materials Fund Institutional Class	$ -	$ 91,461,000	$ -	$ -	$ 94,449,859
Fidelity Advisor New Insights Fund Institutional Class	459,828,323	-	10,000,000	-	471,530,373
Fidelity Advisor Technology Fund Institutional Class	-	496,267,000	-	-	516,388,088
Fidelity Consumer Discretionary Portfolio	-	306,119,000	-	-	319,862,650
Fidelity Consumer Staples Portfolio	-	248,480,000	-	-	259,235,894
Fidelity Energy Portfolio	-	279,003,000	-	-	287,650,792
Fidelity Financial Services Portfolio	-	418,765,000	-	-	437,871,977
Fidelity Health Care Portfolio	-	354,938,000	-	-	378,953,322
Fidelity Industrials Portfolio	-	263,800,000	-	-	274,814,349
Fidelity Mega Cap Stock Fund	-	706,837,602	-	4,542,867	712,614,860
Fidelity Telecommunications Portfolio	-	63,741,000	-	-	64,725,512
Fidelity Utilities Portfolio	-	76,182,000	-	-	80,751,205
Spartan 500 Index Fund Investor Class	-	240,859,720	4,751,032	-	244,361,100
Total	$ 459,828,323	$ 3,546,453,322	$ 14,751,032	$ 4,542,867	$ 4,143,209,981
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,548,905,957	$ 1,548,905,957	$ -	$ -
Consumer Staples	855,991,923	837,017,018	18,974,905	-
Energy	970,556,960	960,560,270	9,996,690	-
Financials	1,568,849,243	1,568,849,243	-	-
Health Care	1,462,764,356	1,459,881,503	2,882,853	-
Industrials	894,631,734	894,631,734	-	-
Information Technology	1,887,272,056	1,880,668,374	4,372	6,599,310
Materials	456,238,912	451,612,160	4,626,752	-
Telecommunication Services	187,420,152	187,420,152	-	-
Utilities	240,339,447	240,339,447	-	-
Corporate Bonds	574,772	-	574,772	-
Equity Funds	10,872,115,361	10,872,115,361	-	-
U.S. Treasury Obligations	1,099,954	-	1,099,954	-
Money Market Funds	225,538,151	225,538,151	-	-
Total Investments in Securities:	$ 21,172,298,978	$ 21,127,539,370	$ 38,160,298	$ 6,599,310
Derivative Instruments:
Assets
Futures Contracts	$ 463,633	$ 463,633	$ -	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $17,182,969,840. Net unrealized appreciation aggregated $3,989,329,138, of which $4,038,873,738 related to appreciated investment securities and $49,544,600 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Core
Multi-Manager Fund

August 31, 2014

1.931548.102

MMC-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.7%
Delphi Automotive PLC	2,843	$ 197,816
Johnson Controls, Inc.	1,570	76,632
TRW Automotive Holdings Corp. (a)	1,420	136,732
		411,180
Automobiles - 0.3%
General Motors Co.	3,164	110,107
Harley-Davidson, Inc.	1,530	97,247
		207,354
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	1,200	45,456
Chipotle Mexican Grill, Inc. (a)	100	67,865
Hilton Worldwide Holdings, Inc.	920	23,294
Las Vegas Sands Corp.	560	37,246
McDonald's Corp.	780	73,102
Royal Caribbean Cruises Ltd.	2,885	183,948
Starbucks Corp.	1,410	109,712
Starwood Hotels & Resorts Worldwide, Inc.	730	61,714
Tim Hortons, Inc.	160	12,870
Wyndham Worldwide Corp.	3,012	243,791
Wynn Resorts Ltd.	260	50,149
Yum! Brands, Inc.	907	65,694
		974,841
Household Durables - 0.1%
Lennar Corp. Class A	800	31,344
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	660	223,766
Expedia, Inc.	1,181	101,448
Netflix, Inc. (a)	190	90,752
priceline.com, Inc. (a)	187	232,686
		648,652
Leisure Products - 0.4%
Hasbro, Inc.	1,874	98,675
Mattel, Inc.	4,745	163,655
		262,330
Media - 6.0%
CBS Corp. Class B	4,002	237,279
Comcast Corp.:
Class A	9,277	507,730
Class A (special) (non-vtg.)	2,631	143,653
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV (a)	548	$ 47,375
Discovery Communications, Inc.:
Class A (a)	1,887	82,500
Class C (non-vtg.) (a)	3,547	152,415
News Corp. Class A (a)	3,220	56,753
The Madison Square Garden Co. Class A (a)	2,091	139,804
The Walt Disney Co.	3,643	327,433
Time Warner Cable, Inc.	1,110	164,202
Time Warner, Inc.	9,265	713,683
Twenty-First Century Fox, Inc. Class A	20,212	715,909
Viacom, Inc. Class B (non-vtg.)	2,958	240,042
		3,528,778
Multiline Retail - 1.0%
Dollar General Corp. (a)	2,143	137,131
Dollar Tree, Inc. (a)	270	14,479
Kohl's Corp.	820	48,208
Macy's, Inc.	3,123	194,532
Target Corp.	2,801	168,256
		562,606
Specialty Retail - 2.8%
AutoZone, Inc. (a)	239	128,783
Bed Bath & Beyond, Inc. (a)	2,373	152,489
CarMax, Inc. (a)	1,890	99,036
Gap, Inc.	2,900	133,835
Home Depot, Inc.	7,663	716,491
L Brands, Inc.	990	63,212
Lowe's Companies, Inc.	5,531	290,433
Ross Stores, Inc.	730	55,057
TJX Companies, Inc.	628	37,435
		1,676,771
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.	380	39,018
Michael Kors Holdings Ltd. (a)	400	32,048
NIKE, Inc. Class B	1,200	94,260
PVH Corp.	163	19,029
		184,355
TOTAL CONSUMER DISCRETIONARY		8,488,211
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.2%
Beverages - 2.9%
Anheuser-Busch InBev SA NV ADR	5,269	$ 588,969
Diageo PLC	3,294	97,207
Dr. Pepper Snapple Group, Inc.	720	45,302
Molson Coors Brewing Co. Class B	1,220	90,219
Monster Beverage Corp. (a)	130	11,493
PepsiCo, Inc.	5,998	554,755
SABMiller PLC	500	27,583
The Coca-Cola Co.	6,760	282,027
		1,697,555
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	730	88,388
CVS Caremark Corp.	5,587	443,887
Rite Aid Corp. (a)	5,700	35,454
Sysco Corp.	1,410	53,340
Wal-Mart Stores, Inc.	3,895	294,073
Walgreen Co.	2,067	125,095
Whole Foods Market, Inc.	1,070	41,880
		1,082,117
Food Products - 1.1%
Archer Daniels Midland Co.	1,190	59,333
General Mills, Inc.	1,220	65,124
Kellogg Co.	3,114	202,317
Keurig Green Mountain, Inc.	100	13,332
Mondelez International, Inc.	8,201	296,794
		636,900
Household Products - 1.2%
Colgate-Palmolive Co.	420	27,187
Energizer Holdings, Inc.	500	60,760
Henkel AG & Co. KGaA	573	54,502
Procter & Gamble Co.	6,725	558,915
		701,364
Personal Products - 0.2%
Avon Products, Inc.	3,420	48,017
Estee Lauder Companies, Inc. Class A	613	47,097
		95,114
Tobacco - 1.0%
Altria Group, Inc.	590	25,417
British American Tobacco PLC sponsored ADR	800	94,736
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	5,028	$ 430,296
Reynolds American, Inc.	432	25,259
		575,708
TOTAL CONSUMER STAPLES		4,788,758
ENERGY - 9.3%
Energy Equipment & Services - 1.3%
Cameron International Corp. (a)	550	40,882
Ensco PLC Class A	1,925	97,174
Halliburton Co.	330	22,311
National Oilwell Varco, Inc.	1,944	168,020
Schlumberger Ltd.	3,865	423,759
		752,146
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	8,784	989,869
Apache Corp.	1,994	203,049
BG Group PLC	2,900	57,807
Cabot Oil & Gas Corp.	4,746	159,181
Canadian Natural Resources Ltd.	800	34,868
Chesapeake Energy Corp.	1,000	27,200
Chevron Corp.	5,474	708,609
Cimarex Energy Co.	300	43,548
Concho Resources, Inc. (a)	290	41,192
ConocoPhillips Co.	610	49,544
CONSOL Energy, Inc.	300	12,084
Continental Resources, Inc. (a)	95	15,323
Eni SpA sponsored ADR	300	14,958
EOG Resources, Inc.	3,573	392,601
EQT Corp.	620	61,417
Exxon Mobil Corp.	8,277	823,230
Hess Corp.	1,110	112,221
Imperial Oil Ltd.	600	31,929
Murphy Oil Corp.	360	22,489
Noble Energy, Inc.	1,445	104,242
Occidental Petroleum Corp.	1,301	134,953
Phillips 66 Co.	1,160	100,943
Pioneer Natural Resources Co.	420	87,633
Range Resources Corp.	880	69,159
Royal Dutch Shell PLC Class A sponsored ADR	2,005	162,345
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Corp.	1,230	$ 51,242
Suncor Energy, Inc.	1,564	64,197
Talisman Energy, Inc.	3,610	36,289
The Williams Companies, Inc.	861	51,178
Valero Energy Corp.	450	24,363
WPX Energy, Inc. (a)	1,356	36,097
		4,723,760
TOTAL ENERGY		5,475,906
FINANCIALS - 14.5%
Banks - 6.1%
Bank of America Corp.	25,270	406,594
CIT Group, Inc.	1,215	58,271
Citigroup, Inc.	15,653	808,477
JPMorgan Chase & Co.	16,873	1,003,100
M&T Bank Corp.	230	28,435
PNC Financial Services Group, Inc.	395	33,476
Standard Chartered PLC (United Kingdom)	2,585	52,056
U.S. Bancorp	6,958	294,184
Wells Fargo & Co.	17,826	916,969
		3,601,562
Capital Markets - 1.8%
Ameriprise Financial, Inc.	520	65,395
Bank of New York Mellon Corp.	1,500	58,770
BlackRock, Inc. Class A	210	69,411
Charles Schwab Corp.	1,558	44,419
E*TRADE Financial Corp. (a)	1,620	36,061
Goldman Sachs Group, Inc.	789	141,318
Invesco Ltd.	300	12,252
LPL Financial	650	31,649
Morgan Stanley	5,986	205,380
Northern Trust Corp.	1,160	80,446
Och-Ziff Capital Management Group LLC Class A	1,300	16,094
State Street Corp.	3,230	232,657
TD Ameritrade Holding Corp.	1,090	36,090
		1,029,942
Consumer Finance - 2.0%
American Express Co.	7,782	696,878
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.	4,008	$ 328,896
Discover Financial Services	2,188	136,466
		1,162,240
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	2,074	284,657
CME Group, Inc.	1,469	112,452
IntercontinentalExchange Group, Inc.	460	86,940
McGraw Hill Financial, Inc.	965	78,290
		562,339
Insurance - 1.9%
ACE Ltd.	1,400	148,862
AIA Group Ltd.	200	1,092
American International Group, Inc.	2,251	126,191
CNA Financial Corp.	700	27,139
FNF Group	880	24,913
Genworth Financial, Inc. Class A (a)	2,581	36,624
Lincoln National Corp.	450	24,768
Loews Corp.	400	17,496
Marsh & McLennan Companies, Inc.	3,175	168,593
MetLife, Inc.	3,744	204,947
Progressive Corp.	3,390	84,818
Unum Group	3,725	135,106
XL Group PLC Class A	4,131	141,198
		1,141,747
Real Estate Investment Trusts - 1.7%
American Tower Corp.	5,315	524,059
AvalonBay Communities, Inc.	520	80,132
Crown Castle International Corp.	920	73,149
Digital Realty Trust, Inc.	192	12,528
Federal Realty Investment Trust (SBI)	312	38,931
General Growth Properties, Inc.	600	14,742
Public Storage	160	28,029
Simon Property Group, Inc.	740	125,822
SL Green Realty Corp.	150	16,403
Vornado Realty Trust	699	74,003
Weyerhaeuser Co.	990	33,611
		1,021,409
TOTAL FINANCIALS		8,519,239
Common Stocks - continued
	Shares	Value
HEALTH CARE - 14.0%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	420	$ 71,102
Amgen, Inc.	2,637	367,545
Biogen Idec, Inc. (a)	439	150,595
Celgene Corp. (a)	1,913	181,773
Gilead Sciences, Inc. (a)	5,442	585,450
Incyte Corp. (a)	240	13,008
Regeneron Pharmaceuticals, Inc. (a)	40	14,021
Vertex Pharmaceuticals, Inc. (a)	500	46,785
		1,430,279
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	7,113	300,453
Baxter International, Inc.	4,718	353,756
Becton, Dickinson & Co.	1,845	216,179
Boston Scientific Corp. (a)	2,030	25,740
CareFusion Corp. (a)	900	41,319
Covidien PLC	958	83,183
DENTSPLY International, Inc.	700	33,394
Intuitive Surgical, Inc. (a)	109	51,231
Medtronic, Inc.	2,649	169,139
St. Jude Medical, Inc.	670	43,945
Stryker Corp.	978	81,477
		1,399,816
Health Care Providers & Services - 2.6%
Aetna, Inc.	910	74,738
Cardinal Health, Inc.	190	14,003
Express Scripts Holding Co. (a)	1,373	101,506
HCA Holdings, Inc. (a)	9,110	636,060
Humana, Inc.	470	60,508
McKesson Corp.	1,818	354,565
UnitedHealth Group, Inc.	2,388	206,992
WellPoint, Inc.	590	68,741
		1,517,113
Health Care Technology - 0.1%
IMS Health Holdings, Inc.	1,368	38,167
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	3,713	212,235
Thermo Fisher Scientific, Inc.	895	107,588
		319,823
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 6.0%
AbbVie, Inc.	4,324	$ 239,031
Actavis PLC (a)	2,494	566,088
Allergan, Inc.	1,009	165,153
Bristol-Myers Squibb Co.	1,270	64,326
Eli Lilly & Co.	1,970	125,213
GlaxoSmithKline PLC sponsored ADR	1,158	56,858
Horizon Pharma, Inc. (a)	120	1,236
Horizon Pharma, Inc. warrants 9/25/17 (a)	550	3,241
Johnson & Johnson	8,100	840,213
Mallinckrodt PLC (a)	200	16,298
Merck & Co., Inc.	8,979	539,728
Mylan, Inc. (a)	2,781	135,157
Novartis AG sponsored ADR	268	24,077
Perrigo Co. PLC	320	47,597
Pfizer, Inc.	13,756	404,289
Sanofi SA	130	14,247
Teva Pharmaceutical Industries Ltd. sponsored ADR	806	42,331
Zoetis, Inc. Class A	6,325	224,158
		3,509,241
TOTAL HEALTH CARE		8,214,439
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	620	59,043
Precision Castparts Corp.	360	87,862
Raytheon Co.	2,119	204,144
Textron, Inc.	1,980	75,240
The Boeing Co.	2,477	314,084
United Technologies Corp.	2,842	306,879
		1,047,252
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	200	13,652
Expeditors International of Washington, Inc.	300	12,390
FedEx Corp.	960	141,965
United Parcel Service, Inc. Class B	1,271	123,706
		291,713
Airlines - 0.8%
American Airlines Group, Inc.	2,770	107,781
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.	7,322	$ 289,805
United Continental Holdings, Inc. (a)	1,340	63,797
		461,383
Commercial Services & Supplies - 0.4%
Iron Mountain, Inc.	940	33,821
Republic Services, Inc.	802	31,543
Tyco International Ltd.	3,572	159,383
Waste Management, Inc.	100	4,697
		229,444
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	450	24,260
Quanta Services, Inc. (a)	500	18,170
		42,430
Electrical Equipment - 0.3%
Emerson Electric Co.	2,400	153,648
Hubbell, Inc. Class B	400	48,360
		202,008
Industrial Conglomerates - 2.0%
3M Co.	2,020	290,880
Danaher Corp.	2,570	196,888
General Electric Co.	25,463	661,529
Roper Industries, Inc.	210	31,618
		1,180,915
Machinery - 1.0%
Caterpillar, Inc.	444	48,427
Cummins, Inc.	950	137,855
Deere & Co.	1,184	99,563
Flowserve Corp.	1,120	84,997
Ingersoll-Rand PLC	290	17,458
Pall Corp.	300	25,311
Parker Hannifin Corp.	1,405	162,278
Stanley Black & Decker, Inc.	280	25,620
		601,509
Professional Services - 0.0%
Equifax, Inc.	300	23,628
Road & Rail - 1.2%
Canadian National Railway Co.	887	63,704
Canadian Pacific Railway Ltd.	830	166,252
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	1,904	$ 58,853
Norfolk Southern Corp.	1,685	180,295
Union Pacific Corp.	2,429	255,701
		724,805
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	610	150,182
TOTAL INDUSTRIALS		4,955,269
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.7%
Cisco Systems, Inc.	16,642	415,884
Motorola Solutions, Inc.	730	43,362
QUALCOMM, Inc.	7,137	543,126
		1,002,372
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	4,081	255,797
Trimble Navigation Ltd. (a)	730	24,280
		280,077
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	90	5,438
eBay, Inc. (a)	4,504	249,972
Facebook, Inc. Class A (a)	4,496	336,391
Google, Inc.:
Class A (a)	663	386,105
Class C (a)	1,090	623,044
LinkedIn Corp. (a)	100	22,575
Velti PLC (a)(d)	976	29
VeriSign, Inc. (a)	910	51,938
Yahoo!, Inc. (a)	1,195	46,019
		1,721,511
IT Services - 2.5%
Accenture PLC Class A	950	77,007
Amdocs Ltd.	948	44,651
ASAC II LP (d)	1,527	24,812
Automatic Data Processing, Inc.	950	79,306
Cognizant Technology Solutions Corp. Class A (a)	1,610	73,625
Fidelity National Information Services, Inc.	920	52,210
IBM Corp.	2,059	395,946
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	3,971	$ 301,042
Visa, Inc. Class A	1,698	360,859
Xerox Corp.	3,843	53,072
		1,462,530
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	1,780	62,905
Analog Devices, Inc.	4,941	252,584
Applied Materials, Inc.	12,877	297,523
ASML Holding NV	400	38,448
Atmel Corp. (a)	2,220	19,669
Broadcom Corp. Class A	3,400	133,892
Intel Corp.	8,317	290,430
Lam Research Corp.	1,560	112,180
		1,207,631
Software - 3.5%
Adobe Systems, Inc. (a)	420	30,198
Autodesk, Inc. (a)	2,080	111,571
Citrix Systems, Inc. (a)	860	60,424
Microsoft Corp.	28,580	1,298,389
Oracle Corp.	8,592	356,826
Red Hat, Inc. (a)	2,590	157,783
salesforce.com, Inc. (a)	330	19,500
VMware, Inc. Class A (a)	320	31,546
		2,066,237
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	15,647	1,603,800
EMC Corp.	22,237	656,659
First Data Holdings, Inc. Class B (d)	3,850	15,400
Hewlett-Packard Co.	4,104	155,952
SanDisk Corp.	319	31,249
Western Digital Corp.	2,930	301,819
		2,764,879
TOTAL INFORMATION TECHNOLOGY		10,505,237
MATERIALS - 4.4%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	584	77,795
Airgas, Inc.	560	61,813
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Celanese Corp. Class A	910	$ 56,911
E.I. du Pont de Nemours & Co.	540	35,699
Ecolab, Inc.	1,710	196,342
LyondellBasell Industries NV Class A	650	74,328
Monsanto Co.	1,336	154,508
Potash Corp. of Saskatchewan, Inc.	3,047	107,022
Praxair, Inc.	720	94,716
RPM International, Inc.	600	28,278
Sherwin-Williams Co.	510	111,236
Syngenta AG (Switzerland)	74	26,578
The Dow Chemical Co.	4,132	221,269
The Mosaic Co.	6,662	318,177
W.R. Grace & Co. (a)	2,771	274,412
		1,839,084
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	2,206	288,898
Vulcan Materials Co.	1,599	101,345
		390,243
Containers & Packaging - 0.3%
Ball Corp.	590	37,819
Sealed Air Corp.	3,522	127,144
		164,963
Metals & Mining - 0.2%
Alcoa, Inc.	2,100	34,881
Freeport-McMoRan Copper & Gold, Inc.	1,647	59,901
Kinross Gold Corp. (a)	1,700	6,723
Nucor Corp.	770	41,826
Yamana Gold, Inc.	900	7,665
		150,996
Paper & Forest Products - 0.1%
International Paper Co.	970	46,997
TOTAL MATERIALS		2,592,283
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	4,070	142,287
Verizon Communications, Inc.	16,579	825,966
		968,253
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,570	$ 47,226
TOTAL TELECOMMUNICATION SERVICES		1,015,479
UTILITIES - 2.4%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	1,400	75,180
Edison International	4,052	239,635
Entergy Corp.	380	29,416
Exelon Corp.	2,233	74,627
FirstEnergy Corp.	2,160	73,958
ITC Holdings Corp.	3,931	146,823
Northeast Utilities	590	27,075
		666,714
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	1,500	35,655
NRG Energy, Inc.	2,650	81,567
The AES Corp.	5,490	83,338
		200,560
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	1,240	30,802
CMS Energy Corp.	1,263	38,572
NiSource, Inc.	2,020	80,133
PG&E Corp.	8,625	400,890
		550,397
TOTAL UTILITIES		1,417,671
TOTAL COMMON STOCKS (Cost $40,658,928)		55,972,492
Nonconvertible Preferred Stocks - 0.0%

CONSUMER STAPLES - 0.0%
Household Products - 0.0%
Henkel AG & Co. KGaA (Cost $8,864)	109	11,429
Convertible Bonds - 0.0%
	Principal Amount	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $5,000)	$ 5,000	$ 4,189
Equity Funds - 0.5%
	Shares
Sector Funds - 0.5%
Health Care Select Sector SPDR ETF	3,310	211,377
Market Vectors Oil Services ETF	1,522	83,954
TOTAL EQUITY FUNDS (Cost $237,868)		295,331
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/23/14 to 11/6/14 (c) (Cost $69,997)	$ 70,000	69,998
Money Market Funds - 4.3%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $2,545,831)	2,545,831	2,545,831
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $43,526,488)		58,899,270
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(78,013)
NET ASSETS - 100%		$ 58,821,257
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 300,210	$ 10,896
7 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2014	1,005,970	29,246
TOTAL EQUITY INDEX CONTRACTS		$ 1,306,180	$ 40,142

The face value of futures purchased as a percentage of net assets is 2.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,998.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,241 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 15,270
First Data Holdings, Inc. Class B	6/26/14	$ 15,400
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,488,211	$ 8,488,211	$ -	$ -
Consumer Staples	4,800,187	4,702,980	97,207	-
Energy	5,475,906	5,418,099	57,807	-
Financials	8,519,239	8,519,239	-	-
Health Care	8,214,439	8,196,951	17,488	-
Industrials	4,955,269	4,955,269	-	-
Information Technology	10,505,237	10,464,996	29	40,212
Materials	2,592,283	2,565,705	26,578	-
Telecommunication Services	1,015,479	1,015,479	-	-
Utilities	1,417,671	1,417,671	-	-
Corporate Bonds	4,189	-	4,189	-
Equity Funds	295,331	295,331	-	-
U.S. Treasury Obligations	69,998	-	69,998	-
Money Market Funds	2,545,831	2,545,831	-	-
Total Investments in Securities:	$ 58,899,270	$ 58,585,762	$ 273,296	$ 40,212
Derivative Instruments:
Assets
Futures Contracts	$ 40,142	$ 40,142	$ -	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $43,668,695. Net unrealized appreciation aggregated $15,230,575, of which $15,505,663 related to appreciated investment securities and $275,088 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Core
Multi-Manager Fund

Class L
Class N
August 31, 2014

1.9587066.100

MMC-L-MMC-N-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.7%
Delphi Automotive PLC	2,843	$ 197,816
Johnson Controls, Inc.	1,570	76,632
TRW Automotive Holdings Corp. (a)	1,420	136,732
		411,180
Automobiles - 0.3%
General Motors Co.	3,164	110,107
Harley-Davidson, Inc.	1,530	97,247
		207,354
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	1,200	45,456
Chipotle Mexican Grill, Inc. (a)	100	67,865
Hilton Worldwide Holdings, Inc.	920	23,294
Las Vegas Sands Corp.	560	37,246
McDonald's Corp.	780	73,102
Royal Caribbean Cruises Ltd.	2,885	183,948
Starbucks Corp.	1,410	109,712
Starwood Hotels & Resorts Worldwide, Inc.	730	61,714
Tim Hortons, Inc.	160	12,870
Wyndham Worldwide Corp.	3,012	243,791
Wynn Resorts Ltd.	260	50,149
Yum! Brands, Inc.	907	65,694
		974,841
Household Durables - 0.1%
Lennar Corp. Class A	800	31,344
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	660	223,766
Expedia, Inc.	1,181	101,448
Netflix, Inc. (a)	190	90,752
priceline.com, Inc. (a)	187	232,686
		648,652
Leisure Products - 0.4%
Hasbro, Inc.	1,874	98,675
Mattel, Inc.	4,745	163,655
		262,330
Media - 6.0%
CBS Corp. Class B	4,002	237,279
Comcast Corp.:
Class A	9,277	507,730
Class A (special) (non-vtg.)	2,631	143,653
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV (a)	548	$ 47,375
Discovery Communications, Inc.:
Class A (a)	1,887	82,500
Class C (non-vtg.) (a)	3,547	152,415
News Corp. Class A (a)	3,220	56,753
The Madison Square Garden Co. Class A (a)	2,091	139,804
The Walt Disney Co.	3,643	327,433
Time Warner Cable, Inc.	1,110	164,202
Time Warner, Inc.	9,265	713,683
Twenty-First Century Fox, Inc. Class A	20,212	715,909
Viacom, Inc. Class B (non-vtg.)	2,958	240,042
		3,528,778
Multiline Retail - 1.0%
Dollar General Corp. (a)	2,143	137,131
Dollar Tree, Inc. (a)	270	14,479
Kohl's Corp.	820	48,208
Macy's, Inc.	3,123	194,532
Target Corp.	2,801	168,256
		562,606
Specialty Retail - 2.8%
AutoZone, Inc. (a)	239	128,783
Bed Bath & Beyond, Inc. (a)	2,373	152,489
CarMax, Inc. (a)	1,890	99,036
Gap, Inc.	2,900	133,835
Home Depot, Inc.	7,663	716,491
L Brands, Inc.	990	63,212
Lowe's Companies, Inc.	5,531	290,433
Ross Stores, Inc.	730	55,057
TJX Companies, Inc.	628	37,435
		1,676,771
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.	380	39,018
Michael Kors Holdings Ltd. (a)	400	32,048
NIKE, Inc. Class B	1,200	94,260
PVH Corp.	163	19,029
		184,355
TOTAL CONSUMER DISCRETIONARY		8,488,211
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.2%
Beverages - 2.9%
Anheuser-Busch InBev SA NV ADR	5,269	$ 588,969
Diageo PLC	3,294	97,207
Dr. Pepper Snapple Group, Inc.	720	45,302
Molson Coors Brewing Co. Class B	1,220	90,219
Monster Beverage Corp. (a)	130	11,493
PepsiCo, Inc.	5,998	554,755
SABMiller PLC	500	27,583
The Coca-Cola Co.	6,760	282,027
		1,697,555
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	730	88,388
CVS Caremark Corp.	5,587	443,887
Rite Aid Corp. (a)	5,700	35,454
Sysco Corp.	1,410	53,340
Wal-Mart Stores, Inc.	3,895	294,073
Walgreen Co.	2,067	125,095
Whole Foods Market, Inc.	1,070	41,880
		1,082,117
Food Products - 1.1%
Archer Daniels Midland Co.	1,190	59,333
General Mills, Inc.	1,220	65,124
Kellogg Co.	3,114	202,317
Keurig Green Mountain, Inc.	100	13,332
Mondelez International, Inc.	8,201	296,794
		636,900
Household Products - 1.2%
Colgate-Palmolive Co.	420	27,187
Energizer Holdings, Inc.	500	60,760
Henkel AG & Co. KGaA	573	54,502
Procter & Gamble Co.	6,725	558,915
		701,364
Personal Products - 0.2%
Avon Products, Inc.	3,420	48,017
Estee Lauder Companies, Inc. Class A	613	47,097
		95,114
Tobacco - 1.0%
Altria Group, Inc.	590	25,417
British American Tobacco PLC sponsored ADR	800	94,736
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	5,028	$ 430,296
Reynolds American, Inc.	432	25,259
		575,708
TOTAL CONSUMER STAPLES		4,788,758
ENERGY - 9.3%
Energy Equipment & Services - 1.3%
Cameron International Corp. (a)	550	40,882
Ensco PLC Class A	1,925	97,174
Halliburton Co.	330	22,311
National Oilwell Varco, Inc.	1,944	168,020
Schlumberger Ltd.	3,865	423,759
		752,146
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	8,784	989,869
Apache Corp.	1,994	203,049
BG Group PLC	2,900	57,807
Cabot Oil & Gas Corp.	4,746	159,181
Canadian Natural Resources Ltd.	800	34,868
Chesapeake Energy Corp.	1,000	27,200
Chevron Corp.	5,474	708,609
Cimarex Energy Co.	300	43,548
Concho Resources, Inc. (a)	290	41,192
ConocoPhillips Co.	610	49,544
CONSOL Energy, Inc.	300	12,084
Continental Resources, Inc. (a)	95	15,323
Eni SpA sponsored ADR	300	14,958
EOG Resources, Inc.	3,573	392,601
EQT Corp.	620	61,417
Exxon Mobil Corp.	8,277	823,230
Hess Corp.	1,110	112,221
Imperial Oil Ltd.	600	31,929
Murphy Oil Corp.	360	22,489
Noble Energy, Inc.	1,445	104,242
Occidental Petroleum Corp.	1,301	134,953
Phillips 66 Co.	1,160	100,943
Pioneer Natural Resources Co.	420	87,633
Range Resources Corp.	880	69,159
Royal Dutch Shell PLC Class A sponsored ADR	2,005	162,345
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Corp.	1,230	$ 51,242
Suncor Energy, Inc.	1,564	64,197
Talisman Energy, Inc.	3,610	36,289
The Williams Companies, Inc.	861	51,178
Valero Energy Corp.	450	24,363
WPX Energy, Inc. (a)	1,356	36,097
		4,723,760
TOTAL ENERGY		5,475,906
FINANCIALS - 14.5%
Banks - 6.1%
Bank of America Corp.	25,270	406,594
CIT Group, Inc.	1,215	58,271
Citigroup, Inc.	15,653	808,477
JPMorgan Chase & Co.	16,873	1,003,100
M&T Bank Corp.	230	28,435
PNC Financial Services Group, Inc.	395	33,476
Standard Chartered PLC (United Kingdom)	2,585	52,056
U.S. Bancorp	6,958	294,184
Wells Fargo & Co.	17,826	916,969
		3,601,562
Capital Markets - 1.8%
Ameriprise Financial, Inc.	520	65,395
Bank of New York Mellon Corp.	1,500	58,770
BlackRock, Inc. Class A	210	69,411
Charles Schwab Corp.	1,558	44,419
E*TRADE Financial Corp. (a)	1,620	36,061
Goldman Sachs Group, Inc.	789	141,318
Invesco Ltd.	300	12,252
LPL Financial	650	31,649
Morgan Stanley	5,986	205,380
Northern Trust Corp.	1,160	80,446
Och-Ziff Capital Management Group LLC Class A	1,300	16,094
State Street Corp.	3,230	232,657
TD Ameritrade Holding Corp.	1,090	36,090
		1,029,942
Consumer Finance - 2.0%
American Express Co.	7,782	696,878
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.	4,008	$ 328,896
Discover Financial Services	2,188	136,466
		1,162,240
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	2,074	284,657
CME Group, Inc.	1,469	112,452
IntercontinentalExchange Group, Inc.	460	86,940
McGraw Hill Financial, Inc.	965	78,290
		562,339
Insurance - 1.9%
ACE Ltd.	1,400	148,862
AIA Group Ltd.	200	1,092
American International Group, Inc.	2,251	126,191
CNA Financial Corp.	700	27,139
FNF Group	880	24,913
Genworth Financial, Inc. Class A (a)	2,581	36,624
Lincoln National Corp.	450	24,768
Loews Corp.	400	17,496
Marsh & McLennan Companies, Inc.	3,175	168,593
MetLife, Inc.	3,744	204,947
Progressive Corp.	3,390	84,818
Unum Group	3,725	135,106
XL Group PLC Class A	4,131	141,198
		1,141,747
Real Estate Investment Trusts - 1.7%
American Tower Corp.	5,315	524,059
AvalonBay Communities, Inc.	520	80,132
Crown Castle International Corp.	920	73,149
Digital Realty Trust, Inc.	192	12,528
Federal Realty Investment Trust (SBI)	312	38,931
General Growth Properties, Inc.	600	14,742
Public Storage	160	28,029
Simon Property Group, Inc.	740	125,822
SL Green Realty Corp.	150	16,403
Vornado Realty Trust	699	74,003
Weyerhaeuser Co.	990	33,611
		1,021,409
TOTAL FINANCIALS		8,519,239
Common Stocks - continued
	Shares	Value
HEALTH CARE - 14.0%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	420	$ 71,102
Amgen, Inc.	2,637	367,545
Biogen Idec, Inc. (a)	439	150,595
Celgene Corp. (a)	1,913	181,773
Gilead Sciences, Inc. (a)	5,442	585,450
Incyte Corp. (a)	240	13,008
Regeneron Pharmaceuticals, Inc. (a)	40	14,021
Vertex Pharmaceuticals, Inc. (a)	500	46,785
		1,430,279
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	7,113	300,453
Baxter International, Inc.	4,718	353,756
Becton, Dickinson & Co.	1,845	216,179
Boston Scientific Corp. (a)	2,030	25,740
CareFusion Corp. (a)	900	41,319
Covidien PLC	958	83,183
DENTSPLY International, Inc.	700	33,394
Intuitive Surgical, Inc. (a)	109	51,231
Medtronic, Inc.	2,649	169,139
St. Jude Medical, Inc.	670	43,945
Stryker Corp.	978	81,477
		1,399,816
Health Care Providers & Services - 2.6%
Aetna, Inc.	910	74,738
Cardinal Health, Inc.	190	14,003
Express Scripts Holding Co. (a)	1,373	101,506
HCA Holdings, Inc. (a)	9,110	636,060
Humana, Inc.	470	60,508
McKesson Corp.	1,818	354,565
UnitedHealth Group, Inc.	2,388	206,992
WellPoint, Inc.	590	68,741
		1,517,113
Health Care Technology - 0.1%
IMS Health Holdings, Inc.	1,368	38,167
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	3,713	212,235
Thermo Fisher Scientific, Inc.	895	107,588
		319,823
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 6.0%
AbbVie, Inc.	4,324	$ 239,031
Actavis PLC (a)	2,494	566,088
Allergan, Inc.	1,009	165,153
Bristol-Myers Squibb Co.	1,270	64,326
Eli Lilly & Co.	1,970	125,213
GlaxoSmithKline PLC sponsored ADR	1,158	56,858
Horizon Pharma, Inc. (a)	120	1,236
Horizon Pharma, Inc. warrants 9/25/17 (a)	550	3,241
Johnson & Johnson	8,100	840,213
Mallinckrodt PLC (a)	200	16,298
Merck & Co., Inc.	8,979	539,728
Mylan, Inc. (a)	2,781	135,157
Novartis AG sponsored ADR	268	24,077
Perrigo Co. PLC	320	47,597
Pfizer, Inc.	13,756	404,289
Sanofi SA	130	14,247
Teva Pharmaceutical Industries Ltd. sponsored ADR	806	42,331
Zoetis, Inc. Class A	6,325	224,158
		3,509,241
TOTAL HEALTH CARE		8,214,439
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	620	59,043
Precision Castparts Corp.	360	87,862
Raytheon Co.	2,119	204,144
Textron, Inc.	1,980	75,240
The Boeing Co.	2,477	314,084
United Technologies Corp.	2,842	306,879
		1,047,252
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	200	13,652
Expeditors International of Washington, Inc.	300	12,390
FedEx Corp.	960	141,965
United Parcel Service, Inc. Class B	1,271	123,706
		291,713
Airlines - 0.8%
American Airlines Group, Inc.	2,770	107,781
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.	7,322	$ 289,805
United Continental Holdings, Inc. (a)	1,340	63,797
		461,383
Commercial Services & Supplies - 0.4%
Iron Mountain, Inc.	940	33,821
Republic Services, Inc.	802	31,543
Tyco International Ltd.	3,572	159,383
Waste Management, Inc.	100	4,697
		229,444
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	450	24,260
Quanta Services, Inc. (a)	500	18,170
		42,430
Electrical Equipment - 0.3%
Emerson Electric Co.	2,400	153,648
Hubbell, Inc. Class B	400	48,360
		202,008
Industrial Conglomerates - 2.0%
3M Co.	2,020	290,880
Danaher Corp.	2,570	196,888
General Electric Co.	25,463	661,529
Roper Industries, Inc.	210	31,618
		1,180,915
Machinery - 1.0%
Caterpillar, Inc.	444	48,427
Cummins, Inc.	950	137,855
Deere & Co.	1,184	99,563
Flowserve Corp.	1,120	84,997
Ingersoll-Rand PLC	290	17,458
Pall Corp.	300	25,311
Parker Hannifin Corp.	1,405	162,278
Stanley Black & Decker, Inc.	280	25,620
		601,509
Professional Services - 0.0%
Equifax, Inc.	300	23,628
Road & Rail - 1.2%
Canadian National Railway Co.	887	63,704
Canadian Pacific Railway Ltd.	830	166,252
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	1,904	$ 58,853
Norfolk Southern Corp.	1,685	180,295
Union Pacific Corp.	2,429	255,701
		724,805
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	610	150,182
TOTAL INDUSTRIALS		4,955,269
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.7%
Cisco Systems, Inc.	16,642	415,884
Motorola Solutions, Inc.	730	43,362
QUALCOMM, Inc.	7,137	543,126
		1,002,372
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	4,081	255,797
Trimble Navigation Ltd. (a)	730	24,280
		280,077
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	90	5,438
eBay, Inc. (a)	4,504	249,972
Facebook, Inc. Class A (a)	4,496	336,391
Google, Inc.:
Class A (a)	663	386,105
Class C (a)	1,090	623,044
LinkedIn Corp. (a)	100	22,575
Velti PLC (a)(d)	976	29
VeriSign, Inc. (a)	910	51,938
Yahoo!, Inc. (a)	1,195	46,019
		1,721,511
IT Services - 2.5%
Accenture PLC Class A	950	77,007
Amdocs Ltd.	948	44,651
ASAC II LP (d)	1,527	24,812
Automatic Data Processing, Inc.	950	79,306
Cognizant Technology Solutions Corp. Class A (a)	1,610	73,625
Fidelity National Information Services, Inc.	920	52,210
IBM Corp.	2,059	395,946
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	3,971	$ 301,042
Visa, Inc. Class A	1,698	360,859
Xerox Corp.	3,843	53,072
		1,462,530
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	1,780	62,905
Analog Devices, Inc.	4,941	252,584
Applied Materials, Inc.	12,877	297,523
ASML Holding NV	400	38,448
Atmel Corp. (a)	2,220	19,669
Broadcom Corp. Class A	3,400	133,892
Intel Corp.	8,317	290,430
Lam Research Corp.	1,560	112,180
		1,207,631
Software - 3.5%
Adobe Systems, Inc. (a)	420	30,198
Autodesk, Inc. (a)	2,080	111,571
Citrix Systems, Inc. (a)	860	60,424
Microsoft Corp.	28,580	1,298,389
Oracle Corp.	8,592	356,826
Red Hat, Inc. (a)	2,590	157,783
salesforce.com, Inc. (a)	330	19,500
VMware, Inc. Class A (a)	320	31,546
		2,066,237
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	15,647	1,603,800
EMC Corp.	22,237	656,659
First Data Holdings, Inc. Class B (d)	3,850	15,400
Hewlett-Packard Co.	4,104	155,952
SanDisk Corp.	319	31,249
Western Digital Corp.	2,930	301,819
		2,764,879
TOTAL INFORMATION TECHNOLOGY		10,505,237
MATERIALS - 4.4%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	584	77,795
Airgas, Inc.	560	61,813
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Celanese Corp. Class A	910	$ 56,911
E.I. du Pont de Nemours & Co.	540	35,699
Ecolab, Inc.	1,710	196,342
LyondellBasell Industries NV Class A	650	74,328
Monsanto Co.	1,336	154,508
Potash Corp. of Saskatchewan, Inc.	3,047	107,022
Praxair, Inc.	720	94,716
RPM International, Inc.	600	28,278
Sherwin-Williams Co.	510	111,236
Syngenta AG (Switzerland)	74	26,578
The Dow Chemical Co.	4,132	221,269
The Mosaic Co.	6,662	318,177
W.R. Grace & Co. (a)	2,771	274,412
		1,839,084
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	2,206	288,898
Vulcan Materials Co.	1,599	101,345
		390,243
Containers & Packaging - 0.3%
Ball Corp.	590	37,819
Sealed Air Corp.	3,522	127,144
		164,963
Metals & Mining - 0.2%
Alcoa, Inc.	2,100	34,881
Freeport-McMoRan Copper & Gold, Inc.	1,647	59,901
Kinross Gold Corp. (a)	1,700	6,723
Nucor Corp.	770	41,826
Yamana Gold, Inc.	900	7,665
		150,996
Paper & Forest Products - 0.1%
International Paper Co.	970	46,997
TOTAL MATERIALS		2,592,283
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	4,070	142,287
Verizon Communications, Inc.	16,579	825,966
		968,253
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,570	$ 47,226
TOTAL TELECOMMUNICATION SERVICES		1,015,479
UTILITIES - 2.4%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	1,400	75,180
Edison International	4,052	239,635
Entergy Corp.	380	29,416
Exelon Corp.	2,233	74,627
FirstEnergy Corp.	2,160	73,958
ITC Holdings Corp.	3,931	146,823
Northeast Utilities	590	27,075
		666,714
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	1,500	35,655
NRG Energy, Inc.	2,650	81,567
The AES Corp.	5,490	83,338
		200,560
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	1,240	30,802
CMS Energy Corp.	1,263	38,572
NiSource, Inc.	2,020	80,133
PG&E Corp.	8,625	400,890
		550,397
TOTAL UTILITIES		1,417,671
TOTAL COMMON STOCKS (Cost $40,658,928)		55,972,492
Nonconvertible Preferred Stocks - 0.0%

CONSUMER STAPLES - 0.0%
Household Products - 0.0%
Henkel AG & Co. KGaA (Cost $8,864)	109	11,429
Convertible Bonds - 0.0%
	Principal Amount	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $5,000)	$ 5,000	$ 4,189
Equity Funds - 0.5%
	Shares
Sector Funds - 0.5%
Health Care Select Sector SPDR ETF	3,310	211,377
Market Vectors Oil Services ETF	1,522	83,954
TOTAL EQUITY FUNDS (Cost $237,868)		295,331
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/23/14 to 11/6/14 (c) (Cost $69,997)	$ 70,000	69,998
Money Market Funds - 4.3%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $2,545,831)	2,545,831	2,545,831
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $43,526,488)		58,899,270
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(78,013)
NET ASSETS - 100%		$ 58,821,257
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 300,210	$ 10,896
7 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2014	1,005,970	29,246
TOTAL EQUITY INDEX CONTRACTS		$ 1,306,180	$ 40,142

The face value of futures purchased as a percentage of net assets is 2.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,998.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,241 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 15,270
First Data Holdings, Inc. Class B	6/26/14	$ 15,400
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,488,211	$ 8,488,211	$ -	$ -
Consumer Staples	4,800,187	4,702,980	97,207	-
Energy	5,475,906	5,418,099	57,807	-
Financials	8,519,239	8,519,239	-	-
Health Care	8,214,439	8,196,951	17,488	-
Industrials	4,955,269	4,955,269	-	-
Information Technology	10,505,237	10,464,996	29	40,212
Materials	2,592,283	2,565,705	26,578	-
Telecommunication Services	1,015,479	1,015,479	-	-
Utilities	1,417,671	1,417,671	-	-
Corporate Bonds	4,189	-	4,189	-
Equity Funds	295,331	295,331	-	-
U.S. Treasury Obligations	69,998	-	69,998	-
Money Market Funds	2,545,831	2,545,831	-	-
Total Investments in Securities:	$ 58,899,270	$ 58,585,762	$ 273,296	$ 40,212
Derivative Instruments:
Assets
Futures Contracts	$ 40,142	$ 40,142	$ -	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $43,668,695. Net unrealized appreciation aggregated $15,230,575, of which $15,505,663 related to appreciated investment securities and $275,088 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

August 31, 2014

1.907407.104

SGF-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 73.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.6%
Johnson Controls, Inc.	211,000	$ 10,298,910
Lear Corp.	274,700	27,780,411
TRW Automotive Holdings Corp. (a)	377,670	36,365,844
		74,445,165
Automobiles - 0.8%
General Motors Co.	1,113,640	38,754,672
Harley-Davidson, Inc.	588,000	37,373,280
Tesla Motors, Inc. (a)	99,035	26,709,740
		102,837,692
Hotels, Restaurants & Leisure - 2.4%
Dunkin' Brands Group, Inc.	135,263	5,889,351
Hilton Worldwide Holdings, Inc.	724,700	18,349,404
Las Vegas Sands Corp.	899,500	59,825,745
McDonald's Corp.	694,118	65,052,739
Panera Bread Co. Class A (a)	80,750	12,107,655
Royal Caribbean Cruises Ltd.	344,562	21,969,273
Starwood Hotels & Resorts Worldwide, Inc.	209,168	17,683,063
Wyndham Worldwide Corp.	207,200	16,770,768
Wynn Resorts Ltd.	300,592	57,978,185
Yum! Brands, Inc.	342,899	24,836,175
		300,462,358
Household Durables - 0.7%
Harman International Industries, Inc.	479,800	55,215,384
Mohawk Industries, Inc. (a)	72,322	10,560,458
PulteGroup, Inc.	976,579	18,769,848
		84,545,690
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	139,649	47,346,597
ASOS PLC (a)	39,603	1,862,610
Ctrip.com International Ltd. sponsored ADR (a)	110,475	7,089,181
Expedia, Inc.	171,710	14,749,889
Groupon, Inc. Class A (a)	514,467	3,498,376
priceline.com, Inc. (a)	62,322	77,547,888
TripAdvisor, Inc. (a)	262,428	26,003,991
zulily, Inc. Class A	193,292	6,339,978
		184,438,510
Media - 3.1%
Aimia, Inc.	128,274	2,035,065
CBS Corp. Class B	1,203,000	71,325,870
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cinemark Holdings, Inc.	283,584	$ 10,007,679
Comcast Corp. Class A	2,466,028	134,965,712
DIRECTV (a)	164,000	14,177,800
Legend Pictures LLC (a)(e)(f)	2,783	5,017,749
Omnicom Group, Inc.	446,030	32,118,620
The Walt Disney Co.	227,100	20,411,748
Time Warner Cable, Inc.	175,857	26,014,526
Twenty-First Century Fox, Inc. Class A	209,400	7,416,948
Viacom, Inc. Class B (non-vtg.)	856,720	69,522,828
		393,014,545
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	236,218	12,667,190
Macy's, Inc.	884,956	55,123,909
		67,791,099
Specialty Retail - 3.3%
AutoZone, Inc. (a)	95,088	51,237,218
Bed Bath & Beyond, Inc. (a)	339,297	21,803,225
Best Buy Co., Inc.	334,400	10,664,016
Foot Locker, Inc.	267,000	14,981,370
GameStop Corp. Class A	176,700	7,456,740
Home Depot, Inc.	1,948,360	182,171,660
L Brands, Inc.	259,900	16,594,615
O'Reilly Automotive, Inc. (a)	149,500	23,319,010
Ross Stores, Inc.	311,076	23,461,352
TJX Companies, Inc.	1,180,390	70,363,048
		422,052,254
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	92,122	7,625,859
Hanesbrands, Inc.	281,200	28,873,616
Michael Kors Holdings Ltd. (a)	333,584	26,726,750
Moncler SpA	305,472	4,788,403
NIKE, Inc. Class B	425,720	33,440,306
Under Armour, Inc. Class A (sub. vtg.) (a)	225,800	15,435,688
		116,890,622
TOTAL CONSUMER DISCRETIONARY		1,746,477,935
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.2%
Beverages - 1.6%
Anheuser-Busch InBev SA NV ADR	468,650	$ 52,385,697
Coca-Cola Enterprises, Inc.	132,286	6,320,625
Molson Coors Brewing Co. Class B	374,700	27,709,065
PepsiCo, Inc.	1,110,464	102,706,815
The Coca-Cola Co.	365,714	15,257,588
		204,379,790
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	1,423,935	113,131,636
Kroger Co.	963,735	49,131,210
Rite Aid Corp. (a)	1,643,369	10,221,755
Walgreen Co.	238,500	14,434,020
		186,918,621
Food Products - 1.6%
Archer Daniels Midland Co.	880,103	43,881,936
General Mills, Inc.	472,450	25,219,381
Kellogg Co.	309,980	20,139,401
Keurig Green Mountain, Inc.	54,898	7,319,001
Kraft Foods Group, Inc.	255,083	15,024,389
McCormick & Co., Inc. (non-vtg.)	183,336	12,776,686
Mead Johnson Nutrition Co. Class A	236,211	22,581,772
Mondelez International, Inc.	761,330	27,552,533
Tyson Foods, Inc. Class A	609,292	23,189,654
		197,684,753
Household Products - 0.1%
Colgate-Palmolive Co.	277,811	17,982,706
Tobacco - 1.4%
Lorillard, Inc.	387,682	23,144,615
Philip Morris International, Inc.	1,719,279	147,135,897
		170,280,512
TOTAL CONSUMER STAPLES		777,246,382
ENERGY - 3.8%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	390,100	26,971,514
Cameron International Corp. (a)	819,428	60,908,083
Halliburton Co.	412,800	27,909,408
Schlumberger Ltd.	799,845	87,695,006
		203,484,011
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.2%
Apache Corp.	620,600	$ 63,195,698
Cabot Oil & Gas Corp.	538,610	18,064,979
ConocoPhillips Co.	341,200	27,712,264
EOG Resources, Inc.	671,272	73,759,367
Marathon Petroleum Corp.	387,193	35,238,435
Occidental Petroleum Corp.	396,770	41,156,952
Range Resources Corp.	74,589	5,861,950
Valero Energy Corp.	196,500	10,638,510
		275,628,155
TOTAL ENERGY		479,112,166
FINANCIALS - 3.2%
Banks - 0.6%
Bank of America Corp.	531,552	8,552,672
JPMorgan Chase & Co.	1,140,060	67,776,567
		76,329,239
Capital Markets - 0.2%
Goldman Sachs Group, Inc.	124,658	22,327,494
Consumer Finance - 1.0%
Capital One Financial Corp.	980,750	80,480,345
Discover Financial Services	699,809	43,647,087
		124,127,432
Diversified Financial Services - 0.1%
McGraw Hill Financial, Inc.	30,116	2,443,311
MSCI, Inc. Class A (a)	357,397	16,490,298
		18,933,609
Insurance - 0.7%
Allstate Corp.	366,300	22,523,787
Arch Capital Group Ltd. (a)	225,447	12,530,344
Everest Re Group Ltd.	169,288	27,736,146
MetLife, Inc.	257,552	14,098,396
Progressive Corp.	499,251	12,491,260
		89,379,933
Real Estate Investment Trusts - 0.6%
American Tower Corp.	713,590	70,359,974
TOTAL FINANCIALS		401,457,681
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.0%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	149,387	$ 25,289,725
Alnylam Pharmaceuticals, Inc. (a)	30,744	2,141,934
Amgen, Inc.	399,750	55,717,155
Biogen Idec, Inc. (a)	397,500	136,358,400
Celgene Corp. (a)	1,115,239	105,970,010
Gilead Sciences, Inc. (a)	2,584,492	278,039,649
Intercept Pharmaceuticals, Inc. (a)	4,134	1,197,702
Ironwood Pharmaceuticals, Inc. Class A (a)	292,967	3,790,993
Pharmacyclics, Inc. (a)	15,663	1,948,321
Seattle Genetics, Inc. (a)	36,946	1,625,993
		612,079,882
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	431,780	32,374,864
Intuitive Surgical, Inc. (a)	58,292	27,397,823
Medtronic, Inc.	614,830	39,256,896
St. Jude Medical, Inc.	159,100	10,435,369
The Cooper Companies, Inc.	215,546	35,140,464
		144,605,416
Health Care Providers & Services - 2.2%
Aetna, Inc.	235,000	19,300,550
Cardinal Health, Inc.	238,600	17,584,820
Centene Corp. (a)	95,778	7,483,135
Cigna Corp.	187,800	17,765,880
Express Scripts Holding Co. (a)	836,153	61,816,791
HCA Holdings, Inc. (a)	996,177	69,553,078
McKesson Corp.	333,773	65,095,748
Qualicorp SA (a)	508,277	6,357,720
WellPoint, Inc.	67,148	7,823,413
		272,781,135
Health Care Technology - 0.2%
athenahealth, Inc. (a)	148,938	21,512,605
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	694,040	39,671,326
Illumina, Inc. (a)	276,516	49,595,910
Thermo Fisher Scientific, Inc.	348,383	41,879,120
		131,146,356
Pharmaceuticals - 2.6%
AbbVie, Inc.	554,600	30,658,288
Actavis PLC (a)	124,047	28,156,188
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	209,300	$ 34,258,224
Bristol-Myers Squibb Co.	1,149,773	58,236,002
Endo Health Solutions, Inc. (a)	518,659	33,043,765
Johnson & Johnson	714,879	74,154,399
Merck & Co., Inc.	820,270	49,306,430
Pfizer, Inc.	666,772	19,596,429
Zoetis, Inc. Class A	110,279	3,908,288
		331,318,013
TOTAL HEALTH CARE		1,513,443,407
INDUSTRIALS - 8.8%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	430,440	40,990,801
L-3 Communications Holdings, Inc.	125,500	13,798,725
Lockheed Martin Corp.	193,403	33,652,122
Northrop Grumman Corp.	223,700	28,459,114
Precision Castparts Corp.	206,791	50,469,411
The Boeing Co.	436,850	55,392,580
TransDigm Group, Inc.	82,728	15,552,037
Triumph Group, Inc.	155,880	10,813,396
United Technologies Corp.	790,035	85,307,979
		334,436,165
Air Freight & Logistics - 0.8%
FedEx Corp.	202,000	29,871,760
United Parcel Service, Inc. Class B	786,424	76,542,648
		106,414,408
Airlines - 0.5%
Copa Holdings SA Class A	223,400	27,473,732
Delta Air Lines, Inc.	943,488	37,343,255
		64,816,987
Commercial Services & Supplies - 0.2%
Edenred SA	398,110	11,806,291
Stericycle, Inc. (a)	59,215	7,037,703
		18,843,994
Electrical Equipment - 0.2%
Eaton Corp. PLC	172,099	12,014,231
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Rockwell Automation, Inc.	104,100	$ 12,139,101
SolarCity Corp. (a)	42,274	2,903,378
		27,056,710
Industrial Conglomerates - 0.2%
Danaher Corp.	230,499	17,658,528
Roper Industries, Inc.	90,569	13,636,069
		31,294,597
Machinery - 1.8%
Caterpillar, Inc.	797,720	87,007,320
Colfax Corp. (a)	205,835	13,093,164
Cummins, Inc.	173,906	25,235,500
Flowserve Corp.	483,450	36,689,021
Kennametal, Inc.	271,408	12,161,792
Pentair Plc	518,800	35,314,716
Trinity Industries, Inc.	425,100	20,566,338
		230,067,851
Professional Services - 0.3%
IHS, Inc. Class A (a)	119,790	17,066,481
Verisk Analytics, Inc. (a)	265,760	17,059,134
		34,125,615
Road & Rail - 2.1%
Canadian Pacific Railway Ltd.	411,000	82,324,740
Kansas City Southern	280,050	32,306,568
Norfolk Southern Corp.	171,200	18,318,400
Union Pacific Corp.	1,287,732	135,559,548
		268,509,256
TOTAL INDUSTRIALS		1,115,565,583
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 1.5%
Cisco Systems, Inc.	846,750	21,160,283
Juniper Networks, Inc.	712,900	16,532,151
Motorola Solutions, Inc.	187,932	11,163,161
Palo Alto Networks, Inc. (a)	51,273	4,357,692
QUALCOMM, Inc.	1,845,593	140,449,627
		193,662,914
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.2%
Corning, Inc.	502,700	$ 10,486,322
Ingram Micro, Inc. Class A (a)	357,700	10,312,491
		20,798,813
Internet Software & Services - 5.9%
Dropbox, Inc. (a)(f)	314,762	6,012,332
eBay, Inc. (a)	1,005,477	55,803,974
Facebook, Inc. Class A (a)	2,005,551	150,055,326
Google, Inc.:
Class A (a)	340,210	198,124,696
Class C (a)	315,618	180,407,249
IAC/InterActiveCorp	302,200	21,030,098
LinkedIn Corp. (a)	240,312	54,250,434
MercadoLibre, Inc.	35,197	4,045,543
Pandora Media, Inc. (a)	260,076	7,032,455
Qihoo 360 Technology Co. Ltd. ADR (a)	72,350	6,354,501
Twitter, Inc.	1,028,025	51,144,244
Youku Tudou, Inc. ADR (a)	292,222	5,785,996
		740,046,848
IT Services - 4.2%
Accenture PLC Class A	360,197	29,197,569
Alliance Data Systems Corp. (a)	113,800	30,116,032
Amdocs Ltd.	341,678	16,093,034
Cognizant Technology Solutions Corp. Class A (a)	1,174,532	53,711,348
Fidelity National Information Services, Inc.	731,699	41,523,918
Fiserv, Inc. (a)	341,500	22,016,505
FleetCor Technologies, Inc. (a)	395,546	56,836,005
Gartner, Inc. Class A (a)	211,654	15,787,272
IBM Corp.	168,348	32,373,320
MasterCard, Inc. Class A	1,422,450	107,835,935
Visa, Inc. Class A	597,371	126,953,285
		532,444,223
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	484,074	17,107,175
Applied Materials, Inc.	2,698,300	62,344,222
Avago Technologies Ltd.	311,700	25,587,453
Broadcom Corp. Class A	405,525	15,969,575
Lam Research Corp.	362,400	26,060,184
NXP Semiconductors NV (a)	187,270	12,831,740
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc.	410,600	$ 23,264,596
Texas Instruments, Inc.	588,800	28,368,384
		211,533,329
Software - 4.0%
Activision Blizzard, Inc.	1,180,490	27,788,735
Adobe Systems, Inc. (a)	690,800	49,668,520
Aspen Technology, Inc. (a)	496,873	20,416,512
Citrix Systems, Inc. (a)	330,333	23,209,197
Electronic Arts, Inc. (a)	554,114	20,967,674
FireEye, Inc.	336,201	10,469,299
Microsoft Corp.	2,030,250	92,234,258
NetSuite, Inc. (a)	56,247	4,929,487
Oracle Corp.	3,324,671	138,073,587
Parametric Technology Corp. (a)	248,710	9,622,590
ServiceNow, Inc. (a)	126,759	7,748,778
SolarWinds, Inc. (a)	671,330	28,726,211
Solera Holdings, Inc.	229,222	13,973,373
Splunk, Inc. (a)	315,398	17,015,722
Synopsys, Inc. (a)	366,000	14,969,400
Tableau Software, Inc. (a)	17,383	1,138,413
Workday, Inc. Class A (a)	229,435	20,894,645
Zynga, Inc. (a)	789,685	2,286,138
		504,132,539
Technology Hardware, Storage & Peripherals - 4.7%
3D Systems Corp. (a)	55,234	2,955,571
Apple, Inc.	5,002,958	512,803,195
NCR Corp. (a)	940,360	32,122,698
SanDisk Corp.	220,600	21,609,976
Stratasys Ltd. (a)	30,347	3,640,426
Western Digital Corp.	246,944	25,437,701
		598,569,567
TOTAL INFORMATION TECHNOLOGY		2,801,188,233
MATERIALS - 2.3%
Chemicals - 1.9%
Ashland, Inc.	621,500	66,637,230
LyondellBasell Industries NV Class A	546,989	62,548,192
Monsanto Co.	129,100	14,930,415
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	357,430	$ 73,580,540
The Dow Chemical Co.	417,902	22,378,652
		240,075,029
Containers & Packaging - 0.1%
Packaging Corp. of America	228,296	15,521,845
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	843,860	30,691,188
TOTAL MATERIALS		286,288,062
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
Frontier Communications Corp.	1,376,172	9,357,970
Verizon Communications, Inc.	2,421,435	120,635,892
		129,993,862
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	111,350	12,280,792
TOTAL TELECOMMUNICATION SERVICES		142,274,654
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	849,173	12,890,446
TOTAL COMMON STOCKS (Cost $6,325,962,288)		9,275,944,549
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (f)	98,859	4,024,846
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (f)	52,096	3,758,726
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(f)	296,161	$ 1,800,659
Series H (f)	93,416	567,969
Series H1 (f)	93,416	567,969
		2,936,597
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,695,323
TOTAL PREFERRED STOCKS (Cost $6,782,330)		10,720,169
Equity Funds - 22.5%

Large Blend Funds - 0.5%
SPDR S&P 500 ETF Trust	301,500	60,514,065
Large Growth Funds - 22.0%
ASTON/Montag & Caldwell Growth Fund Class N	23,350,670	682,773,602
Columbia Select Large Cap Growth Fund Class R5	18,437,196	356,575,379
Fidelity Growth Company Fund (c)	7,194,192	938,482,396
iShares Russell 1000 Growth Index ETF	70,748	6,597,251
Loomis Sayles Growth Fund (a)	20,521,538	207,677,967
PRIMECAP Odyssey Growth Fund	4,063,324	105,930,854
Wells Fargo Advantage Premier Large Co. Growth Fund (Administrator Class) (a)	31,285,337	475,537,120
TOTAL LARGE GROWTH FUNDS		2,773,574,569
TOTAL EQUITY FUNDS (Cost $2,153,320,341)		2,834,088,634
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 10/23/14 to 11/28/14 (d) (Cost $7,019,720)	$ 7,020,000	7,019,777
Money Market Funds - 3.7%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $468,328,829)	468,328,829	$ 468,328,829
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,961,413,508)		12,596,101,958
NET OTHER ASSETS (LIABILITIES) - 0.1%		15,677,765
NET ASSETS - 100%		$ 12,611,779,723
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,600 ICE Russell 1000 Growth Index Contracts (United States)	Sept. 2014	$ 336,672,000	$ 13,380,301

The face value of futures purchased as a percentage of net assets is 2.7%
Security Type Abbreviations
ETF	-	Exchanged-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,019,777.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,750,250 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 4,024,850
Dropbox, Inc.	5/1/12 - 5/25/12	$ 2,849,379
Security	Acquisition Date	Acquisition Cost
Flipkart Series D	10/4/13	$ 1,195,447
Legend Pictures LLC	3/8/12	$ 2,977,445
Palantir Technologies, Inc. Series G	7/19/12	$ 906,253
Palantir Technologies, Inc. Series H	10/25/13	$ 327,890
Palantir Technologies, Inc. Series H1	10/25/13	$ 327,890
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ 826,367,304	$ 57,759,121	$ -	$ -	$ 938,482,396
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,754,261,507	$ 1,741,460,186	$ -	$ 12,801,321
Consumer Staples	777,246,382	777,246,382	-	-
Energy	479,112,166	479,112,166	-	-
Financials	401,457,681	401,457,681	-	-
Health Care	1,513,443,407	1,513,443,407	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 1,115,565,583	$ 1,115,565,583	$ -	$ -
Information Technology	2,804,124,830	2,795,175,901	-	8,948,929
Materials	286,288,062	286,288,062	-	-
Telecommunication Services	142,274,654	142,274,654	-	-
Utilities	12,890,446	12,890,446	-	-
Equity Funds	2,834,088,634	2,834,088,634	-	-
U.S. Treasury Obligations	7,019,777	-	7,019,777	-
Money Market Funds	468,328,829	468,328,829	-	-
Total Investments in Securities:	$ 12,596,101,958	$ 12,567,331,931	$ 7,019,777	$ 21,750,250
Derivative Instruments:
Assets
Futures Contracts	$ 13,380,301	$ 13,380,301	$ -	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $8,971,547,765. Net unrealized appreciation aggregated $3,624,554,193, of which $3,689,464,749 related to appreciated investment securities and $64,910,556 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Growth
Multi-Manager Fund

August 31, 2014

1.931559.102

MMG-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.7%
Johnson Controls, Inc.	1,267	$ 61,842
Lear Corp.	1,649	166,763
TRW Automotive Holdings Corp. (a)	1,910	183,914
		412,519
Automobiles - 1.1%
General Motors Co.	7,184	250,003
Harley-Davidson, Inc.	2,984	189,663
Tesla Motors, Inc. (a)	709	191,217
		630,883
Hotels, Restaurants & Leisure - 3.2%
Dunkin' Brands Group, Inc.	972	42,321
Hilton Worldwide Holdings, Inc.	3,680	93,178
Las Vegas Sands Corp.	4,566	303,685
McDonald's Corp.	4,580	429,238
Panera Bread Co. Class A (a)	589	88,315
Royal Caribbean Cruises Ltd.	2,973	189,558
Starwood Hotels & Resorts Worldwide, Inc.	1,066	90,120
Wyndham Worldwide Corp.	1,244	100,689
Wynn Resorts Ltd.	1,865	359,721
Yum! Brands, Inc.	2,959	214,320
		1,911,145
Household Durables - 0.9%
Harman International Industries, Inc.	2,436	280,335
Mohawk Industries, Inc. (a)	436	63,665
PulteGroup, Inc.	8,425	161,929
		505,929
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	750	254,280
ASOS PLC (a)	285	13,404
Ctrip.com International Ltd. sponsored ADR (a)	786	50,438
Expedia, Inc.	870	74,733
Groupon, Inc. Class A (a)	3,664	24,915
priceline.com, Inc. (a)	404	502,701
TripAdvisor, Inc. (a)	2,172	215,223
zulily, Inc. Class A	1,374	45,067
		1,180,761
Media - 4.0%
Aimia, Inc.	936	14,850
CBS Corp. Class B	6,311	374,179
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cinemark Holdings, Inc.	2,447	$ 86,355
Comcast Corp. Class A	16,154	884,108
DIRECTV (a)	986	85,240
Omnicom Group, Inc.	2,250	162,023
The Walt Disney Co.	1,365	122,686
Time Warner Cable, Inc.	1,521	225,002
Twenty-First Century Fox, Inc. Class A	1,238	43,850
Viacom, Inc. Class B (non-vtg.)	4,607	373,858
		2,372,151
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	1,676	89,876
Macy's, Inc.	6,317	393,486
		483,362
Specialty Retail - 4.1%
AutoZone, Inc. (a)	643	346,474
Bed Bath & Beyond, Inc. (a)	2,921	187,703
Best Buy Co., Inc.	1,690	53,894
Foot Locker, Inc.	1,602	89,888
GameStop Corp. Class A	1,058	44,648
Home Depot, Inc.	10,260	959,310
L Brands, Inc.	1,319	84,218
O'Reilly Automotive, Inc. (a)	760	118,545
Ross Stores, Inc.	2,682	202,276
TJX Companies, Inc.	5,960	355,276
		2,442,232
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	656	54,304
Hanesbrands, Inc.	1,686	173,118
Michael Kors Holdings Ltd. (a)	2,784	223,054
Moncler SpA	2,230	34,956
NIKE, Inc. Class B	2,163	169,904
Under Armour, Inc. Class A (sub. vtg.) (a)	1,150	78,614
		733,950
TOTAL CONSUMER DISCRETIONARY		10,672,932
CONSUMER STAPLES - 8.3%
Beverages - 2.0%
Anheuser-Busch InBev SA NV ADR	2,375	265,478
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Enterprises, Inc.	1,141	$ 54,517
Molson Coors Brewing Co. Class B	2,260	167,127
PepsiCo, Inc.	6,087	562,987
The Coca-Cola Co.	3,143	131,126
		1,181,235
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	8,761	696,061
Kroger Co.	6,786	345,950
Rite Aid Corp. (a)	14,176	88,175
Walgreen Co.	1,432	86,665
		1,216,851
Food Products - 2.3%
Archer Daniels Midland Co.	6,157	306,988
General Mills, Inc.	4,064	216,936
Kellogg Co.	1,560	101,353
Keurig Green Mountain, Inc.	393	52,395
Kraft Foods Group, Inc.	1,283	75,569
McCormick & Co., Inc. (non-vtg.)	1,337	93,176
Mead Johnson Nutrition Co. Class A	1,622	155,063
Mondelez International, Inc.	3,840	138,970
Tyson Foods, Inc. Class A	5,252	199,891
		1,340,341
Household Products - 0.3%
Colgate-Palmolive Co.	2,397	155,158
Tobacco - 1.7%
Lorillard, Inc.	3,345	199,697
Philip Morris International, Inc.	9,833	841,508
		1,041,205
TOTAL CONSUMER STAPLES		4,934,790
ENERGY - 5.0%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	2,341	161,857
Cameron International Corp. (a)	5,159	383,468
Halliburton Co.	2,478	167,538
Schlumberger Ltd.	4,782	524,298
		1,237,161
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.	3,200	$ 325,856
Cabot Oil & Gas Corp.	4,647	155,860
ConocoPhillips Co.	2,065	167,719
EOG Resources, Inc.	4,615	507,096
Marathon Petroleum Corp.	2,978	271,028
Occidental Petroleum Corp.	2,000	207,460
Range Resources Corp.	544	42,753
Valero Energy Corp.	1,179	63,831
		1,741,603
TOTAL ENERGY		2,978,764
FINANCIALS - 4.3%
Banks - 0.7%
Bank of America Corp.	4,587	73,805
JPMorgan Chase & Co.	5,750	341,838
		415,643
Capital Markets - 0.3%
Goldman Sachs Group, Inc.	921	164,960
Consumer Finance - 1.3%
Capital One Financial Corp.	5,170	424,250
Discover Financial Services	5,200	324,324
		748,574
Diversified Financial Services - 0.2%
McGraw Hill Financial, Inc.	213	17,281
MSCI, Inc. Class A (a)	2,542	117,288
		134,569
Insurance - 1.1%
Allstate Corp.	2,212	136,016
Arch Capital Group Ltd. (a)	1,621	90,095
Everest Re Group Ltd.	1,184	193,987
MetLife, Inc.	2,221	121,578
Progressive Corp.	3,584	89,672
		631,348
Real Estate Investment Trusts - 0.7%
American Tower Corp.	4,423	436,108
TOTAL FINANCIALS		2,531,202
Common Stocks - continued
	Shares	Value
HEALTH CARE - 15.3%
Biotechnology - 5.9%
Alexion Pharmaceuticals, Inc. (a)	1,289	$ 218,215
Alnylam Pharmaceuticals, Inc. (a)	221	15,397
Amgen, Inc.	2,201	306,775
Biogen Idec, Inc. (a)	2,384	817,807
Celgene Corp. (a)	6,620	629,032
Gilead Sciences, Inc. (a)	13,778	1,482,237
Intercept Pharmaceuticals, Inc. (a)	30	8,692
Ironwood Pharmaceuticals, Inc. Class A (a)	2,137	27,653
Pharmacyclics, Inc. (a)	112	13,932
Seattle Genetics, Inc. (a)	269	11,839
		3,531,579
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	2,180	163,456
Intuitive Surgical, Inc. (a)	415	195,054
Medtronic, Inc.	3,100	197,935
St. Jude Medical, Inc.	953	62,507
The Cooper Companies, Inc.	1,627	265,250
		884,202
Health Care Providers & Services - 2.8%
Aetna, Inc.	1,412	115,968
Cardinal Health, Inc.	1,431	105,465
Centene Corp. (a)	826	64,535
Cigna Corp.	1,125	106,425
Express Scripts Holding Co. (a)	4,220	311,985
HCA Holdings, Inc. (a)	5,535	386,454
McKesson Corp.	2,384	464,952
Qualicorp SA (a)	3,707	46,369
WellPoint, Inc.	579	67,459
		1,669,612
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,071	154,695
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	3,500	200,060
Illumina, Inc. (a)	2,050	367,688
Thermo Fisher Scientific, Inc.	2,509	301,607
		869,355
Pharmaceuticals - 3.4%
AbbVie, Inc.	3,310	182,977
Actavis PLC (a)	742	168,419
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	1,060	$ 173,501
Bristol-Myers Squibb Co.	7,935	401,908
Endo Health Solutions, Inc. (a)	4,151	264,460
Johnson & Johnson	4,172	432,762
Merck & Co., Inc.	4,140	248,855
Pfizer, Inc.	3,366	98,927
Zoetis, Inc. Class A	781	27,679
		1,999,488
TOTAL HEALTH CARE		9,108,931
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.3%
Honeywell International, Inc.	2,170	206,649
L-3 Communications Holdings, Inc.	752	82,682
Lockheed Martin Corp.	1,668	290,232
Northrop Grumman Corp.	1,344	170,984
Precision Castparts Corp.	1,043	254,555
The Boeing Co.	2,221	281,623
TransDigm Group, Inc.	592	111,290
Triumph Group, Inc.	790	54,802
United Technologies Corp.	4,851	523,811
		1,976,628
Air Freight & Logistics - 1.1%
FedEx Corp.	1,140	168,583
United Parcel Service, Inc. Class B	5,052	491,711
		660,294
Airlines - 0.7%
Copa Holdings SA Class A	1,130	138,967
Delta Air Lines, Inc.	6,321	250,185
		389,152
Commercial Services & Supplies - 0.2%
Edenred SA	2,824	83,748
Stericycle, Inc. (a)	426	50,630
		134,378
Electrical Equipment - 0.3%
Eaton Corp. PLC	1,551	108,275
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Rockwell Automation, Inc.	530	$ 61,803
SolarCity Corp. (a)	308	21,153
		191,231
Industrial Conglomerates - 0.4%
Danaher Corp.	1,171	89,710
Roper Industries, Inc.	782	117,738
		207,448
Machinery - 2.3%
Caterpillar, Inc.	4,292	468,128
Colfax Corp. (a)	1,480	94,143
Cummins, Inc.	1,500	217,665
Flowserve Corp.	2,450	185,931
Kennametal, Inc.	2,288	102,525
Pentair Plc	2,638	179,569
Trinity Industries, Inc.	2,548	123,272
		1,371,233
Professional Services - 0.4%
IHS, Inc. Class A (a)	849	120,957
Verisk Analytics, Inc. (a)	1,885	120,998
		241,955
Road & Rail - 2.5%
Canadian Pacific Railway Ltd.	2,083	417,232
Kansas City Southern	1,422	164,042
Norfolk Southern Corp.	1,040	111,280
Union Pacific Corp.	7,671	807,526
		1,500,080
TOTAL INDUSTRIALS		6,672,399
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 1.9%
Cisco Systems, Inc.	4,270	106,707
Juniper Networks, Inc.	4,278	99,207
Motorola Solutions, Inc.	1,335	79,299
Palo Alto Networks, Inc. (a)	374	31,786
QUALCOMM, Inc.	10,718	815,640
		1,132,639
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.2%
Corning, Inc.	3,018	$ 62,955
Ingram Micro, Inc. Class A (a)	2,148	61,927
		124,882
Internet Software & Services - 7.5%
Dropbox, Inc. (a)(d)	1,585	30,275
eBay, Inc. (a)	5,080	281,940
Facebook, Inc. Class A (a)	13,006	973,109
Google, Inc.:
Class A (a)	2,034	1,184,520
Class C (a)	1,825	1,043,170
IAC/InterActiveCorp	1,530	106,473
LinkedIn Corp. (a)	1,498	338,174
MercadoLibre, Inc.	253	29,080
Pandora Media, Inc. (a)	1,869	50,538
Qihoo 360 Technology Co. Ltd. ADR (a)	519	45,584
Twitter, Inc.	6,506	323,674
Youku Tudou, Inc. ADR (a)	2,131	42,194
		4,448,731
IT Services - 5.7%
Accenture PLC Class A	3,107	251,853
Alliance Data Systems Corp. (a)	681	180,220
Amdocs Ltd.	2,049	96,508
Cognizant Technology Solutions Corp. Class A (a)	7,672	350,841
Fidelity National Information Services, Inc.	4,646	263,661
Fiserv, Inc. (a)	2,049	132,099
FleetCor Technologies, Inc. (a)	3,023	434,375
Gartner, Inc. Class A (a)	1,519	113,302
IBM Corp.	1,219	234,414
MasterCard, Inc. Class A	7,380	559,478
Visa, Inc. Class A	3,508	745,520
		3,362,271
Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	4,176	147,580
Applied Materials, Inc.	13,697	316,469
Avago Technologies Ltd.	2,677	219,755
Broadcom Corp. Class A	3,499	137,791
Lam Research Corp.	2,173	156,260
NXP Semiconductors NV (a)	947	64,888
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc.	2,462	$ 139,497
Texas Instruments, Inc.	3,532	170,172
		1,352,412
Software - 5.6%
Activision Blizzard, Inc.	5,820	137,003
Adobe Systems, Inc. (a)	3,510	252,369
Aspen Technology, Inc. (a)	4,188	172,085
Citrix Systems, Inc. (a)	2,850	200,241
Electronic Arts, Inc. (a)	4,780	180,875
FireEye, Inc.	2,642	82,272
Microsoft Corp.	13,706	622,664
NetSuite, Inc. (a)	410	35,932
Oracle Corp.	20,229	840,110
Parametric Technology Corp. (a)	2,155	83,377
ServiceNow, Inc. (a)	901	55,078
SolarWinds, Inc. (a)	3,390	145,058
Solera Holdings, Inc.	1,646	100,340
Splunk, Inc. (a)	2,469	133,203
Synopsys, Inc. (a)	2,194	89,735
Tableau Software, Inc. (a)	127	8,317
Workday, Inc. Class A (a)	1,712	155,912
Zynga, Inc. (a)	5,682	16,449
		3,311,020
Technology Hardware, Storage & Peripherals - 6.0%
3D Systems Corp. (a)	403	21,565
Apple, Inc.	29,858	3,060,440
NCR Corp. (a)	4,740	161,918
SanDisk Corp.	1,326	129,895
Stratasys Ltd. (a)	218	26,151
Western Digital Corp.	1,787	184,079
		3,584,048
TOTAL INFORMATION TECHNOLOGY		17,316,003
MATERIALS - 3.1%
Chemicals - 2.6%
Ashland, Inc.	3,140	336,671
LyondellBasell Industries NV Class A	4,130	472,266
Monsanto Co.	773	89,397
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	2,222	$ 457,421
The Dow Chemical Co.	3,621	193,905
		1,549,660
Containers & Packaging - 0.2%
Packaging Corp. of America	1,970	133,940
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	4,260	154,936
TOTAL MATERIALS		1,838,536
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
Frontier Communications Corp.	11,866	80,689
Verizon Communications, Inc.	17,177	855,758
		936,447
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	570	62,865
TOTAL TELECOMMUNICATION SERVICES		999,312
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
The AES Corp.	7,325	111,194
TOTAL COMMON STOCKS (Cost $39,087,552)		57,164,063
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (d)	783	31,878
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (d)	365	26,335
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(d)	1,489	$ 9,053
Series H (d)	655	3,982
Series H1 (d)	655	3,982
		17,017
TOTAL NONCONVERTIBLE PREFERRED STOCKS		43,352
TOTAL PREFERRED STOCKS (Cost $49,408)		75,230
Equity Funds - 0.1%

Large Growth Funds - 0.1%
iShares Russell 1000 Growth Index ETF (Cost $25,189)	438	40,844
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 10/23/14 (c) (Cost $29,999)	$ 30,000	29,999
Money Market Funds - 3.3%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $1,962,651)	1,962,651	1,962,651
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $41,154,799)		59,272,787
NET OTHER ASSETS (LIABILITIES) - 0.2%		103,461
NET ASSETS - 100%		$ 59,376,248
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
13 ICE Russell 1000 Growth Index Contracts (United States)	Sept. 2014	$ 1,215,760	$ 54,803

The face value of futures purchased as a percentage of net assets is 2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,999.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $105,505 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 31,878
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,349
Flipkart Series D	10/4/13	$ 8,376
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Palantir Technologies, Inc. Series H	10/25/13	$ 2,299
Palantir Technologies, Inc. Series H1	10/25/13	$ 2,299
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,731,145	$ 10,672,932	$ -	$ 58,213
Consumer Staples	4,934,790	4,934,790	-	-
Energy	2,978,764	2,978,764	-	-
Financials	2,531,202	2,531,202	-	-
Health Care	9,108,931	9,108,931	-	-
Industrials	6,672,399	6,672,399	-	-
Information Technology	17,333,020	17,285,728	-	47,292
Materials	1,838,536	1,838,536	-	-
Telecommunication Services	999,312	999,312	-	-
Utilities	111,194	111,194	-	-
Equity Funds	40,844	40,844	-	-
U.S. Treasury Obligations	29,999	-	29,999	-
Money Market Funds	1,962,651	1,962,651	-	-
Total Investments in Securities:	$ 59,272,787	$ 59,137,283	$ 29,999	$ 105,505
Derivative Instruments:
Assets
Futures Contracts	$ 54,803	$ 54,803	$ -	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $41,211,951. Net unrealized appreciation aggregated $18,060,836, of which $18,450,636 related to appreciated investment securities and $389,800 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Growth
Multi-Manager Fund
Class L
Class N

August 31, 2014

1.9587064.100

MMG-L-MMG-N-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.7%
Johnson Controls, Inc.	1,267	$ 61,842
Lear Corp.	1,649	166,763
TRW Automotive Holdings Corp. (a)	1,910	183,914
		412,519
Automobiles - 1.1%
General Motors Co.	7,184	250,003
Harley-Davidson, Inc.	2,984	189,663
Tesla Motors, Inc. (a)	709	191,217
		630,883
Hotels, Restaurants & Leisure - 3.2%
Dunkin' Brands Group, Inc.	972	42,321
Hilton Worldwide Holdings, Inc.	3,680	93,178
Las Vegas Sands Corp.	4,566	303,685
McDonald's Corp.	4,580	429,238
Panera Bread Co. Class A (a)	589	88,315
Royal Caribbean Cruises Ltd.	2,973	189,558
Starwood Hotels & Resorts Worldwide, Inc.	1,066	90,120
Wyndham Worldwide Corp.	1,244	100,689
Wynn Resorts Ltd.	1,865	359,721
Yum! Brands, Inc.	2,959	214,320
		1,911,145
Household Durables - 0.9%
Harman International Industries, Inc.	2,436	280,335
Mohawk Industries, Inc. (a)	436	63,665
PulteGroup, Inc.	8,425	161,929
		505,929
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	750	254,280
ASOS PLC (a)	285	13,404
Ctrip.com International Ltd. sponsored ADR (a)	786	50,438
Expedia, Inc.	870	74,733
Groupon, Inc. Class A (a)	3,664	24,915
priceline.com, Inc. (a)	404	502,701
TripAdvisor, Inc. (a)	2,172	215,223
zulily, Inc. Class A	1,374	45,067
		1,180,761
Media - 4.0%
Aimia, Inc.	936	14,850
CBS Corp. Class B	6,311	374,179
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cinemark Holdings, Inc.	2,447	$ 86,355
Comcast Corp. Class A	16,154	884,108
DIRECTV (a)	986	85,240
Omnicom Group, Inc.	2,250	162,023
The Walt Disney Co.	1,365	122,686
Time Warner Cable, Inc.	1,521	225,002
Twenty-First Century Fox, Inc. Class A	1,238	43,850
Viacom, Inc. Class B (non-vtg.)	4,607	373,858
		2,372,151
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	1,676	89,876
Macy's, Inc.	6,317	393,486
		483,362
Specialty Retail - 4.1%
AutoZone, Inc. (a)	643	346,474
Bed Bath & Beyond, Inc. (a)	2,921	187,703
Best Buy Co., Inc.	1,690	53,894
Foot Locker, Inc.	1,602	89,888
GameStop Corp. Class A	1,058	44,648
Home Depot, Inc.	10,260	959,310
L Brands, Inc.	1,319	84,218
O'Reilly Automotive, Inc. (a)	760	118,545
Ross Stores, Inc.	2,682	202,276
TJX Companies, Inc.	5,960	355,276
		2,442,232
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	656	54,304
Hanesbrands, Inc.	1,686	173,118
Michael Kors Holdings Ltd. (a)	2,784	223,054
Moncler SpA	2,230	34,956
NIKE, Inc. Class B	2,163	169,904
Under Armour, Inc. Class A (sub. vtg.) (a)	1,150	78,614
		733,950
TOTAL CONSUMER DISCRETIONARY		10,672,932
CONSUMER STAPLES - 8.3%
Beverages - 2.0%
Anheuser-Busch InBev SA NV ADR	2,375	265,478
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Enterprises, Inc.	1,141	$ 54,517
Molson Coors Brewing Co. Class B	2,260	167,127
PepsiCo, Inc.	6,087	562,987
The Coca-Cola Co.	3,143	131,126
		1,181,235
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	8,761	696,061
Kroger Co.	6,786	345,950
Rite Aid Corp. (a)	14,176	88,175
Walgreen Co.	1,432	86,665
		1,216,851
Food Products - 2.3%
Archer Daniels Midland Co.	6,157	306,988
General Mills, Inc.	4,064	216,936
Kellogg Co.	1,560	101,353
Keurig Green Mountain, Inc.	393	52,395
Kraft Foods Group, Inc.	1,283	75,569
McCormick & Co., Inc. (non-vtg.)	1,337	93,176
Mead Johnson Nutrition Co. Class A	1,622	155,063
Mondelez International, Inc.	3,840	138,970
Tyson Foods, Inc. Class A	5,252	199,891
		1,340,341
Household Products - 0.3%
Colgate-Palmolive Co.	2,397	155,158
Tobacco - 1.7%
Lorillard, Inc.	3,345	199,697
Philip Morris International, Inc.	9,833	841,508
		1,041,205
TOTAL CONSUMER STAPLES		4,934,790
ENERGY - 5.0%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	2,341	161,857
Cameron International Corp. (a)	5,159	383,468
Halliburton Co.	2,478	167,538
Schlumberger Ltd.	4,782	524,298
		1,237,161
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.	3,200	$ 325,856
Cabot Oil & Gas Corp.	4,647	155,860
ConocoPhillips Co.	2,065	167,719
EOG Resources, Inc.	4,615	507,096
Marathon Petroleum Corp.	2,978	271,028
Occidental Petroleum Corp.	2,000	207,460
Range Resources Corp.	544	42,753
Valero Energy Corp.	1,179	63,831
		1,741,603
TOTAL ENERGY		2,978,764
FINANCIALS - 4.3%
Banks - 0.7%
Bank of America Corp.	4,587	73,805
JPMorgan Chase & Co.	5,750	341,838
		415,643
Capital Markets - 0.3%
Goldman Sachs Group, Inc.	921	164,960
Consumer Finance - 1.3%
Capital One Financial Corp.	5,170	424,250
Discover Financial Services	5,200	324,324
		748,574
Diversified Financial Services - 0.2%
McGraw Hill Financial, Inc.	213	17,281
MSCI, Inc. Class A (a)	2,542	117,288
		134,569
Insurance - 1.1%
Allstate Corp.	2,212	136,016
Arch Capital Group Ltd. (a)	1,621	90,095
Everest Re Group Ltd.	1,184	193,987
MetLife, Inc.	2,221	121,578
Progressive Corp.	3,584	89,672
		631,348
Real Estate Investment Trusts - 0.7%
American Tower Corp.	4,423	436,108
TOTAL FINANCIALS		2,531,202
Common Stocks - continued
	Shares	Value
HEALTH CARE - 15.3%
Biotechnology - 5.9%
Alexion Pharmaceuticals, Inc. (a)	1,289	$ 218,215
Alnylam Pharmaceuticals, Inc. (a)	221	15,397
Amgen, Inc.	2,201	306,775
Biogen Idec, Inc. (a)	2,384	817,807
Celgene Corp. (a)	6,620	629,032
Gilead Sciences, Inc. (a)	13,778	1,482,237
Intercept Pharmaceuticals, Inc. (a)	30	8,692
Ironwood Pharmaceuticals, Inc. Class A (a)	2,137	27,653
Pharmacyclics, Inc. (a)	112	13,932
Seattle Genetics, Inc. (a)	269	11,839
		3,531,579
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	2,180	163,456
Intuitive Surgical, Inc. (a)	415	195,054
Medtronic, Inc.	3,100	197,935
St. Jude Medical, Inc.	953	62,507
The Cooper Companies, Inc.	1,627	265,250
		884,202
Health Care Providers & Services - 2.8%
Aetna, Inc.	1,412	115,968
Cardinal Health, Inc.	1,431	105,465
Centene Corp. (a)	826	64,535
Cigna Corp.	1,125	106,425
Express Scripts Holding Co. (a)	4,220	311,985
HCA Holdings, Inc. (a)	5,535	386,454
McKesson Corp.	2,384	464,952
Qualicorp SA (a)	3,707	46,369
WellPoint, Inc.	579	67,459
		1,669,612
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,071	154,695
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	3,500	200,060
Illumina, Inc. (a)	2,050	367,688
Thermo Fisher Scientific, Inc.	2,509	301,607
		869,355
Pharmaceuticals - 3.4%
AbbVie, Inc.	3,310	182,977
Actavis PLC (a)	742	168,419
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	1,060	$ 173,501
Bristol-Myers Squibb Co.	7,935	401,908
Endo Health Solutions, Inc. (a)	4,151	264,460
Johnson & Johnson	4,172	432,762
Merck & Co., Inc.	4,140	248,855
Pfizer, Inc.	3,366	98,927
Zoetis, Inc. Class A	781	27,679
		1,999,488
TOTAL HEALTH CARE		9,108,931
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.3%
Honeywell International, Inc.	2,170	206,649
L-3 Communications Holdings, Inc.	752	82,682
Lockheed Martin Corp.	1,668	290,232
Northrop Grumman Corp.	1,344	170,984
Precision Castparts Corp.	1,043	254,555
The Boeing Co.	2,221	281,623
TransDigm Group, Inc.	592	111,290
Triumph Group, Inc.	790	54,802
United Technologies Corp.	4,851	523,811
		1,976,628
Air Freight & Logistics - 1.1%
FedEx Corp.	1,140	168,583
United Parcel Service, Inc. Class B	5,052	491,711
		660,294
Airlines - 0.7%
Copa Holdings SA Class A	1,130	138,967
Delta Air Lines, Inc.	6,321	250,185
		389,152
Commercial Services & Supplies - 0.2%
Edenred SA	2,824	83,748
Stericycle, Inc. (a)	426	50,630
		134,378
Electrical Equipment - 0.3%
Eaton Corp. PLC	1,551	108,275
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Rockwell Automation, Inc.	530	$ 61,803
SolarCity Corp. (a)	308	21,153
		191,231
Industrial Conglomerates - 0.4%
Danaher Corp.	1,171	89,710
Roper Industries, Inc.	782	117,738
		207,448
Machinery - 2.3%
Caterpillar, Inc.	4,292	468,128
Colfax Corp. (a)	1,480	94,143
Cummins, Inc.	1,500	217,665
Flowserve Corp.	2,450	185,931
Kennametal, Inc.	2,288	102,525
Pentair Plc	2,638	179,569
Trinity Industries, Inc.	2,548	123,272
		1,371,233
Professional Services - 0.4%
IHS, Inc. Class A (a)	849	120,957
Verisk Analytics, Inc. (a)	1,885	120,998
		241,955
Road & Rail - 2.5%
Canadian Pacific Railway Ltd.	2,083	417,232
Kansas City Southern	1,422	164,042
Norfolk Southern Corp.	1,040	111,280
Union Pacific Corp.	7,671	807,526
		1,500,080
TOTAL INDUSTRIALS		6,672,399
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 1.9%
Cisco Systems, Inc.	4,270	106,707
Juniper Networks, Inc.	4,278	99,207
Motorola Solutions, Inc.	1,335	79,299
Palo Alto Networks, Inc. (a)	374	31,786
QUALCOMM, Inc.	10,718	815,640
		1,132,639
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.2%
Corning, Inc.	3,018	$ 62,955
Ingram Micro, Inc. Class A (a)	2,148	61,927
		124,882
Internet Software & Services - 7.5%
Dropbox, Inc. (a)(d)	1,585	30,275
eBay, Inc. (a)	5,080	281,940
Facebook, Inc. Class A (a)	13,006	973,109
Google, Inc.:
Class A (a)	2,034	1,184,520
Class C (a)	1,825	1,043,170
IAC/InterActiveCorp	1,530	106,473
LinkedIn Corp. (a)	1,498	338,174
MercadoLibre, Inc.	253	29,080
Pandora Media, Inc. (a)	1,869	50,538
Qihoo 360 Technology Co. Ltd. ADR (a)	519	45,584
Twitter, Inc.	6,506	323,674
Youku Tudou, Inc. ADR (a)	2,131	42,194
		4,448,731
IT Services - 5.7%
Accenture PLC Class A	3,107	251,853
Alliance Data Systems Corp. (a)	681	180,220
Amdocs Ltd.	2,049	96,508
Cognizant Technology Solutions Corp. Class A (a)	7,672	350,841
Fidelity National Information Services, Inc.	4,646	263,661
Fiserv, Inc. (a)	2,049	132,099
FleetCor Technologies, Inc. (a)	3,023	434,375
Gartner, Inc. Class A (a)	1,519	113,302
IBM Corp.	1,219	234,414
MasterCard, Inc. Class A	7,380	559,478
Visa, Inc. Class A	3,508	745,520
		3,362,271
Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	4,176	147,580
Applied Materials, Inc.	13,697	316,469
Avago Technologies Ltd.	2,677	219,755
Broadcom Corp. Class A	3,499	137,791
Lam Research Corp.	2,173	156,260
NXP Semiconductors NV (a)	947	64,888
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc.	2,462	$ 139,497
Texas Instruments, Inc.	3,532	170,172
		1,352,412
Software - 5.6%
Activision Blizzard, Inc.	5,820	137,003
Adobe Systems, Inc. (a)	3,510	252,369
Aspen Technology, Inc. (a)	4,188	172,085
Citrix Systems, Inc. (a)	2,850	200,241
Electronic Arts, Inc. (a)	4,780	180,875
FireEye, Inc.	2,642	82,272
Microsoft Corp.	13,706	622,664
NetSuite, Inc. (a)	410	35,932
Oracle Corp.	20,229	840,110
Parametric Technology Corp. (a)	2,155	83,377
ServiceNow, Inc. (a)	901	55,078
SolarWinds, Inc. (a)	3,390	145,058
Solera Holdings, Inc.	1,646	100,340
Splunk, Inc. (a)	2,469	133,203
Synopsys, Inc. (a)	2,194	89,735
Tableau Software, Inc. (a)	127	8,317
Workday, Inc. Class A (a)	1,712	155,912
Zynga, Inc. (a)	5,682	16,449
		3,311,020
Technology Hardware, Storage & Peripherals - 6.0%
3D Systems Corp. (a)	403	21,565
Apple, Inc.	29,858	3,060,440
NCR Corp. (a)	4,740	161,918
SanDisk Corp.	1,326	129,895
Stratasys Ltd. (a)	218	26,151
Western Digital Corp.	1,787	184,079
		3,584,048
TOTAL INFORMATION TECHNOLOGY		17,316,003
MATERIALS - 3.1%
Chemicals - 2.6%
Ashland, Inc.	3,140	336,671
LyondellBasell Industries NV Class A	4,130	472,266
Monsanto Co.	773	89,397
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	2,222	$ 457,421
The Dow Chemical Co.	3,621	193,905
		1,549,660
Containers & Packaging - 0.2%
Packaging Corp. of America	1,970	133,940
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	4,260	154,936
TOTAL MATERIALS		1,838,536
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
Frontier Communications Corp.	11,866	80,689
Verizon Communications, Inc.	17,177	855,758
		936,447
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	570	62,865
TOTAL TELECOMMUNICATION SERVICES		999,312
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
The AES Corp.	7,325	111,194
TOTAL COMMON STOCKS (Cost $39,087,552)		57,164,063
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (d)	783	31,878
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (d)	365	26,335
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(d)	1,489	$ 9,053
Series H (d)	655	3,982
Series H1 (d)	655	3,982
		17,017
TOTAL NONCONVERTIBLE PREFERRED STOCKS		43,352
TOTAL PREFERRED STOCKS (Cost $49,408)		75,230
Equity Funds - 0.1%

Large Growth Funds - 0.1%
iShares Russell 1000 Growth Index ETF (Cost $25,189)	438	40,844
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 10/23/14 (c) (Cost $29,999)	$ 30,000	29,999
Money Market Funds - 3.3%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $1,962,651)	1,962,651	1,962,651
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $41,154,799)		59,272,787
NET OTHER ASSETS (LIABILITIES) - 0.2%		103,461
NET ASSETS - 100%		$ 59,376,248
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
13 ICE Russell 1000 Growth Index Contracts (United States)	Sept. 2014	$ 1,215,760	$ 54,803

The face value of futures purchased as a percentage of net assets is 2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,999.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $105,505 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 31,878
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,349
Flipkart Series D	10/4/13	$ 8,376
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Palantir Technologies, Inc. Series H	10/25/13	$ 2,299
Palantir Technologies, Inc. Series H1	10/25/13	$ 2,299
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,731,145	$ 10,672,932	$ -	$ 58,213
Consumer Staples	4,934,790	4,934,790	-	-
Energy	2,978,764	2,978,764	-	-
Financials	2,531,202	2,531,202	-	-
Health Care	9,108,931	9,108,931	-	-
Industrials	6,672,399	6,672,399	-	-
Information Technology	17,333,020	17,285,728	-	47,292
Materials	1,838,536	1,838,536	-	-
Telecommunication Services	999,312	999,312	-	-
Utilities	111,194	111,194	-	-
Equity Funds	40,844	40,844	-	-
U.S. Treasury Obligations	29,999	-	29,999	-
Money Market Funds	1,962,651	1,962,651	-	-
Total Investments in Securities:	$ 59,272,787	$ 59,137,283	$ 29,999	$ 105,505
Derivative Instruments:
Assets
Futures Contracts	$ 54,803	$ 54,803	$ -	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $41,211,951. Net unrealized appreciation aggregated $18,060,836, of which $18,450,636 related to appreciated investment securities and $389,800 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Short Duration Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

August 31, 2014

1.934463.102

ASD-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.4%
		Principal Amount (b)	Value
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Delphi Corp. 6.125% 5/15/21		$ 1,135,000	$ 1,254,175
Automobiles - 0.7%
Daimler Finance North America LLC:
0.5796% 8/1/17 (d)(e)		5,000,000	5,002,860
0.8341% 1/9/15 (d)(e)		5,000,000	5,007,730
0.9196% 8/1/16 (d)(e)		7,500,000	7,571,790
1.0996% 8/1/18 (d)(e)		1,060,000	1,078,058
1.125% 3/10/17 (d)		1,825,000	1,821,879
Harley-Davidson Financial Services, Inc. 1.15% 9/15/15 (d)		1,010,000	1,016,309
Volkswagen Group of America Finance LLC:
0.6049% 5/23/17 (d)(e)		15,000,000	15,015,765
1.25% 5/23/17 (d)		2,140,000	2,136,270
Volkswagen International Finance NV 0.6711% 11/18/16 (d)(e)		10,000,000	10,035,260
			48,685,921
Diversified Consumer Services - 0.1%
ERAC U.S.A. Finance Co.:
5.6% 5/1/15 (d)		330,000	340,810
6.375% 10/15/17 (d)		550,000	628,497
ERAC U.S.A. Finance LLC:
1.4% 4/15/16 (d)		645,000	650,462
2.75% 3/15/17 (d)		520,000	537,484
2.8% 11/1/18 (d)		115,000	118,404
			2,275,657
Hotels, Restaurants & Leisure - 0.0%
Brinker International, Inc. 2.6% 5/15/18		425,000	426,884
Carnival Corp. 1.2% 2/5/16		540,000	542,772
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18		1,225,000	1,270,938
			2,240,594
Household Durables - 0.0%
Newell Rubbermaid, Inc.:
2% 6/15/15		235,000	237,499
2.05% 12/1/17		280,000	282,342
Whirlpool Corp. 1.35% 3/1/17		325,000	324,857
			844,698
Media - 0.4%
COX Communications, Inc. 5.45% 12/15/14		385,000	390,349
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
1.75% 1/15/18		$ 810,000	$ 811,063
2.4% 3/15/17		1,855,000	1,907,309
3.125% 2/15/16		5,000,000	5,165,435
3.5% 3/1/16		240,000	249,315
3.55% 3/15/15		500,000	508,099
Interpublic Group of Companies, Inc. 2.25% 11/15/17		1,550,000	1,571,898
NBCUniversal Enterprise, Inc.:
0.7706% 4/15/16 (d)(e)		7,000,000	7,015,631
0.9186% 4/15/18 (d)(e)		740,000	747,552
NBCUniversal, Inc. 3.65% 4/30/15		1,108,000	1,131,918
News America, Inc. 5.3% 12/15/14		1,255,000	1,272,677
Omnicom Group, Inc. 5.9% 4/15/16		1,635,000	1,764,425
Thomson Reuters Corp.:
0.875% 5/23/16		615,000	614,577
1.3% 2/23/17		710,000	710,616
Time Warner Cable, Inc.:
8.25% 4/1/19		1,115,000	1,402,703
8.75% 2/14/19		1,115,000	1,420,784
Viacom, Inc. 2.5% 9/1/18		245,000	249,316
			26,933,667
Multiline Retail - 0.0%
Dollar General Corp. 4.125% 7/15/17		1,330,000	1,396,336
Specialty Retail - 0.0%
AutoZone, Inc.:
1.3% 1/13/17		850,000	852,083
5.5% 11/15/15		270,000	285,437
5.75% 1/15/15		220,000	224,089
Turlock Corp. 1.5% 11/2/17		570,000	570,099
			1,931,708
TOTAL CONSUMER DISCRETIONARY			85,562,756
CONSUMER STAPLES - 0.4%
Beverages - 0.2%
Coca-Cola Amatil Ltd. 3.25% 11/2/14 (d)		1,715,000	1,722,507
Heineken NV 1.4% 10/1/17 (d)		795,000	792,043
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc. 0.4449% 2/26/16 (e)		$ 5,000,000	$ 5,009,905
SABMiller Holdings, Inc. 1.85% 1/15/15 (d)		1,280,000	1,286,139
			8,810,594
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 1.2% 12/5/16		610,000	612,636
Kroger Co.:
0.7631% 10/17/16 (e)		5,000,000	5,012,655
1.2% 10/17/16		450,000	450,889
			6,076,180
Food Products - 0.1%
Bunge Ltd. Finance Corp. 3.2% 6/15/17		1,725,000	1,792,663
General Mills, Inc. 0.5341% 1/29/16 (e)		1,994,000	1,998,686
Kellogg Co. 0.4638% 2/13/15 (e)		1,656,000	1,657,176
Kraft Foods Group, Inc. 1.625% 6/4/15		980,000	988,502
Tyson Foods, Inc. 2.65% 8/15/19		635,000	643,611
William Wrigley Jr. Co.:
1.4% 10/21/16 (d)		270,000	271,841
2% 10/20/17 (d)		1,180,000	1,195,569
			8,548,048
Personal Products - 0.0%
Avon Products, Inc. 2.375% 3/15/16		460,000	465,261
Tobacco - 0.0%
Reynolds American, Inc. 1.05% 10/30/15		275,000	275,235
TOTAL CONSUMER STAPLES			24,175,318
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Cameron International Corp.:
1.15% 12/15/16		215,000	215,118
1.4% 6/15/17		670,000	670,832
Diamond Offshore Drilling, Inc. 5.15% 9/1/14		35,000	35,000
Ensco PLC 3.25% 3/15/16		2,135,000	2,210,583
Korea National Oil Corp. 4% 10/27/16 (d)		515,000	543,603
Nabors Industries, Inc. 2.35% 9/15/16		370,000	380,201
Noble Holding International Ltd.:
2.5% 3/15/17		180,000	184,033
3.45% 8/1/15		595,000	609,661
Rowan Companies, Inc. 5% 9/1/17		370,000	401,918
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
ENERGY - continued
Energy Equipment & Services - continued
SESI LLC:
6.375% 5/1/19		$ 1,160,000	$ 1,220,900
7.125% 12/15/21		1,180,000	1,330,450
Transocean, Inc.:
2.5% 10/15/17		2,015,000	2,038,592
4.95% 11/15/15		230,000	240,569
5.05% 12/15/16		410,000	442,260
			10,523,720
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16		285,000	312,890
6.375% 9/15/17		1,700,000	1,938,153
BG Energy Capital PLC 2.875% 10/15/16 (d)		1,485,000	1,539,433
Canadian Natural Resources Ltd.:
0.6091% 3/30/16 (e)		5,000,000	5,014,520
1.45% 11/14/14		855,000	856,754
5.7% 5/15/17		650,000	723,659
CNOOC Finance (2013) Ltd. 1.125% 5/9/16		513,000	513,056
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17		550,000	551,720
Continental Resources, Inc. 7.125% 4/1/21		1,145,000	1,283,820
DCP Midstream Operating LP:
2.5% 12/1/17		1,410,000	1,444,776
2.7% 4/1/19		45,000	45,614
3.25% 10/1/15		505,000	518,737
Delek & Avner-Yam Tethys Ltd. 2.803% 12/30/16 (d)		370,000	366,401
Devon Energy Corp. 0.6806% 12/15/15 (e)		10,000,000	10,038,420
Duke Energy Field Services 5.375% 10/15/15 (d)		850,000	883,871
Ecopetrol SA 4.25% 9/18/18		245,000	262,763
Enbridge Energy Partners LP 5.875% 12/15/16		1,056,000	1,165,316
Enbridge, Inc.:
0.6776% 6/2/17 (e)		2,341,000	2,350,570
0.8846% 10/1/16 (e)		6,820,000	6,855,259
Energy Transfer Partners LP:
5.95% 2/1/15		2,595,000	2,652,072
6.7% 7/1/18		275,000	320,718
EnLink Midstream Partners LP 2.7% 4/1/19		195,000	197,616
Enterprise Products Operating LP:
1.25% 8/13/15		1,025,000	1,031,350
5.6% 10/15/14		645,000	648,902
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP:
3.5% 3/1/16		$ 235,000	$ 243,498
5.125% 11/15/14		685,000	691,205
Marathon Oil Corp. 0.9% 11/1/15		1,295,000	1,298,200
Murphy Oil Corp. 2.5% 12/1/17		2,060,000	2,107,932
ONEOK Partners LP:
3.2% 9/15/18		95,000	99,118
3.25% 2/1/16		1,670,000	1,726,095
Origin Energy Finance Ltd. 3.5% 10/9/18 (d)		1,815,000	1,871,488
Petrobras Global Finance BV:
1.8521% 5/20/16 (e)		7,000,000	7,001,330
2% 5/20/16		1,000,000	1,002,150
3.25% 3/17/17		1,225,000	1,253,016
Petroleos Mexicanos:
3.125% 1/23/19 (d)		195,000	202,683
3.5% 7/18/18		625,000	653,125
Pioneer Natural Resources Co. 5.875% 7/15/16		2,045,000	2,220,416
Plains All American Pipeline LP/PAA Finance Corp. 3.95% 9/15/15		375,000	387,209
Plains Exploration & Production Co.:
6.125% 6/15/19		195,000	215,231
6.5% 11/15/20		275,000	304,563
Talisman Energy, Inc. 5.125% 5/15/15		1,090,000	1,124,057
Tennessee Gas Pipeline Co. 8% 2/1/16		1,415,000	1,553,761
TransCanada PipeLines Ltd. 0.9141% 6/30/16 (e)		7,570,000	7,634,867
Williams Partners LP 3.8% 2/15/15		1,955,000	1,981,265
Woodside Finance Ltd. 4.5% 11/10/14 (d)		1,075,000	1,083,389
			76,170,988
TOTAL ENERGY			86,694,708
FINANCIALS - 10.3%
Banks - 5.7%
ABN AMRO Bank NV 1.0351% 10/28/16 (d)(e)		10,220,000	10,313,615
ANZ National International Ltd. 1.85% 10/15/15 (d)		1,950,000	1,975,838
Bank of America Corp.:
0.4936% 10/14/16 (e)		11,845,000	11,813,161
1.0496% 3/22/16 (e)		16,260,000	16,378,438
1.25% 1/11/16		1,065,000	1,070,495
1.5% 10/9/15		285,000	287,627
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
1.7% 8/25/17		$ 1,815,000	$ 1,816,615
3.7% 9/1/15		7,000,000	7,206,038
4.75% 8/1/15		5,000,000	5,186,340
Bank of Montreal 0.7006% 9/11/15 (e)		5,000,000	5,024,170
Bank of Nova Scotia 0.6533% 12/13/16 (e)		14,990,000	15,064,740
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.6849% 2/26/16 (d)(e)		13,000,000	13,028,223
1.55% 9/9/16 (d)		1,690,000	1,706,614
3.85% 1/22/15 (d)		2,525,000	2,560,224
Banque Federative du Credit Mutuel SA:
1.7% 1/20/17 (d)		1,415,000	1,423,027
2.5% 10/29/18 (d)		1,405,000	1,423,116
Barclays Bank PLC:
3.9% 4/7/15		7,420,000	7,566,419
5% 9/22/16		765,000	825,873
6.05% 12/4/17 (d)		1,930,000	2,170,104
BB&T Corp. 1.0906% 6/15/18 (e)		975,000	992,501
BNP Paribas SA 0.8203% 12/12/16 (e)		6,623,000	6,646,936
BPCE SA:
1.4841% 4/25/16 (e)		15,000,000	15,233,250
2.5% 12/10/18		1,410,000	1,426,532
Branch Banking & Trust Co. 0.6574% 12/1/16 (e)		5,000,000	5,022,280
Capital One Bank NA 1.15% 11/21/16		440,000	440,782
Capital One NA 0.6796% 3/22/16 (e)		3,000,000	3,007,029
Citigroup, Inc.:
1.0246% 4/1/16 (e)		18,984,000	19,112,693
1.1941% 7/25/16 (e)		7,500,000	7,572,225
1.25% 1/15/16		6,000,000	6,030,396
1.3% 4/1/16		1,000,000	1,005,609
1.3% 11/15/16		315,000	315,944
1.55% 8/14/17		1,630,000	1,628,166
Commonwealth Bank of Australia:
0.5898% 3/13/17 (d)(e)		5,000,000	5,006,265
1.0306% 9/18/15 (d)(e)		4,000,000	4,032,308
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7106% 3/18/16 (e)		15,500,000	15,576,322
Credit Suisse New York Branch:
1.375% 5/26/17		1,725,000	1,724,800
3.5% 3/23/15		10,000,000	10,171,950
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Banks - continued
DNB Bank ASA 3.2% 4/3/17 (d)		$ 1,710,000	$ 1,794,219
Fifth Third Bancorp 3.625% 1/25/16		760,000	790,672
Fifth Third Bank:
0.6449% 2/26/16 (e)		8,000,000	8,025,464
0.7411% 11/18/16 (e)		7,500,000	7,535,775
1.15% 11/18/16		1,180,000	1,185,256
HBOS PLC 6.75% 5/21/18 (d)		1,605,000	1,839,073
HSBC Bank PLC 0.8736% 5/15/18 (d)(e)		1,365,000	1,377,072
HSBC U.S.A., Inc. 1.625% 1/16/18		1,260,000	1,264,184
JPMorgan Chase & Co. 2% 8/15/17		2,510,000	2,550,835
KeyBank NA 0.7249% 11/25/16 (e)		3,800,000	3,817,727
KeyCorp. 3.75% 8/13/15		1,045,000	1,076,128
Lloyds Bank PLC 2.3% 11/27/18		810,000	819,692
Manufacturers & Traders Trust Co. 0.5341% 7/25/17 (e)		10,000,000	10,008,570
National Bank of Canada 1.45% 11/7/17		2,090,000	2,088,504
Nordea Bank AB:
0.6938% 5/13/16 (d)(e)		5,000,000	5,025,790
0.875% 5/13/16 (d)		2,840,000	2,842,559
PNC Bank NA:
0.5361% 8/1/17 (e)		11,000,000	10,979,496
0.5451% 1/28/16 (e)		6,613,000	6,626,616
1.15% 11/1/16		980,000	984,817
1.3% 10/3/16		1,175,000	1,183,809
Regions Bank 7.5% 5/15/18		1,460,000	1,722,780
Regions Financial Corp. 5.75% 6/15/15		1,015,000	1,054,241
Royal Bank of Canada 0.6906% 9/9/16 (e)		7,000,000	7,045,024
Royal Bank of Scotland Group PLC:
1.1741% 3/31/17 (e)		5,725,000	5,758,440
2.55% 9/18/15		10,945,000	11,137,665
Sumitomo Mitsui Banking Corp.:
0.6636% 1/10/17 (e)		7,000,000	7,022,953
0.9016% 7/19/16 (e)		5,000,000	5,038,530
Sumitomo Mitsui Trust Bank Ltd. 1.8% 3/28/18 (d)		1,815,000	1,814,889
SunTrust Banks, Inc.:
0.5346% 4/1/15 (e)		10,400,000	10,398,627
2.35% 11/1/18		645,000	651,981
Svenska Handelsbanken AB 0.6796% 3/21/16 (e)		8,475,000	8,511,849
Swedbank AB 1.75% 3/12/18 (d)		2,835,000	2,836,851
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Banks - continued
The Toronto Dominion Bank:
0.4036% 7/13/16 (e)		$ 5,000,000	$ 5,003,685
0.6906% 9/9/16 (e)		5,000,000	5,032,155
0.7861% 4/30/18 (e)		1,260,000	1,270,581
Union Bank NA 0.9836% 9/26/16 (e)		6,435,000	6,497,123
Wachovia Corp. 0.5761% 10/28/15 (e)		10,000,000	10,022,520
Wells Fargo Bank NA:
0.3796% 6/2/16 (e)		10,000,000	9,999,990
0.4411% 5/16/16 (e)		10,641,000	10,640,606
Westpac Banking Corp. 1.05% 11/25/16		1,045,000	1,046,714
			396,110,127
Capital Markets - 1.6%
Goldman Sachs Group, Inc.:
0.6796% 3/22/16 (e)		23,678,000	23,704,235
0.7336% 1/12/15 (e)		4,682,000	4,687,206
1.6% 11/23/15		1,248,000	1,260,767
6.15% 4/1/18		530,000	603,875
6.25% 9/1/17		1,948,000	2,203,687
JPMorgan Chase & Co.:
0.8549% 2/26/16 (e)		7,000,000	7,039,102
0.8936% 10/15/15 (e)		28,785,000	28,925,903
1.875% 3/20/15		4,000,000	4,032,416
Legg Mason, Inc. 2.7% 7/15/19		185,000	186,567
Merrill Lynch & Co., Inc.:
6.4% 8/28/17		510,000	579,336
6.875% 4/25/18		740,000	862,858
Morgan Stanley:
1.0826% 1/24/19 (e)		3,500,000	3,530,153
1.181% 12/19/14 (e)		7,000,000	7,017,451
1.4849% 2/25/16 (e)		18,000,000	18,253,872
1.5141% 4/25/18 (e)		1,565,000	1,607,823
The Bank of New York Mellon Corp. 0.4631% 10/23/15 (e)		5,000,000	5,008,510
			109,503,761
Consumer Finance - 2.0%
American Express Co. 0.8249% 5/22/18 (e)		1,975,000	1,990,245
American Express Credit Corp.:
0.6838% 11/13/15 (e)		10,625,000	10,670,900
0.7441% 7/29/16 (e)		8,000,000	8,048,896
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
2.75% 9/15/15		$ 8,000,000	$ 8,191,888
American Honda Finance Corp.:
0.6099% 5/26/16 (d)(e)		13,000,000	13,061,659
0.7321% 10/7/16 (e)		5,000,000	5,038,620
Capital One Financial Corp.:
0.8771% 11/6/15 (e)		10,000,000	10,048,190
2.15% 3/23/15		10,960,000	11,064,153
Caterpillar Financial Services Corp. 0.4749% 2/26/16 (e)		8,254,000	8,275,832
Ford Motor Credit Co. LLC:
1.4831% 5/9/16 (e)		12,000,000	12,175,728
1.7% 5/9/16		420,000	424,497
2.75% 5/15/15		1,340,000	1,360,230
3% 6/12/17		1,385,000	1,436,238
3.875% 1/15/15		370,000	374,620
General Electric Capital Corp.:
0.4636% 1/14/16 (e)		13,000,000	13,012,480
0.8331% 1/8/16 (e)		20,000,000	20,127,760
0.8836% 7/12/16 (e)		5,000,000	5,047,400
0.9407% 4/2/18 (e)		2,800,000	2,835,798
Hyundai Capital America:
1.45% 2/6/17 (d)		975,000	975,823
1.625% 10/2/15 (d)		1,095,000	1,103,295
1.875% 8/9/16 (d)		890,000	902,191
Nissan Motor Acceptance Corp. 1.95% 9/12/17 (d)		1,375,000	1,389,427
			137,555,870
Diversified Financial Services - 0.4%
BP Capital Markets PLC 0.5671% 11/6/15 (e)		5,000,000	5,015,890
Deutsche Bank AG London Branch 0.8438% 2/13/17 (e)		13,615,000	13,684,219
Hyundai Capital Services, Inc.:
3.5% 9/13/17 (d)		605,000	633,976
4.375% 7/27/16 (d)		780,000	824,413
6% 5/5/15 (d)		210,000	217,237
Iberdrola Finance Ireland Ltd. 3.8% 9/11/14 (d)		840,000	840,505
Imperial Tobacco Finance 2.05% 2/11/18 (d)		1,820,000	1,823,094
ING Bank NV:
1.1806% 3/7/16 (d)(e)		1,020,000	1,028,435
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Diversified Financial Services - continued
ING Bank NV: - continued
1.8726% 9/25/15 (d)(e)		$ 7,000,000	$ 7,111,727
IntercontinentalExchange Group, Inc. 2.5% 10/15/18		480,000	490,512
			31,670,008
Insurance - 0.5%
ACE INA Holdings, Inc. 5.6% 5/15/15		235,000	243,015
AFLAC, Inc. 2.65% 2/15/17		215,000	222,262
AIA Group Ltd. 2.25% 3/11/19 (d)		336,000	335,927
CNA Financial Corp. 6.5% 8/15/16		630,000	695,289
Fidelity National Financial, Inc. 6.6% 5/15/17		945,000	1,060,331
Hartford Financial Services Group, Inc. 4% 3/30/15		1,000,000	1,019,533
Marsh & McLennan Companies, Inc. 2.55% 10/15/18		575,000	587,563
Metropolitan Life Global Funding I:
0.6136% 4/10/17 (d)(e)		2,000,000	2,009,824
0.7636% 7/15/16 (d)(e)		5,000,000	5,040,210
1.3% 4/10/17 (d)		1,735,000	1,736,633
1.5% 1/10/18 (d)		875,000	872,059
New York Life Global Funding 2.45% 7/14/16 (d)		1,800,000	1,856,678
Pricoa Global Funding I 0.5021% 8/19/15 (d)(e)		10,000,000	10,019,790
Principal Financial Group, Inc. 1.85% 11/15/17		255,000	256,080
Principal Life Global Funding II:
0.6084% 5/27/16 (d)(e)		5,000,000	5,020,725
1% 12/11/15 (d)		510,000	512,501
1.125% 9/18/15 (d)		710,000	714,934
Prudential Financial, Inc. 3.875% 1/14/15		1,250,000	1,264,959
Xlit Ltd. 2.3% 12/15/18		695,000	699,991
			34,168,304
Real Estate Investment Trusts - 0.1%
American Tower Corp. 4.625% 4/1/15		2,760,000	2,821,443
Kilroy Realty Corp. 5% 11/3/15		1,205,000	1,261,242
Simon Property Group LP 4.2% 2/1/15		355,000	357,037
			4,439,722
Real Estate Management & Development - 0.0%
Global Towers Partners Acquisition Partners I LLC:
2.364% 5/15/18 (d)		1,585,000	1,570,007
4.347% 6/15/41 (d)		570,000	583,287
Ventas Realty LP:
1.25% 4/17/17		280,000	279,610
1.55% 9/26/16		490,000	495,229
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		$ 410,000	$ 412,826
3.125% 11/30/15		1,020,000	1,049,742
			4,390,701
TOTAL FINANCIALS			717,838,493
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 0.6149% 5/22/17 (e)		5,000,000	5,009,410
Celgene Corp. 1.9% 8/15/17		275,000	277,887
Gilead Sciences, Inc. 2.4% 12/1/14		1,005,000	1,009,814
			6,297,111
Health Care Providers & Services - 0.2%
Aetna, Inc. 1.5% 11/15/17		590,000	591,895
Catholic Health Initiatives:
1.6% 11/1/17		140,000	140,052
2.6% 8/1/18		745,000	748,513
Express Scripts Holding Co.:
1.25% 6/2/17		700,000	698,132
2.1% 2/12/15		245,000	246,705
2.75% 11/21/14		805,000	809,001
Express Scripts, Inc. 3.125% 5/15/16		1,070,000	1,110,826
Humana, Inc. 6.45% 6/1/16		610,000	667,050
McKesson Corp.:
0.6296% 9/10/15 (e)		3,532,000	3,538,467
0.95% 12/4/15		405,000	406,180
1.292% 3/10/17		840,000	838,712
UnitedHealth Group, Inc.:
0.85% 10/15/15		450,000	451,645
1.875% 11/15/16		500,000	510,852
WellPoint, Inc.:
1.25% 9/10/15		710,000	714,413
5% 12/15/14		320,000	324,198
5.25% 1/15/16		340,000	361,559
			12,158,200
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 6.5% 11/1/17		1,255,000	1,435,931
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp.:
3.5% 1/15/16		$ 1,495,000	$ 1,547,240
4.4% 3/1/15		130,000	132,440
Thermo Fisher Scientific, Inc. 1.3% 2/1/17		900,000	900,761
			4,016,372
Pharmaceuticals - 0.2%
AbbVie, Inc.:
0.9971% 11/6/15 (e)		8,000,000	8,060,480
1.2% 11/6/15		3,380,000	3,398,293
Perrigo Co. PLC 1.3% 11/8/16 (d)		700,000	699,200
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		1,425,000	1,430,978
			13,588,951
TOTAL HEALTH CARE			36,060,634
INDUSTRIALS - 0.2%
Airlines - 0.0%
Southwest Airlines Co.:
5.25% 10/1/14		925,000	928,063
5.75% 12/15/16		485,000	532,288
			1,460,351
Commercial Services & Supplies - 0.0%
Waste Management, Inc.:
2.6% 9/1/16		480,000	495,249
6.375% 3/11/15		560,000	577,111
			1,072,360
Electrical Equipment - 0.0%
PPL Electric Utilities Corp. 3.9% 5/1/16 (d)		715,000	745,809
Industrial Conglomerates - 0.0%
Roper Industries, Inc.:
1.85% 11/15/17		230,000	231,475
2.05% 10/1/18		650,000	649,156
			880,631
Professional Services - 0.0%
Experian Finance PLC 2.375% 6/15/17 (d)		640,000	653,668
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19		235,000	236,960
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico SA de CV 2.35% 5/15/20		$ 620,000	$ 598,276
Penske Truck Leasing Co. LP:
2.5% 3/15/16 (d)		1,240,000	1,268,270
2.5% 6/15/19 (d)		615,000	617,896
2.875% 7/17/18 (d)		365,000	375,822
3.125% 5/11/15 (d)		340,000	345,646
			3,442,870
Trading Companies & Distributors - 0.1%
GATX Corp.:
1.25% 3/4/17		600,000	596,564
2.375% 7/30/18		255,000	257,966
3.5% 7/15/16		1,180,000	1,231,946
International Lease Finance Corp. 2.1806% 6/15/16 (e)		990,000	996,188
			3,082,664
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd. 2.5% 6/25/15 (d)		1,615,000	1,635,422
TOTAL INDUSTRIALS			12,973,775
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Juniper Networks, Inc. 3.1% 3/15/16		170,000	174,210
Electronic Equipment & Components - 0.3%
Anstock II Ltd. 2.125% 7/24/17 (Reg. S)		785,000	779,512
Arrow Electronics, Inc. 3.375% 11/1/15		655,000	673,480
Avnet, Inc. 6.625% 9/15/16		260,000	287,737
Tyco Electronics Group SA:
0.4371% 1/29/16 (e)		8,000,000	7,998,952
1.6% 2/3/15		7,693,000	7,729,680
			17,469,361
Internet Software & Services - 0.0%
Baidu.com, Inc. 2.75% 6/9/19		485,000	486,608
Tencent Holdings Ltd. 2% 5/2/17 (d)		715,000	718,387
			1,204,995
IT Services - 0.2%
Fidelity National Information Services, Inc. 1.45% 6/5/17		380,000	379,751
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc.:
3.125% 6/15/16		$ 1,490,000	$ 1,545,663
6.8% 11/20/17		205,000	235,877
The Western Union Co. 1.2344% 8/21/15 (e)		8,640,000	8,692,099
Xerox Corp.:
2.95% 3/15/17		200,000	208,065
4.25% 2/15/15		5,000,000	5,083,060
			16,144,515
Software - 0.1%
Oracle Corp.:
0.4331% 7/7/17 (e)		5,000,000	5,009,885
0.8136% 1/15/19 (e)		2,040,000	2,057,656
			7,067,541
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett-Packard Co.:
1.781% 9/19/14 (e)		270,000	270,174
2.35% 3/15/15		700,000	707,066
2.625% 12/9/14		785,000	789,120
			1,766,360
TOTAL INFORMATION TECHNOLOGY			43,826,982
MATERIALS - 0.4%
Chemicals - 0.0%
Eastman Chemical Co. 2.4% 6/1/17		710,000	727,206
The Dow Chemical Co. 2.5% 2/15/16		1,930,000	1,979,217
			2,706,423
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 1.3307% 6/30/17 (d)(e)		705,000	707,150
Containers & Packaging - 0.0%
Rock-Tenn Co. 3.5% 3/1/20		1,115,000	1,153,136
Metals & Mining - 0.4%
Anglo American Capital PLC 1.1836% 4/15/16 (d)(e)		2,853,000	2,869,924
Goldcorp, Inc. 2.125% 3/15/18		1,150,000	1,157,751
Rio Tinto Finance (U.S.A.) PLC:
0.781% 6/19/15 (e)		5,500,000	5,515,351
1.0721% 6/17/16 (e)		12,000,000	12,115,488
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC: - continued
1.375% 6/17/16		$ 1,520,000	$ 1,535,320
Vale Overseas Ltd. 6.25% 1/23/17		485,000	539,926
			23,733,760
Paper & Forest Products - 0.0%
International Paper Co. 5.3% 4/1/15		920,000	945,002
TOTAL MATERIALS			29,245,471
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 0.6201% 2/12/16 (e)		17,000,000	17,049,640
British Telecommunications PLC:
1.625% 6/28/16		635,000	642,178
2% 6/22/15		8,000,000	8,089,848
SBA Tower Trust:
2.24% 4/16/18 (d)		820,000	811,671
2.933% 12/15/17 (d)		2,205,000	2,245,923
3.598% 4/16/18 (d)		635,000	637,733
Verizon Communications, Inc.:
0.6295% 6/9/17 (e)		15,000,000	15,049,410
1.35% 6/9/17		795,000	795,122
1.7606% 9/15/16 (e)		13,000,000	13,352,495
2.625% 2/21/20 (d)		1,583,000	1,587,686
			60,261,706
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
1.2303% 9/12/16 (e)		5,000,000	5,041,145
2.375% 9/8/16		890,000	911,627
3.625% 3/30/15		645,000	655,436
CC Holdings GS V LLC/Crown Castle GS III Corp. 2.381% 12/15/17		2,035,000	2,078,514
Vodafone Group PLC 0.6171% 2/19/16 (e)		10,000,000	10,023,860
			18,710,582
TOTAL TELECOMMUNICATION SERVICES			78,972,288
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
UTILITIES - 0.5%
Electric Utilities - 0.4%
Commonwealth Edison Co. 1.95% 9/1/16		$ 385,000	$ 393,921
Duke Energy Corp.:
0.6118% 4/3/17 (e)		1,874,000	1,879,283
1.625% 8/15/17		495,000	498,430
2.15% 11/15/16		1,485,000	1,523,519
3.95% 9/15/14		1,414,000	1,415,570
Duke Energy Industries, Inc. 0.5841% 7/11/16 (e)		5,000,000	5,021,455
EDF SA 1.15% 1/20/17 (d)		1,350,000	1,351,760
Enel Finance International SA 3.875% 10/7/14 (d)		1,405,000	1,409,136
Exelon Corp. 4.9% 6/15/15		10,790,000	11,149,339
Georgia Power Co. 0.5506% 3/15/16 (e)		510,000	509,619
Korea Hydro & Nuclear Power Co. Ltd. 3.125% 9/16/15 (d)		1,045,000	1,067,764
Mississippi Power Co. 2.35% 10/15/16		360,000	370,251
Monongahela Power Co. 5.7% 3/15/17 (d)		145,000	159,716
NextEra Energy Capital Holdings, Inc. 1.2% 6/1/15		420,000	421,941
PPL Capital Funding, Inc. 1.9% 6/1/18		350,000	350,207
Southern Co. 1.95% 9/1/16		485,000	495,898
			28,017,809
Gas Utilities - 0.0%
Florida Gas Transmission Co. LLC 4% 7/15/15 (d)		1,330,000	1,366,261
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16		425,000	439,953
Multi-Utilities - 0.1%
CMS Energy Corp. 4.25% 9/30/15		1,255,000	1,301,065
Dominion Resources, Inc.:
1.95% 8/15/16		540,000	550,968
2.25% 9/1/15		515,000	522,614
			2,374,647
TOTAL UTILITIES			32,198,670
TOTAL NONCONVERTIBLE BONDS (Cost $1,140,933,426)			1,147,549,095
U.S. Government and Government Agency Obligations - 0.8%
		Principal Amount (b)	Value
U.S. Government Agency Obligations - 0.4%
Fannie Mae:
0.375% 7/5/16		$ 5,775,000	$ 5,761,960
0.625% 8/26/16		5,615,000	5,618,201
Federal Home Loan Bank:
0.625% 12/28/16		3,200,000	3,194,090
1% 6/21/17		3,390,000	3,391,403
Freddie Mac 0.875% 10/14/16		10,895,000	10,940,073
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			28,905,727
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17		9,745,000	10,465,092
0.5% 4/15/15		3,320,000	3,669,562
1.875% 7/15/15		3,430,000	4,319,067
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			18,453,721
U.S. Treasury Obligations - 0.1%
U.S. Treasury Notes 0.5% 7/31/17		5,315,000	5,246,904
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $52,655,933)			52,606,352
U.S. Government Agency - Mortgage Securities - 0.8%

Fannie Mae - 0.6%
1.736% 10/1/33 (e)		105,982	109,837
1.95% 6/1/37 (e)		46,823	49,108
2.107% 7/1/35 (e)		42,471	45,090
2.2% 12/1/35 (e)		18,993	20,126
2.266% 8/1/37 (e)		31,199	33,451
2.443% 5/1/38 (e)		285,022	305,598
2.498% 1/1/37 (e)		27,914	29,904
2.509% 8/1/38 (e)		28,357	30,404
2.582% 5/1/38 (e)		131,406	140,669
2.592% 5/1/38 (e)		126,424	135,542
2.596% 4/1/38 (e)		50,951	54,629
2.665% 12/1/36 (e)		32,426	34,767
3% 1/1/27		745,141	774,364
3.5% 10/1/25 to 3/1/27		6,043,872	6,393,539
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
4% 2/1/25 to 10/1/41		$ 8,639,382	$ 9,206,125
4.5% 5/1/19 to 1/1/27		6,494,298	6,951,492
5% 11/1/18 to 4/1/38		3,774,068	4,138,343
5.5% 5/1/16 to 5/1/40		10,126,401	11,226,977
6% 1/1/22 to 1/1/41		2,427,818	2,707,150
TOTAL FANNIE MAE			42,387,115
Freddie Mac - 0.1%
2.135% 6/1/38 (e)		114,612	121,750
2.181% 7/1/38 (e)		59,726	63,445
2.222% 9/1/35 (e)		30,972	32,797
2.228% 7/1/35 (e)		53,015	56,432
2.248% 10/1/36 (e)		235,822	251,351
2.32% 6/1/38 (e)		108,556	116,393
2.358% 5/1/37 (e)		33,521	35,820
2.363% 7/1/38 (e)		36,739	39,028
2.382% 5/1/38 (e)		48,453	51,823
2.419% 2/1/37 (e)		39,019	41,836
2.472% 11/1/34 (e)		29,142	31,167
2.608% 2/1/37 (e)		29,280	31,246
2.778% 2/1/37 (e)		54,449	58,379
2.951% 2/1/38 (e)		104,768	112,331
4.5% 10/1/19 to 12/1/26		1,637,571	1,750,071
5% 10/1/18 to 12/1/23		1,052,209	1,136,906
5.5% 11/1/21 to 10/1/38		253,137	274,806
5.859% 12/1/36 (e)		17,446	18,705
6% 5/1/17 to 8/1/22		112,538	123,010
6.064% 11/1/36 (e)		9,329	10,053
TOTAL FREDDIE MAC			4,357,349
Ginnie Mae - 0.1%
3% 9/20/27		1,810,363	1,903,851
3.5% 3/20/43 to 4/20/43		2,381,478	2,475,169
4.5% 9/20/40		477,668	521,324
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Ginnie Mae - continued
5% 3/20/41		$ 52,144	$ 57,551
6% 7/15/36		642,976	734,448
TOTAL GINNIE MAE			5,692,343
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $52,115,985)			52,436,807
Asset-Backed Securities - 5.7%

Ally Auto Receivables Trust:
Series 2012-1 Class A3, 0.93% 2/16/16		93,388	93,487
Series 2012-2 Class A3, 0.74% 4/15/16		1,480,549	1,481,959
Series 2012-A Class D, 3.15% 10/15/18 (d)		335,000	345,453
Series 2012-SN1 Class A3, 0.57% 8/20/15		2,553,022	2,553,346
Series 2013-2 Class A3, 0.79% 1/15/18		1,295,000	1,294,210
Series 2013-SN1 Class A4, 0.9% 5/22/17		625,000	625,324
Series 2014-SN1:
Class A2A, 0.52% 10/20/16		3,000,000	3,000,453
Class A3, 0.75% 2/21/17		860,000	859,090
Ally Master Owner Trust:
Series 2012-1 Class A1, 0.955% 2/15/17 (e)		3,655,000	3,665,117
Series 2012-3 Class A2, 1.21% 6/15/17		10,000,000	10,053,760
Series 2013-1:
Class A1, 0.605% 2/15/18 (e)		8,000,000	8,011,864
Class A2, 1% 2/15/18		240,000	240,498
American Express Credit Account Master Trust:
Series 2011-1 Class A, 0.325% 4/17/17 (e)		1,060,000	1,060,045
Series 2012-1 Class A, 0.425% 1/15/20 (e)		5,000,000	5,006,715
Series 2012-2:
Class B, 0.99% 3/15/18		1,010,000	1,012,751
Class C, 1.29% 3/15/18 (d)		1,155,000	1,157,242
Series 2013-1 Class A, 0.575% 2/16/21 (e)		570,000	571,483
Series 2014-2 Class A, 1.26% 1/15/20		800,000	799,524
AmeriCredit Auto Receivables Trust:
Series 2012-1 Class B, 1.73% 2/8/17		585,000	587,479
Series 2012-2 Class A3, 1.05% 10/11/16		210,292	210,474
Series 2013-2 Class B, 1.19% 5/8/18		1,190,000	1,190,244
Series 2013-4 Class A2, 0.74% 11/8/16		2,699,354	2,701,713
Series 2013-5:
Class A3, 0.9% 9/10/18		1,890,000	1,891,353
Class B, 1.52% 1/8/19		315,000	314,405
Asset-Backed Securities - continued
		Principal Amount (b)	Value
AmeriCredit Auto Receivables Trust: - continued
Series 2014-2 Class B, 1.6% 7/8/19		$ 345,000	$ 342,943
ARI Fleet Lease Trust Series 2014-A Class A2, 0.81% 11/15/22 (d)		1,060,000	1,060,708
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16		173,268	173,500
Bank of America Credit Card Master Trust Series 2014-A2 Class A, 0.422% 9/16/19 (e)		10,000,000	10,010,630
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)		43,749	43,745
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.552% 9/15/17 (d)(e)		9,740,000	9,768,402
BMW Vehicle Lease Trust Series 2013-1 Class A3, 0.54% 9/21/15		979,512	980,086
Cabelas Master Credit Card Trust Series 2010-1A Class A2, 1.605% 1/16/18 (d)(e)		1,175,000	1,180,171
Capital Auto Receivables Asset Trust:
Series 2013-1 Class A3, 0.79% 6/20/17		1,240,000	1,241,915
Series 2013-4 Class A3, 1.09% 3/20/18		985,000	986,849
Series 2014-1:
Class A3, 1.32% 6/20/18		705,000	708,559
Class B, 2.22% 1/22/19		220,000	221,697
Series 2014-2 Class A3, 1.26% 5/21/18		1,455,000	1,455,783
Series 2014-3 Class A3, 1.491% 11/20/18		710,000	709,881
Series 2014-B Class A1, 0.476% 2/21/17 (e)		5,000,000	5,000,000
Capital One Multi-Asset Execution Trust Series 2013-A2 Class A2, 0.332% 2/15/19 (e)		15,000,000	14,997,525
Carmax Auto Owner Trust:
Series 2012-1 Class A3, 0.89% 9/15/16		230,067	230,492
Series 2012-2 Class A3, 0.84% 3/15/17		486,016	487,162
Series 2012-3 Class A3, 0.52% 7/17/17		774,292	774,860
Series 2013-3 Class A2, 0.59% 8/15/16		3,869,939	3,872,648
Series 2013-4 Class A3, 0.8% 7/16/18		435,000	434,391
Series 2014-1:
Class B, 1.69% 8/15/19		100,000	99,517
Class C, 1.93% 11/15/19		145,000	144,264
Series 2014-2 Class A2, 0.46% 4/17/17		5,000,000	5,000,970
Series 2014-3 Class A2, 0.55% 8/15/17		7,000,000	6,999,839
CCG Receivables Trust Series 2014-1 Class A2, 1.06% 11/15/21 (d)		595,000	594,779
Chase Issuance Trust:
Series 2012-A6 Class A, 0.285% 8/15/17 (e)		2,293,000	2,292,551
Series 2012-A9 Class A9, 0.305% 10/16/17 (e)		10,000,000	10,003,290
Series 2013-A8 Class A8, 1.01% 10/15/18		1,160,000	1,160,316
Asset-Backed Securities - continued
		Principal Amount (b)	Value
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (d)		$ 46,566	$ 46,596
Series 2013-VT1 Class A2, 0.65% 3/21/16 (d)		11,420,000	11,430,906
Citibank Credit Card Issuance Trust:
Series 2013-A1 Class A1, 0.255% 4/24/17 (e)		10,000,000	9,996,700
Series 2014-A2 Class A2, 1.02% 2/22/19		1,345,000	1,342,123
Series 2014-A3 Class A3, 0.3534% 5/9/18 (e)		5,000,000	5,004,115
CNH Equipment Trust:
Series 2011-B Class A3, 0.91% 8/15/16		74,274	74,325
Series 2012-A Class A3, 0.94% 5/15/17		322,790	323,265
Series 2012-C Class A3, 0.57% 12/15/17		378,363	378,648
Series 2012-D Class A2, 0.45% 4/15/16		467,939	467,947
Series 2013-A Class A3, 0.69% 6/15/18		1,800,000	1,802,732
Series 2013-B Class A2, 0.44% 10/17/16		1,844,738	1,844,813
Series 2013-C Class A3, 1.02% 8/15/18		335,000	336,472
Series 2014-A Class A2, 0.49% 6/15/17		3,000,000	3,000,315
CNH Wholesale Master Note Trust Series 2013-2A Class A, 0.755% 8/15/19 (d)(e)		645,000	646,659
Dell Equipment Finance Trust Series 2014-1 Class A2, 0.64% 7/22/16 (d)		7,500,000	7,499,835
Diamond Resorts Owner Trust Series 2013-2 Class A, 2.27% 5/20/26 (d)		650,479	655,923
Discover Card Master Trust Series 2012-A5 Class A5, 0.355% 1/16/18 (e)		15,000,000	15,006,660
Dryrock Issuance Trust Series 2013-1 Class A, 0.492% 7/16/18 (e)		710,000	710,677
Enterprise Fleet Financing LLC:
Series 2012-2 Class A3, 0.93% 4/20/18 (d)		3,745,000	3,752,130
Series 2013-1 Class A2, 0.68% 9/20/18 (d)		762,963	763,075
Series 2013-2 Class A2, 1.06% 3/20/19 (d)		532,421	534,278
Series 2014-1 Class A2, 0.87% 9/20/19 (d)		560,000	560,128
Series 2014-2 Class A2, 1.05% 3/20/20 (d)		2,390,000	2,391,315
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (d)		212,692	212,781
Ford Credit Auto Lease Trust:
Series 2012-B:
Class B, 1.1% 12/15/15 (d)		230,000	230,681
Class C, 1.5% 3/15/17 (d)		290,000	291,296
Series 2013-A Class A2, 0.46% 5/15/15		207,110	207,117
Series 2013-B:
Class B, 1.23% 11/15/16		695,000	692,271
Class C, 1.51% 8/15/17		475,000	476,145
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Ford Credit Auto Lease Trust: - continued
Series 2014-B:
Class A2A, 0.51% 3/15/17		$ 10,000,000	$ 9,999,780
Class A4, 1.1% 11/15/17		580,000	580,155
Ford Credit Floorplan Master Owner Trust:
Series 2010-3:
Class A1, 4.2% 2/15/17 (d)		1,170,000	1,190,337
Class C, 4.99% 2/15/17 (d)		720,000	734,586
Series 2012-4 Class A1, 0.74% 9/15/16		9,120,000	9,121,651
Series 2013-1 Class A1, 0.85% 1/15/18		4,500,000	4,505,625
Series 2013-3Q Class A2, 0.452% 6/15/17 (e)		4,360,000	4,361,892
Series 2013-5 Class A2, 0.622% 9/15/18 (e)		5,000,000	5,017,410
Series 2014-4 Class A1, 1.4% 8/15/19		2,185,000	2,179,957
GE Capital Credit Card Master Note Trust:
Series 2010-1 Class C, 5.75% 3/15/18 (d)		625,000	641,879
Series 2012-1 Class A, 1.03% 1/15/18		1,005,000	1,007,104
Series 2012-4 Class A, 0.455% 6/15/18 (e)		17,275,000	17,274,309
GE Dealer Floorplan Master Note Trust:
Series 2012-4 Class A, 0.5955% 10/20/17 (e)		825,000	826,195
Series 2013-1 Class A, 0.5555% 4/20/18 (e)		2,310,000	2,316,685
Series 2014-1 Class A, 0.5355% 7/20/19 (e)		2,280,000	2,280,531
GE Equipment Midticket LLC Series 2012-1 Class A4, 0.78% 9/22/20		700,000	699,999
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (d)		537,774	538,498
Series 2013-1A Class A2, 0.73% 1/25/16 (d)		3,702,438	3,707,881
Series 2014-1A:
Class A2, 0.59% 8/24/16 (d)		4,000,000	4,003,576
Class A3, 0.95% 9/25/17 (d)		1,520,000	1,521,940
GE Equipment Transportation LLC:
Series 2012-1 Class A3, 0.99% 11/23/15		20,968	20,980
Series 2012-2 Class A3, 0.62% 7/25/16		2,643,456	2,645,977
GM Financial Automobile Leasing Trust Series 2014-1A Class A2, 0.61% 7/20/16 (d)		3,000,000	3,000,717
GreatAmerica Leasing Receivables Funding LLC Series 2014-1 Class A3, 0.89% 7/15/17 (d)		895,000	894,493
Hilton Grand Vacations Trust Series 2014-AA Class A, 1.77% 11/25/26 (d)		687,450	685,145
Honda Auto Receivables Owner Trust Series 2013-4 Class A3, 0.69% 9/18/17		1,125,000	1,125,813
Huntington Auto Trust:
Series 2011-1A Class A3, 1.01% 1/15/16 (d)		55,898	55,928
Series 2012-1 Class A3, 0.81% 9/15/16		671,598	672,674
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Hyundai Auto Lease Securitization Trust:
Series 2012-A Class A3, 0.92% 8/17/15 (d)		$ 1,529,434	$ 1,530,263
Series 2013-A Class A2, 0.51% 9/15/15 (d)		910,621	910,661
Series 2014-B Class A4, 1.26% 9/17/18 (d)		310,000	310,195
Hyundai Auto Receivables Trust:
Series 2012-A Class A3, 0.72% 3/15/16		29,020	29,031
Series 2012-C Class A4, 0.73% 6/15/18		475,000	474,904
Series 2013-A Class A4, 0.75% 9/17/18		1,010,000	1,008,696
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.505% 5/15/18 (d)(e)		4,790,000	4,797,712
John Deere Owner Trust:
Series 2013-A Class A3, 0.6% 3/15/17		2,850,000	2,855,218
Series 2014-B Class A2A, 0.54% 7/17/17		7,000,000	6,997,519
Kubota Credit Owner Trust Series 2014-1A Class A2, 0.58% 2/15/17 (d)		325,000	324,970
Mercedes-Benz Auto Lease Trust:
Series 2013-A:
Class A2, 0.39% 6/15/15		1,907,587	1,907,743
Class A4, 0.72% 12/17/18		4,195,000	4,200,642
Series 2013-B:
Class A2, 0.53% 9/15/15		4,371,176	4,372,242
Class A3, 0.62% 7/15/16		430,000	430,310
Mercedes-Benz Master Owner Trust:
Series 2012-AA Class A, 0.79% 11/15/17 (d)		6,155,000	6,165,260
Series 2012-BA Class A, 0.425% 11/15/16 (d)(e)		7,630,000	7,630,847
Mmaf Equipment Finance LLC 2014-A Series 2014-AA Class A3, 0.87% 1/8/19 (d)		1,840,000	1,835,601
Motor PLC:
Series 2012A Class A1C, 1.286% 2/25/20 (d)		86,700	86,751
Series 2013-1 Class A1, 0.655% 2/25/21 (d)(e)		579,583	579,798
Series 2014-1A Class A1, 0.635% 8/25/21 (d)(e)		779,253	779,615
MVW Owner Trust Series 2013-1A Class A, 2.15% 4/22/30 (d)		210,664	212,381
Navistar Financial Dealer Note Master Trust:
Series 2013-1 Class A, 0.825% 1/25/18 (d)(e)		1,280,000	1,281,171
Series 2013-2 Class A, 0.835% 9/25/18 (d)(e)		870,000	872,172
Nissan Auto Lease Trust:
Series 2013-A Class A2A, 0.45% 9/15/15		3,347,451	3,348,094
Series 2013-B Class A3, 0.75% 6/15/16		335,000	334,888
Nissan Auto Receivables Owner Trust Series 2012-B Class A3, 0.46% 10/17/16		1,188,267	1,188,396
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.622% 5/15/17 (e)		6,927,000	6,940,937
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Nissan Master Owner Trust Receivables: - continued
Series 2013-A Class A, 0.452% 2/15/18 (e)		$ 7,050,000	$ 7,053,137
Porsche Innovative Lease Owner Trust Series 2013-1 Class A2, 0.54% 1/22/16 (d)		3,504,544	3,506,408
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)		24,902	24,399
Santander Drive Auto Receivables Trust Series 2014-1 Class A2A, 0.66% 6/15/17		3,654,877	3,658,233
Sierra Receivables Funding Co. LLC:
Series 2013-1A Class A, 1.59% 11/20/29 (d)		252,391	253,370
Series 2014-1A Class A, 2.07% 3/20/30 (d)		826,920	828,927
Series 2014-2A Class A, 2.05% 6/20/31 (d)		615,756	614,399
Sierra Timeshare Receivables Funding Co. LLC Series 2013-3A Class A, 2.2% 10/20/30 (d)		493,549	496,528
SLM Student Loan Trust:
Series 2008-4 Class A2, 1.2841% 7/25/16 (e)		86,762	87,084
Series 2012-7 Class A2, 0.435% 9/25/19 (e)		4,485,000	4,481,600
Series 2013-1 Class A2, 0.405% 9/25/19 (e)		8,310,000	8,296,962
Series 2014-1 Class A1, 0.4362% 5/28/19 (e)		3,986,979	3,986,377
Smart Trust:
Series 2012-2U.S.A. Class A3A, 1.59% 10/14/16 (d)		1,103,795	1,109,745
Series 2012-4U.S. Class A3A, 0.97% 3/14/17		665,787	667,318
Series 2013-1U.S. Class A3A, 0.84% 9/14/16		525,167	525,942
Series 2013-2U.S. Class A4A, 1.18% 2/14/19		435,000	433,652
SMART Trust Series 2014-1U.S. Class A3A, 0.96% 2/14/18		1,245,000	1,246,721
Toyota Auto Receivables Owner Trust:
Series 2012-A Class A3, 0.75% 2/16/16		206,985	207,260
Series 2013-A Class A4, 0.69% 11/15/18		815,000	813,489
Volkswagen Auto Lease Trust Series 2014-A Class A2A, 0.52% 10/20/16		4,894,716	4,898,274
Volkswagen Credit Auto Master Trust Series 2014-1A:
Class A1, 0.35% 7/22/19 (d)(e)		10,000,000	10,001,920
Class A2, 0.014% 7/22/19 (d)		1,290,000	1,288,348
Volvo Financial Equipment LLC Series 2014-1A Class A3, 0.82% 4/16/18 (d)		575,000	574,288
Wheels SPV LLC:
Series 2012-1 Class A2, 1.19% 3/20/21 (d)		147,869	148,017
Series 2014-1A Class A2, 0.87% 3/20/23 (d)		665,000	664,511
World Financial Network Credit Card Master Trust Series 2010-A Class A, 3.96% 4/15/19		745,000	764,646
Asset-Backed Securities - continued
		Principal Amount (b)	Value
World Omni Auto Lease Securitization Trust Series 2012-A:
Class A3, 0.93% 11/16/15		$ 88,185	$ 88,220
Class A4, 1.06% 11/15/17		365,000	365,370
World Omni Master Owner Trust 201 Series 2013-1 Class A, 0.502% 2/15/18 (d)(e)		1,175,000	1,176,221
TOTAL ASSET-BACKED SECURITIES (Cost $401,669,750)			401,664,490
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 2.6785% 2/25/34 (e)		31,121	31,484
Series 2004-H Class 2A2, 2.7431% 9/25/34 (e)		91,958	92,092
Fosse Master Issuer PLC floater Series 2012-1A Class 2A2 1.6336% 10/18/54 (d)(e)		469,285	473,625
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.2955% 12/20/54 (d)(e)		1,094,487	1,085,513
Series 2007-1 Class 3A1, 0.3555% 12/20/54 (e)		1,224,030	1,214,237
Granite Mortgages Series 2003-2 Class 1A3, 0.7336% 7/20/43 (e)		528,321	527,598
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6336% 1/20/44 (e)		49,336	49,246
Series 2004-1 Class 2A1, 0.551% 3/20/44 (e)		1,043,072	1,039,549
Series 2004-3 Class 2A1, 0.511% 9/20/44 (e)		719,670	715,840
Holmes Master Issuer PLC floater Series 2012-1A Class A2, 1.8836% 10/15/54 (d)(e)		1,211,301	1,220,143
Lanark Master Issuer PLC floater Series 2013-1A Class 1A1, 0.7349% 12/22/54 (d)(e)		1,011,070	1,009,647
Sequoia Mortgage Trust Series 2010-H1 Class A1, 3.75% 2/25/40 (e)		9,054	8,880
Silverstone Master Issuer PLC 1.7836% 1/21/55 (d)(e)		375,000	377,817
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, 2.5335% 9/25/35 (e)		71,836	73,107
Wells Fargo Mortgage Backed Securities Trust Series 2004-G Class A3, 2.6078% 6/25/34 (e)		67,288	67,707
TOTAL PRIVATE SPONSOR			7,986,485
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
U.S. Government Agency - 1.2%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.655% 4/25/33 (e)		$ 2,777,437	$ 2,807,915
Series 2003-44 Class FH, 0.905% 6/25/33 (e)		1,822,831	1,853,839
Series 2003-48 Class FA, 0.905% 6/25/33 (e)		2,168,717	2,191,597
Series 2006-33 Class CF, 0.455% 5/25/36 (e)		282,545	283,158
Series 2012-79 Class FM, 0.605% 7/25/42 (e)		1,806,380	1,812,055
floater planned amortization class:
Series 2004-52 Class PF 0.605% 12/25/33 (e)		4,154,503	4,173,494
Series 2005-90 Class FC, 0.405% 10/25/35 (e)		217,911	218,261
planned amortization class Series 2011-117 Class PF, 0.505% 7/25/39 (e)		5,231,346	5,249,949
sequential payer Series 2012-114 Class DF, 0.555% 8/25/39 (e)		51,508	51,342
sequential payer floater:
Series 2005-74 Class DF, 0.505% 7/25/35 (e)		7,008,152	7,033,978
Series 2005-83 Class FP, 0.485% 10/25/35 (e)		7,216,640	7,232,010
Series 2011-23 Class AB, 2.75% 6/25/20		128,718	132,441
Freddie Mac:
floater:
Series 2006-3153 Class UG, 0.605% 5/15/36 (e)		163,994	164,565
Series 2011-3913 Class FA, 0.655% 8/15/41 (e)		880,257	887,587
Series 2012-4077 Class MF, 0.655% 7/15/42 (e)		2,083,791	2,078,346
Series 2711 Class FC, 1.055% 2/15/33 (e)		493,399	500,692
Series 3879 Class AF, 0.585% 6/15/41 (e)		955,620	961,436
floater planned amortization class:
Series 2953 Class LF, 0.455% 12/15/34 (e)		3,163,499	3,170,780
Series 3102 Class FD, 0.455% 1/15/36 (e)		568,751	570,484
Series 3117 Class JF, 0.455% 2/15/36 (e)		227,079	227,684
Series 4020 Class EF 0.605% 2/15/42 (e)		6,363,800	6,386,152
Series 4057 Class EF, 0.505% 12/15/41 (e)		19,346,896	19,404,980
floater sequential payer:
Series 2828 Class TF, 0.605% 10/15/30 (e)		3,349,836	3,359,562
Series 3046 Class F, 0.525% 3/15/33 (e)		3,238,706	3,241,246
Series 3325:
Class FM, 0.585% 5/15/37 (e)		431,994	434,146
Class FN, 0.585% 5/15/37 (e)		431,994	434,146
planned amortization class Series 3081 Class CP 5.5% 10/15/34		364,129	368,853
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.755% 11/16/39 (e)		356,102	359,689
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2009-116 Class KF, 0.685% 12/16/39 (e)		$ 294,053	$ 296,594
Series 2009-127 Class FA, 0.7062% 9/20/38 (e)		409,098	412,629
Series 2010-9 Class FA, 0.675% 1/16/40 (e)		456,397	460,105
Series 2012-113 Class FJ, 0.4062% 1/20/42 (e)		802,486	800,516
Series 2012-84 Class FH, 0.605% 7/16/42 (e)		3,397,471	3,412,019
floater sequential payer Series 2010-120 Class FB 0.4562% 9/20/35 (e)		315,647	316,280
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		59,345	59,669
Series 2010-99 Class PT, 3.5% 8/20/33		76,002	76,478
TOTAL U.S. GOVERNMENT AGENCY			81,424,677
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,415,915)			89,411,162
Commercial Mortgage Securities - 0.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-3 Class A4, 4.668% 7/10/43		420,000	428,847
Series 2006-2 Class A4, 5.7309% 5/10/45 (e)		750,000	796,946
Series 2006-4 Class A4, 5.634% 7/10/46		357,843	379,605
Series 2006-5 Class AM, 5.448% 9/10/47		60,000	64,017
Series 2006-1 Class A4, 5.372% 9/10/45 (e)		1,520,000	1,590,124
Series 2007-4 Class AM, 5.8217% 2/10/51 (e)		50,000	55,358
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41		402,041	408,870
Series 2006-PW14 Class A4, 5.201% 12/11/38		625,000	672,892
Series 2007-PW17 Class AAB, 5.703% 6/11/50		282,043	284,458
Series 05-PWR7 Class A3, 5.116% 2/11/41		1,080,717	1,090,687
Series 2006-T24 Class A4, 5.537% 10/12/41		1,185,526	1,278,059
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.312% 5/15/30 (d)(e)		1,604,049	1,609,971
Citigroup Commercial Mortgage Trust:
Series 13-GC15 Class A1, 1.378% 9/10/46		774,434	778,019
Series 2014-GC19 Class A1, 1.199% 3/10/47		385,373	384,156
Series 2014-GC2 Class A1, 1.392% 7/10/47		400,000	399,047
Series 2014-GC21 Class A1, 1.242% 5/10/47		660,943	658,889
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.053% 6/11/27 (d)(e)		$ 2,750,000	$ 2,753,809
Series 2014-CR15 Class A1, 1.218% 2/10/47		989,052	984,774
Series 2014-CR17 Class A1, 1.275% 5/10/47		435,060	433,315
Series 2014-CR18 Class A1, 1.442% 7/15/47		652,687	651,282
Series 2014-CR19 Class A1, 1.415% 8/10/47		565,000	563,929
Series 2014-LC15 Class A1, 1.259% 4/10/47		779,744	776,186
Series 2014-UBS2 Class A1, 1.298% 3/10/47		497,344	494,652
Series 2014-UBS4 Class A1, 1.309% 8/10/47		266,763	266,258
COMM Mortgage Trust pass-thru certificates Series 2014-TWC Class A, 1.002% 2/13/32 (d)(e)		400,000	400,152
Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2012-LC4 Class A1, 1.156% 12/10/44		129,828	130,592
Series 2005-C6 Class A5B, 5.167% 6/10/44 (e)		210,000	217,287
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1 Class A4, 5.014% 2/15/38 (e)		292,878	293,808
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44		211,469	214,064
Del Coronado Trust floater Series 2013-HDC Class A, 0.952% 3/15/26 (d)(e)		1,500,000	1,498,756
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (d)(e)		847,458	847,458
Class A2FL, 0.856% 12/5/31 (d)(e)		1,110,000	1,109,663
Freddie Mac pass-thru certificates:
Series 2013-K502 Class A2, 1.426% 8/25/17		1,505,000	1,516,510
Series K712 Class A1, 1.369% 5/25/19		1,898,568	1,904,650
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8189% 7/10/38 (e)		886,140	943,807
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (e)		1,419,000	1,482,571
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.156% 7/15/31 (d)(e)		920,000	920,076
sequential payer Series 2013-GC13 Class A1, 1.206% 7/10/46		485,590	485,852
Series 14-GC20 Class A1, 1.343% 4/10/47		299,863	299,220
Series 2012-GC6 Class A1, 1.282% 1/10/45		41,405	41,603
Series 2014-GC22 Class A1, 0% 6/10/47		459,084	456,696
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.156% 11/5/30 (d)(e)		1,304,000	1,304,369
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A1, 1.322% 8/15/47		479,407	477,735
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
JPMBB Commercial Mortgage Securities Trust: - continued
Series 2013-C14 Class A1, 1.2604% 8/15/46		$ 925,442	$ 926,055
Series 2014-C19 Class A1, 1.2661% 4/15/47		516,984	515,418
Series 2014-C22 Class A1, 1.451% 9/15/47		245,000	244,591
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45		56,016	56,141
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-FL3 Class A1, 0.955% 4/15/28 (d)(e)		1,034,762	1,027,587
Series 2014-BXH Class A, 1.056% 4/15/27 (d)(e)		2,500,000	2,501,660
Series 2004-CBX Class A6, 4.899% 1/12/37		203,089	203,163
Series 2005-LDP2 Class A3A, 4.678% 7/15/42		77,787	78,094
Series 2005-LDP4 Class ASB, 4.824% 10/15/42 (e)		5,082	5,104
Series 2014-C20 Class A1, 1.2682% 7/15/47		534,062	532,218
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C1 Class A4, 5.156% 2/15/31		490,000	509,612
Series 2004-C1 Class A4, 4.568% 1/15/31		35,776	36,799
Series 2005-C7 Class A4, 5.197% 11/15/30		1,519,347	1,554,553
Merrill Lynch Mortgage Trust Series 2006-C2 Class AM, 5.782% 8/12/43 (e)		335,000	360,859
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-2 Class A4, 5.8723% 6/12/46 (e)		459,984	490,513
Morgan Stanley BAML Trust:
Series 2014-C14 Class A1, 1.25% 2/15/47		183,263	182,508
Series 2014-C16 Class A1, 1.294% 6/15/47		327,614	325,686
Series 2014-C17 Class A1, 1.551% 8/15/47		625,000	624,843
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class A2, 0.255% 10/15/20 (d)(e)		587,791	587,493
sequential payer:
Series 2005-HQ6 Class A4A, 4.989% 8/13/42		445,000	453,231
Series 2005-IQ9 Class A5, 4.7% 7/15/56		681,879	684,370
Series 2005-T17 Class A5, 4.78% 12/13/41		115,986	116,301
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)		1,165,937	1,241,328
Wachovia Bank Commercial Mortgage Trust sequential payer Series 05-C18 Class A4, 4.935% 4/15/42 (e)		180,000	181,459
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C4 Class A1, 1.607% 6/15/44 (d)		229,039	229,997
Series 2013-C16 Class A1, 1.406% 9/15/46		579,421	580,972
Series 2013-C17 Class A1, 1.154% 12/15/46		400,613	399,929
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2013-UBS1 Class A1, 1.122% 3/15/46		$ 315,422	$ 314,206
Series 2014-C20 Class A1, 1.283% 5/15/47		844,194	841,638
Series 2014-C21 Class A1, 1.413% 8/15/47		1,010,000	1,008,909
Series 2014-LC14 Class A1, 1.193% 3/15/47		539,832	537,899
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $50,668,820)			49,702,155
Municipal Securities - 0.1%

Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2013 A, 1.298% 7/1/16		1,475,000	1,489,839
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15		5,000,000	5,055,550
Univ. of California Revs. Bonds Series 2011 Y1, 0.656%, tender 7/1/17 (e)		445,000	446,722
TOTAL MUNICIPAL SECURITIES (Cost $6,983,127)			6,992,111
Foreign Government and Government Agency Obligations - 0.1%

Republic of Iceland 4.875% 6/16/16 (d)		2,240,000	2,338,661
Turkish Republic 4.557% 10/10/18 (d)		825,000	866,250
United Mexican States 9.5% 12/18/14	MXN	46,020,000	3,585,497
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,690,382)			6,790,408
Bank Notes - 0.0%

Union Bank NA 2.125% 6/16/17 (Cost $1,351,261)		1,330,000	1,354,421
Fixed-Income Funds - 3.0%
	Shares
Bank Loan Funds - 3.0%
Fidelity Floating Rate High Income Fund (c) (Cost $211,386,646)	21,146,701	210,198,206
Short-Term Funds - 62.3%
	Shares	Value
Short-Term Funds - 62.3%
BlackRock Low Duration Bond Portfolio	23,585,970	$ 230,670,784
Delaware Limited-Term Diversified Income Fund - Class A	19,380,330	166,477,034
Fidelity Conservative Income Bond Fund Institutional Class (c)	43,018,888	431,909,635
Fidelity Short-Term Bond Fund (c)	95,196,287	818,688,070
Janus Short-Term Bond Fund - Class T	87,680,208	269,178,237
JPMorgan Short Duration Bond Fund - Select Class Shares	26,812,184	292,252,810
Metropolitan West Low Duration Bond Fund - Class M	69,581,379	614,403,574
PIMCO Short-Term Fund	142,005,996	1,407,279,423
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Administrator Class	26,866,283	129,495,482
TOTAL SHORT-TERM FUNDS (Cost $4,346,622,692)		4,360,355,049
Money Market Funds - 9.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(c)	528,307,177	528,307,177
SSgA U.S. Treasury Money Market Fund, 0% (a)	106,799,439	106,799,439
TOTAL MONEY MARKET FUNDS (Cost $635,106,616)		635,106,616
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,995,600,553)		7,014,166,872
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(20,007,573)
NET ASSETS - 100%		$ 6,994,159,299
Currency Abbreviations
MXN	-	Mexican peso
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Amount is stated in United States dollars unless otherwise noted.
(c) Affiliated Fund

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $343,352,780 or 4.9% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$ 422,827,519	$ 9,082,291	$ -	$ 390,997	$ 431,909,635
Fidelity Floating Rate High Income Fund	209,027,618	1,802,445	-	1,802,445	210,198,206
Fidelity Institutional Money Market Portfolio Institutional Class	308,767,467	267,438,866	47,899,156	90,864	528,307,177
Fidelity Short-Term Bond Fund	730,961,639	89,465,602	-	1,778,041	818,688,070
Total	$ 1,671,584,243	$ 367,789,204	$ 47,899,156	$ 4,062,347	$ 1,989,103,088
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,147,549,095	$ -	$ 1,147,549,095	$ -
U.S. Government and Government Agency Obligations	52,606,352	-	52,606,352	-
U.S. Government Agency - Mortgage Securities	52,436,807	-	52,436,807	-
Asset-Backed Securities	401,664,490	-	401,664,490	-
Collateralized Mortgage Obligations	89,411,162	-	89,411,162	-
Commercial Mortgage Securities	49,702,155	-	49,702,155	-
Municipal Securities	6,992,111	-	6,992,111	-
Foreign Government and Government Agency Obligations	6,790,408	-	6,790,408	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Notes	$ 1,354,421	$ -	$ 1,354,421	$ -
Fixed-Income Funds	210,198,206	210,198,206	-	-
Short-Term Funds	4,360,355,049	4,360,355,049	-	-
Money Market Funds	635,106,616	635,106,616	-	-
Total Investments in Securities:	$ 7,014,166,872	$ 5,205,659,871	$ 1,808,507,001	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $6,995,362,500. Net unrealized appreciation aggregated $18,804,372, of which $29,931,905 related to appreciated investment securities and $11,127,533 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2014
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	October 30, 2014